JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 90.3% (a)
Alabama — 0.5%
Alabama 21st Century Authority Series 2012A, Rev., 5.00%, 6/1/2021	55,000	56,300
Alabama Federal Aid Highway Finance Authority
Series 2012A, Rev., GAN, 5.00%, 9/1/2021	225,000	232,852
Series A, Rev., 5.00%, 9/1/2023	25,000	28,258
Alabama Municipal Electric Authority Series 2013A, Rev., 4.50%, 9/1/2021 (b)	20,000	20,639
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2021	245,000	245,943
Series 2014-A, Rev., 5.00%, 2/1/2021	70,000	70,549
Series 2014B, Rev., 5.00%, 1/1/2022	80,000	84,134
Series 2014-A, Rev., 5.00%, 2/1/2022	20,000	21,113
Series 2015A, Rev., 5.00%, 5/1/2022	35,000	37,360
Series C, Rev., 5.00%, 9/1/2022	20,000	21,666
Series 2014-B, Rev., 5.00%, 1/1/2023	20,000	21,983
Alabama Public School and College Authority, Capital Improvement Economic Development and Training
Series 2012B, Rev., 5.00%, 3/1/2021	45,000	45,532
Rev., 5.00%, 3/1/2022	20,000	21,193
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2023	145,000	160,859
Auburn University, General Fee
Series 2011A, Rev., 5.00%, 6/1/2021 (b)	30,000	30,726
Series 2018A, Rev., 5.00%, 6/1/2021	40,000	40,962
Series 2015B, Rev., 4.00%, 6/1/2022	25,000	26,373
Rev., 5.00%, 6/1/2022	25,000	26,746
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	170,000	186,298
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	1,030,000	1,045,563
City of Auburn GO, 3.00%, 5/1/2022	20,000	20,799

Investments	Principal Amount($)	Value($)
City of Daphne GO, 3.00%, 4/1/2022	35,000	36,273
City of Huntsville Series 2015A, GO, 5.00%, 5/1/2021	60,000	61,183
City of Huntsville, Capital Improvement Series 2011B, GO, 5.00%, 5/1/2021 (b)	110,000	112,174
City of Huntsville, Electric System Rev., 5.00%, 12/1/2021 (b)	20,000	20,958
City of Opelika GO, 4.13%, 11/1/2021 (b)	35,000	36,257
City of Orange Beach GO, 5.00%, 2/1/2022	25,000	26,406
City of Orange Beach, Warrants GO, 5.00%, 2/1/2021	110,000	110,872
City of Oxford GO, 3.25%, 10/1/2022 (b)	25,000	26,378
City of Trussville Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	28,325
City of Tuscaloosa Series 2014C, GO, 5.00%, 1/1/2021	25,000	25,094
County of Baldwin
GO, 4.00%, 1/1/2021	35,000	35,108
GO, 5.00%, 6/1/2021	20,000	20,481
County of Montgomery, Warrants GO, 5.00%, 3/1/2021	30,000	30,359
Limestone County, Water and Sewer Authority Rev., 5.00%, 12/1/2020	100,000	100,000
Madison County Board of Education Series 2019C, 5.00%, 3/1/2021	50,000	50,585
Montgomery County Public Education Cooperative District Rev., 5.00%, 4/1/2023	200,000	221,132
Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2021	100,000	101,599
Oxford Public Building Authority Series 2015A, Rev., 5.00%, 10/1/2022	25,000	27,085
State of Alabama, Capital Improvement Series 2013B, GO, 5.00%, 8/1/2021	50,000	51,605
University of Alabama (The)
Series 2019B, Rev., 4.00%, 7/1/2022	35,000	37,029
Series 2019A, Rev., 5.00%, 7/1/2022	30,000	32,212
University of Alabama at Birmingham
Series 2019A, Rev., 4.00%, 10/1/2022	165,000	175,979
Series 2015A, Rev., 5.00%, 10/1/2022	25,000	27,119

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water Works Board of the City of Birmingham (The)
Series 2015A, Rev., 4.00%, 1/1/2021	165,000	165,515
Rev., 5.00%, 1/1/2021	20,000	20,078
Series 2015A, Rev., 5.00%, 1/1/2022	25,000	26,306
Series 2015B, Rev., 5.00%, 1/1/2022	30,000	31,567

Total Alabama		4,083,527

Alaska — 0.7%
Alaska Housing Finance Corp. Series A, Rev., 1.50%, 6/1/2024	305,000	313,976
Alaska Housing Finance Corp., Capital Project
Series 2011A, Rev., 5.00%, 12/1/2020	100,000	100,000
Series 2011A, Rev., 5.00%, 12/1/2020 (b)	50,000	50,000
Series 2017A, Rev., 5.00%, 6/1/2021	25,000	25,585
Alaska Housing Finance Corp., State Capital Project Series A, Rev., 5.00%, 12/1/2020 (b)	20,000	20,000
Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project Rev., 5.00%, 4/1/2021	1,025,000	1,039,658
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2020	200,000	200,000
Series 2015A-2, Rev., 5.00%, 3/1/2021	125,000	126,384
Series 2012-2, Rev., 4.00%, 9/1/2021	250,000	256,497
Series 2014-3, Rev., 5.00%, 10/1/2021	205,000	212,618
Series 1, Rev., 5.00%, 12/1/2021	450,000	470,070
Alaska Railroad Corp. Series 2015A, Rev., 5.00%, 8/1/2021	550,000	566,307
Borough of Matanuska-Susitna Series 2007A, GO, NATL-RE, 5.00%, 4/1/2021	35,000	35,558
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2021	195,000	201,880
Borough of Matanuska-Susitna, Transportation System
Series 2014A, GO, 5.00%, 8/1/2021	20,000	20,641
Series 2014B, GO, 5.00%, 11/1/2021	40,000	41,764
Series 2012D, GO, 4.50%, 4/1/2022 (b)	30,000	31,717

Investments	Principal Amount($)	Value($)
Borough of North Slope
Series 2016B, GO, 5.00%, 6/30/2021 (b)	105,000	107,953
Series 2018A, GO, 5.00%, 6/30/2021	40,000	41,084
Series 2018B, GO, 5.00%, 6/30/2021	90,000	92,440
Series 2014B, GO, 5.00%, 10/30/2021	35,000	36,495
Series 2016A, GO, 5.00%, 6/30/2022	175,000	187,908
Series 2015B, GO, 5.00%, 6/30/2025	100,000	102,593
Borough of North Slope AK Series 2012A, GO, 5.00%, 6/30/2022	20,000	21,475
City of Anchorage, Senior Lien Series 2014A, Rev., 4.00%, 12/1/2020 (b)	510,000	510,000
Municipality of Anchorage
Series 2018B, GO, 5.00%, 9/1/2021	260,000	269,373
Series C, GO, 5.00%, 9/1/2021	225,000	233,111
Series A, GO, 5.00%, 8/1/2022	20,000	21,601
Series 2018D, GO, 4.00%, 9/1/2022	25,000	26,665
Series 2018A, GO, 5.00%, 9/1/2022	50,000	54,202
Series D, GO, 5.00%, 9/1/2022	45,000	48,782
State of Alaska, Native Tribal Health Consortium
COP, 5.00%, 6/1/2021	200,000	204,404
COP, 4.00%, 6/1/2022	295,000	310,063
University of Alaska Series 2011Q, Rev., 4.00%, 10/1/2021 (b)	20,000	20,617

Total Alaska		6,001,421

Arizona — 1.1%
Arizona Department of Transportation State Highway Fund
Series 2011A, Rev., 5.00%, 7/1/2021	60,000	61,659
Series 2013A, Rev., 5.00%, 7/1/2021	35,000	35,968
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	60,000	64,532
Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2021	355,000	356,303
Arizona Health Facilities Authority, Scottsdale Lincoln Project Series 2014A, Rev., 5.00%, 12/1/2020	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2019A, Rev., 5.00%, 11/1/2021	190,000	197,589
Series 2019A, Rev., 5.00%, 11/1/2022	400,000	433,280
Series 2019A, Rev., 5.00%, 11/1/2024	75,000	87,524
Arizona State University
Series 2012A, Rev., 3.00%, 7/1/2022	25,000	26,075
Series 2016A, Rev., 5.00%, 7/1/2022	25,000	26,864
Series 2017A, Rev., 5.00%, 7/1/2022	45,000	48,355
Arizona State University, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2021	110,000	113,056
Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	2,135,000	2,246,767
City of Avondale GO, 5.00%, 7/1/2022	60,000	64,572
City of Buckeye, Excise Tax Rev., 5.00%, 7/1/2022	20,000	21,524
City of Flagstaff
GO, 5.00%, 7/1/2021	30,000	30,842
Series 2014B, GO, 5.00%, 7/1/2021	20,000	20,561
City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	21,909
City of Goodyear GO, 3.00%, 7/1/2021	20,000	20,324
City of Mesa, Utility System Rev., 5.00%, 7/1/2022	50,000	53,728
City of Phoenix Civic Improvement Corp.
Rev., 5.00%, 7/1/2021	20,000	20,560
Rev., 5.00%, 7/1/2022	25,000	26,901
Series 2017D, Rev., 5.00%, 7/1/2024	400,000	462,128
City of Phoenix Civic Improvement Corp., Excise Tax Series 2017B, Rev., 5.00%, 7/1/2022	40,000	43,028
City of Phoenix Civic Improvement Corp., Wastewater System, Junior Lien
Rev., 4.00%, 7/1/2021	65,000	66,443
Rev., 5.00%, 7/1/2022	20,000	21,521
City of Phoenix Civic Improvement Corp., Water System, Junior Lien Rev., 5.00%, 7/1/2022	25,000	26,893
City of Surprise, Utility System Rev., 5.00%, 7/1/2022	35,000	37,667
City of Tempe Series 2016B, GO, 2.00%, 7/1/2021	50,000	50,534
City of Tempe, Excise Tax
Rev., 5.00%, 7/1/2021	90,000	92,526
Series 2011A, Rev., 5.00%, 7/1/2021	25,000	25,702

Investments	Principal Amount($)	Value($)
City of Tucson, Water System
Series 2013A, Rev., 3.00%, 7/1/2021	25,000	25,412
Rev., 5.00%, 7/1/2021	25,000	25,702
County of Maricopa COP, 5.00%, 7/1/2022	350,000	376,033
County of Pima, Sewer System
Rev., 5.00%, 7/1/2021	65,000	66,817
Series 2011B, Rev., 5.00%, 7/1/2021 (b)	30,000	30,835
Rev., 5.00%, 7/1/2022	60,000	64,552
Gilbert Public Facilities Municipal Property Corp. Rev., 4.75%, 7/1/2021	65,000	66,730
Gilbert Water Resource Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	25,000	26,905
Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic Series 2014A, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 12/1/2020 (c)	1,000,000	1,000,000
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 4.00%, 8/1/2021	135,000	137,981
Kyrene Elementary School District No. 28
Series 2016A, GO, 5.00%, 7/1/2022	20,000	21,508
GO, 4.00%, 7/1/2023	20,000	21,920
Madison Elementary School District No. 38, School Improvement, Project of 2014 Series 2017B, GO, 5.00%, 7/1/2021	40,000	41,120
Maricopa County Community College District, Project of 2004 Series 2011D, GO, 4.00%, 7/1/2022	30,000	30,666
Maricopa County Elementary School District No. 14 Creighton, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2021	200,000	205,436
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2021	1,470,000	1,475,395
Series C, Rev., 5.00%, 10/18/2024 (c)	80,000	93,506
Maricopa County School District No. 3 Tempe Elementary, School Improvement GO, 4.00%, 7/1/2023	35,000	38,341
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 7/1/2021	60,000	61,681

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	35,000	37,667
Maricopa County Unified School District No. 80 Chandler
Series 2017B, GO, 3.50%, 7/1/2022	25,000	26,309
GO, 5.00%, 7/1/2022	20,000	21,521
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2021	50,000	51,368
GO, 5.00%, 7/1/2022	45,000	48,303
Maricopa County Unified School District No. 97-Deer Valley, School Improvement, Project of 2013 Series 2017C, GO, 5.00%, 7/1/2022	30,000	32,276
Maricopa County Union High School District No. 210-Phoenix GO, 3.00%, 7/1/2022	30,000	31,330
Maricopa County Union High School District No. 210-Phoenix, School Improvement GO, 5.00%, 7/1/2022	30,000	32,276
Maricopa County Union High School District No. 210-Phoenix, School Improvement, Project of 2011 Series 2017E, GO, 5.00%, 7/1/2021	40,000	41,118
Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	25,000	26,897
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2023	45,000	49,296
Pima County Regional Transportation Authority Rev., 5.00%, 6/1/2024	25,000	29,135
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2021	20,000	20,480
Rev., 5.00%, 6/1/2022	35,000	37,505
Prescott Valley Municipal Property Corp. Rev., 5.00%, 1/1/2021 (b)	45,000	45,176
Regional Public Transportation Authority, Maricopa County Public Transportation Rev., 5.00%, 7/1/2021	40,000	41,120
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2021	55,000	56,620

Investments	Principal Amount($)	Value($)
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2010-B, Rev., 5.00%, 12/1/2020	55,000	55,000
Series 2016A, Rev., 5.00%, 1/1/2021	60,000	60,234
Series 2015A, Rev., 5.00%, 12/1/2021	40,000	41,928
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	27,406
Series 2011A, Rev., 5.00%, 12/1/2024	25,000	26,185
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2021	80,000	82,246
Sedona-Oak Creek Joint Unified School District No. 9
GO, 4.00%, 7/1/2021	20,000	20,445
GO, 5.00%, 7/1/2021	65,000	66,825
State of Arizona COP, 5.00%, 10/1/2021	20,000	20,798
State of Arizona Lottery Rev., 5.00%, 7/1/2022	25,000	26,893
Yavapai County Union High School District No. 4 Mingus GO, 4.00%, 7/1/2021	25,000	25,535

Total Arizona		9,797,767

Arkansas — 0.3%
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	73,803
Arkansas Development Finance Authority, Capital Improvement Series 2011C, Rev., 5.00%, 6/1/2021	35,000	35,842
Bentonville School District No. 6 Series 2017A, GO, 3.25%, 12/1/2020	405,000	405,000
Cedarville School District No. 44
GO, 3.50%, 12/1/2020	120,000	120,000
GO, 3.63%, 12/1/2020	130,000	130,000
City of Rogers, Sewer Rev., 4.00%, 11/1/2021	50,000	51,706
Greenwood School District No. 25 GO, 2.00%, 12/1/2021	425,000	431,974
Northwest Arkansas Community College, Capital Improvement, Tax-Exempt GO, 4.13%, 5/15/2021 (b)	30,000	30,544
Pulaski County Special School District GO, 3.00%, 2/1/2021 (b)	105,000	105,449
South Conway County School District No. 17
GO, 3.63%, 12/1/2020	105,000	105,000
GO, 3.75%, 12/1/2020	700,000	700,000
State of Arkansas GO, 5.00%, 7/1/2023	30,000	33,668

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Arkansas, Federal Highway GO, GAN, 5.00%, 4/1/2022	25,000	26,607
State of Arkansas, Four-Lane Highway Construction and Improvement GO, 5.00%, 6/15/2021	190,000	194,927
State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2021	50,000	51,403
University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	20,000	21,745
University of Arkansas, Capital Improvement, UALR Energy Conservation Series 2013C, Rev., 5.00%, 10/1/2021	50,000	51,987
University of Arkansas, Refunding and Improvement Series 2016A, Rev., 5.00%, 11/1/2021	25,000	26,093
University of Arkansas, Student Fee, Community College
Rev., 4.00%, 5/1/2022	30,000	31,600
Rev., 4.00%, 5/1/2023	60,000	65,320
University of Arkansas, Various Facility Fayetteville Campus
Rev., 5.00%, 11/1/2021	150,000	156,556
Series 2011A, Rev., 5.00%, 11/1/2021 (b)	95,000	99,171
Series 2013A, Rev., 5.00%, 9/15/2022	25,000	27,129
Rev., 5.00%, 11/1/2022	50,000	54,542
University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	37,613
University of Arkansas, Various Facility UAMS Campus Series 2020A, Rev., 5.00%, 12/1/2020	75,000	75,000

Total Arkansas		3,142,679

California — 3.4%
Acalanes Union High School District GO, 4.00%, 8/1/2022	30,000	31,918
Adelanto Public Utility Authority Series 2017A, Rev., AGM, 5.00%, 7/1/2021	50,000	51,409
Alameda County Transport Authority, Sales Tax Rev., 4.00%, 3/1/2022	40,000	41,923
Alhambra Unified School District Series 2016B, GO, 5.00%, 8/1/2022	30,000	32,417
Anaheim Public Financing Authority, Electric Distribution System Series 2012A, Rev., 5.00%, 10/1/2021	20,000	20,801
Bay Area Toll Authority, Toll Bridge, San Francisco Series 2012F-1, Rev., 5.00%, 4/1/2022 (b)	40,000	42,572

Investments	Principal Amount($)	Value($)
Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	20,000	21,279
Belmont-Redwood Shores School District GO, 5.00%, 8/1/2022	20,000	21,611
Brea Redevelopment Agency, Redevelopment Project AB Series 2011A, Rev., 5.00%, 8/1/2021 (b)	30,000	30,938
Brentwood Infrastructure Financing Authority Series 2012A, AGM, 3.50%, 9/2/2023	50,000	52,909
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	46,755
Buena Park Public Financing Authority Rev., 4.00%, 5/1/2021	110,000	111,747
Cabrillo Community College District GO, 5.00%, 8/1/2022	30,000	32,417
California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.
Rev., 3.00%, 6/1/2021	100,000	101,471
Rev., 4.00%, 6/1/2022	150,000	158,749
Rev., 4.00%, 6/1/2023	460,000	504,004
Rev., 5.00%, 6/1/2025	240,000	289,752
California County Tobacco Securitization Agency, Senior
Series 2020A, Rev., 3.00%, 6/1/2021	350,000	355,148
Series 2020A, Rev., 4.00%, 6/1/2022	350,000	370,416
Series 2020A, Rev., 4.00%, 6/1/2023	350,000	383,481
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 4.00%, 6/1/2022	375,000	396,874
Rev., 4.00%, 6/1/2023	530,000	580,700
California Educational Facilities Authority, Loyola Marymount University Rev., 4.00%, 10/1/2021	140,000	143,748
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	75,000	79,351
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	210,000	248,390
California Health Facilities Financing Authority, Common Spirit Health 2011 Series 2011A, Rev., 5.25%, 3/1/2021 (b)	275,000	278,410

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017B, Rev., 5.00%, 11/1/2022 (c)	100,000	108,922
Series C, Rev., 5.00%, 11/1/2022 (c)	560,000	609,963
California Health Facilities Financing Authority, Memorial Health Service Series 2012A, Rev., 5.00%, 10/1/2023	270,000	292,783
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 4.00%, 10/1/2021	245,000	252,409
California Health Facilities Financing Authority, St. Joseph Health System
Series 2009D, Rev., 1.70%, 10/18/2022 (c)	265,000	271,588
Series 2009C, Rev., 5.00%, 10/18/2022 (c)	170,000	184,715
California Health Facilities Financing Authority, Vocational Vision Series 2010A, Rev., 5.63%, 12/1/2020	100,000	100,000
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2022	100,000	108,721
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2020A-2, Rev., (SIFMA Municipal Swap Index Yield - 0.05%), 0.06%, 12/10/2020 (d)	750,000	749,602
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	83,560
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2021	275,000	276,903
Series 2017A, Rev., 5.00%, 2/1/2022	120,000	125,884
California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	425,000	426,827
California Public Finance Authority, ORO Loma Sanitary District Rev., 3.00%, 10/1/2021	25,000	25,593
California State Public Works Board Series 2013C, Rev., 4.00%, 3/1/2021 (b)	75,000	75,717

Investments	Principal Amount($)	Value($)
California State Public Works Board, California State University, Various Capital Projects Series 2021A, Rev., 5.00%, 2/1/2023 (e)	5,000,000	5,272,150
California State University, Systemwide Series A, Rev., 5.00%, 11/1/2023	35,000	39,843
California Statewide Communities Development Authority, Multi-Family Housing, Ethel Arnold Bradley Apartments Series S-1, Rev., 1.25%, 6/1/2021 (c)	415,000	416,876
California Statewide Communities Development Authority, Multi-Family Housing, Robert Farrell Manor & Western Gardens Apartments Series T-1, Rev., 1.25%, 6/1/2021 (c)	165,000	165,729
California Statewide Communities Development Authority, Rady Children’s Hospital Series 2016A, Rev., 5.00%, 8/15/2021	100,000	103,253
California Statewide Communities Development Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2021 (b)	30,000	31,446
Camrosa Water District Financing Authority, Water and Wastewater Series 2011A, Rev., 5.00%, 1/15/2021 (b)	50,000	50,290
Carlsbad Unified School District GO, 5.00%, 8/1/2022	20,000	21,611
Carlsbad Unified School District, Election of 2006
Series 2011C, GO, 4.75%, 8/1/2021 (b)	25,000	25,766
Series 2011C, GO, 5.00%, 8/1/2021	195,000	201,287
Carlsbad Unified School District, Election of 2018 Series 2018A, GO, 5.00%, 8/1/2022	20,000	21,611
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,374
Cerritos Community College District Series A, GO, 5.00%, 8/1/2022	40,000	43,223
Chabot-Las Positas Community College District GO, 4.00%, 8/1/2021	50,000	51,280
Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	30,000	32,417

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City and County of San Francisco Finance Corp., Emergency Communication Series 2010-R1, Rev., 3.50%, 4/1/2021	25,000	25,067
City and County of San Francisco, Juvenile Hall Project Series 2014-R2, COP, 5.00%, 4/1/2022	50,000	53,195
City and County of San Francisco, Moscone Center South Refunding Project Series 2011A, COP, 5.00%, 9/1/2021	30,000	31,038
City and County of San Francisco, Multi-Family Housing, Transbay Block 8 Tower Apartments Series 2016H-2, Rev., VRDO, LOC: Bank of China Ltd., 0.16%, 12/10/2020 (c)	710,000	710,000
City of Brea, Water Utility
Rev., 4.00%, 7/1/2021	25,000	25,560
Rev., 4.00%, 7/1/2022	75,000	79,557
City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	27,216
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2023	50,000	55,502
Series 2020A, Rev., 4.00%, 5/15/2024	20,000	22,432
City of Los Angeles, Solid Waste Resources Series 2015A, Rev., 5.00%, 2/1/2021	40,000	40,320
City of Los Angeles, Wastewater System
Series 2012C, Rev., 5.00%, 6/1/2021	70,000	71,680
Series 2013B, Rev., 4.00%, 6/1/2022	25,000	26,439
City of Malibu Series 2016A, COP, 4.00%, 11/1/2021	40,000	41,372
City of Newark COP, 5.00%, 6/1/2023	45,000	50,136
City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	39,283
City of Pasadena Series 2012A, Rev., 4.00%, 6/1/2022	20,000	21,145
City of Richmond Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	197,462
City of Riverside Series 2019A, Rev., 5.00%, 10/1/2022	40,000	43,537
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	43,153

Investments	Principal Amount($)	Value($)
City of San Francisco Public Utilities Commission, Water Subseries C, Rev., 5.00%, 11/1/2021 (b)	45,000	46,988
City of San Mateo GO, 4.00%, 8/1/2021	20,000	20,512
City of Santa Clara, Central Park Library Project COP, 4.00%, 2/1/2021	25,000	25,154
City of Sausalito COP, 4.00%, 5/1/2023	25,000	27,299
Clovis Unified School District, Election 2012
Series 2012A, GO, 4.00%, 8/1/2021	25,000	25,640
Series 2012C, GO, 5.00%, 8/1/2021	20,000	20,645
Coast Community College District Series A, GO, 5.00%, 8/1/2021	35,000	36,128
Contra Costa Transportation Authority, Sales Tax Series 2017A, Rev., 5.00%, 3/1/2021	30,000	30,356
Coronado Community Development Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2021	100,000	103,628
County of Los Angeles, Disney Concert Hall Parking Garage COP, 5.00%, 3/1/2022	425,000	449,242
County of Napa COP, 5.00%, 6/1/2022	80,000	85,675
County of San Bernardino, Arrowhead Refunding Project
Series 2019A, COP, 5.00%, 10/1/2021	95,000	98,652
Series 2019A, COP, 5.00%, 10/1/2022	25,000	27,071
County of San Diego, Administration Center Waterfront Park COP, 4.00%, 2/1/2021	30,000	30,190
Cupertino Union School District GO, 5.00%, 8/1/2022	25,000	27,014
Department of Veterans Affairs Veteran’s Farm and Home Purchase Program Series 2012A, Rev., 2.75%, 12/1/2020	45,000	45,000
Desert Community College District GO, 5.00%, 8/1/2022	85,000	91,848
Desert Sands Unified School District
GO, 5.00%, 8/1/2021	20,000	20,645
Series 2013A, GO, 5.00%, 6/1/2022	45,000	48,263
Dublin Unified School District GO, 4.00%, 8/1/2021	35,000	35,896
Dublin-San Ramon Services District Rev., 5.00%, 2/1/2021 (b)	25,000	25,201
Eastern Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2021	40,000	41,128

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
El Camino Community College District Foundation (The)
GO, 5.00%, 8/1/2021	25,000	25,806
GO, 5.00%, 8/1/2022	50,000	54,028
El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	576,414
Fontana Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 10/1/2023	30,000	33,528
Foothill-De Anza Community College District GO, 5.00%, 8/1/2021	45,000	46,451
Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023	25,000	28,392
Fremont Union High School District
GO, 5.00%, 8/1/2021	20,000	20,645
GO, 5.00%, 8/1/2022	30,000	32,417
Fresno Unified School District, Election of 2001 Series G, GO, Zero Coupon, 8/1/2041	405,000	102,040
Gavilan Joint Community College District, Election of 2004 Series 2011D, GO, 4.00%, 8/1/2021	25,000	25,635
Glendale Unified School District GO, 4.25%, 9/1/2022 (b)	30,000	32,140
Golden State Tobacco Securitization Corp. Series 2013A, Rev., 4.00%, 6/1/2021	100,000	101,877
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2021	1,500,000	1,535,610
Series 2018A, Rev., 3.00%, 6/1/2022	100,000	104,130
Golden West Schools Financing Authority, Beverly Hills Unified School District Rev., NATL-RE, 5.25%, 8/1/2021	25,000	25,844
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2021	25,000	25,733
Series C, GO, 5.00%, 7/15/2024	25,000	29,130
Grossmont Union High School District, Election of 2008 GO, 5.00%, 8/1/2021 (b)	50,000	51,616
Series G-2, GO, 5.00%, 8/1/2022	30,000	32,401
Grossmont-Cuyamaca Community College District GO, 5.00%, 8/1/2022	50,000	54,028

Investments	Principal Amount($)	Value($)
Grossmont-Cuyamaca Community College District, Election of 2012 Series 2013A, GO, 5.00%, 8/1/2021	20,000	20,645
Irvine Ranch Water District COP, 5.00%, 3/1/2022	30,000	31,777
Irvine Unified School District, School Facilities Improvement District No. 1 Series 2016A, GO, 5.00%, 9/1/2022	25,000	27,115
Jefferson Union High School District, Election of 2006 Series D, GO, Zero Coupon, 8/1/2021 (b)	150,000	52,440
Lodi Unified School District
GO, AGM, 5.00%, 8/1/2021 (b)	20,000	20,646
GO, AGM, 5.00%, 8/1/2023	240,000	257,887
Long Beach Community College District
Series 2012B, GO, 4.00%, 8/1/2021	20,000	20,512
Series 2017G, GO, 4.00%, 8/1/2021	35,000	35,896
Series 2017G, GO, 5.00%, 8/1/2022	25,000	27,014
Los Alamitos Unified School District GO, 5.00%, 8/1/2021	40,000	41,290
Los Altos Elementary School District
GO, 4.00%, 8/1/2021	100,000	102,560
GO, 4.00%, 8/1/2022	20,000	21,279
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2021	55,000	56,412
Series 2015A, GO, 5.00%, 8/1/2021	50,000	51,615
Series J, GO, 3.00%, 8/1/2022	25,000	26,188
Los Angeles Community College District, Election of 2008 Series I, GO, 4.00%, 8/1/2021	45,000	46,155
Los Angeles County Metropolitan Transportation Authority
Series 2016A, Rev., 5.00%, 6/1/2021	25,000	25,596
Series 2013B, Rev., 5.00%, 7/1/2021	35,000	35,974
Series A, Rev., 5.00%, 7/1/2021	40,000	41,113
Series 2017A, Rev., 5.00%, 7/1/2022	40,000	43,022
Series 2018A, Rev., 5.00%, 7/1/2022	110,000	118,309
Series 2019A, Rev., 5.00%, 7/1/2022	35,000	37,644
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	94,257

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	50,000	54,476
Los Angeles County Public Works Financing Authority, Multiple Capital Projects II
Rev., 5.00%, 8/1/2022	85,000	91,714
Rev., 5.00%, 8/1/2023	25,000	26,972
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Rev., 5.00%, 12/1/2022	50,000	54,476
Los Angeles Department of Water and Power System
Series 2011A, Rev., 5.00%, 7/1/2021	35,000	35,136
Series 2013B, Rev., 5.00%, 7/1/2022	30,000	32,286
Los Rios Community College District
GO, 5.00%, 8/1/2021	20,000	20,645
GO, 4.00%, 8/1/2022	30,000	31,918
GO, 5.00%, 8/1/2023	40,000	43,218
Manteca Unified School District, Election of 2014 GO, 3.00%, 8/1/2021	30,000	30,569
Marin Water District Financing Authority Series 2012A, Rev., 4.00%, 7/1/2021	25,000	25,560
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	250,000	79,300
Metropolitan Water District of Southern California Rev., 5.00%, 1/1/2021	55,000	55,215
Series 2018A, Rev., 5.00%, 7/1/2022	25,000	26,893
Monterey Peninsula Community College District, Tax-Exempt Series A, GO, 4.00%, 8/1/2021	20,000	20,512
Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,006
Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2021	75,000	76,920
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 5.00%, 11/1/2021	100,000	104,446
Newport Mesa Unified School District, Election of 2005 GO, Zero Coupon, 8/1/2021 (b)	200,000	48,906

Investments	Principal Amount($)	Value($)
North Orange County Community College District, Election of 2014 Series 2014B, GO, 4.00%, 8/1/2022	30,000	31,919
Northern California Power Agency Series 1986A, Rev., AMBAC, 7.50%, 7/1/2021 (b)	180,000	187,457
Ohlone Community College District GO, 4.00%, 8/1/2021	55,000	56,408
Olivenhain Municipal Water District Series 2016A, Rev., 5.00%, 6/1/2022	25,000	26,813
Ontario Public Financing Authority Rev., AGM, 5.00%, 11/1/2023	100,000	113,024
Ontario Public Financing Authority, Water Rev., 5.00%, 7/1/2021	35,000	35,987
Orange County Sanitation District, Wastewater
Series 2012B, Rev., 5.00%, 2/1/2021	20,000	20,159
Series 2014A, Rev., 5.00%, 2/1/2021	25,000	25,199
Series 2014A, Rev., 5.00%, 2/1/2022	25,000	26,413
Orchard School District GO, 5.00%, 8/1/2023	25,000	28,211
Oxnard Union High School District, Election of 2018
Series 2018A, GO, 4.00%, 8/1/2022	20,000	21,279
Series B, GO, 4.00%, 8/1/2022	25,000	26,599
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	59,155
Palm Springs Financing Authority, Convention Center Project
Series 2012A, Rev., 3.00%, 11/1/2021	150,000	153,582
Series 2012A, Rev., 3.13%, 11/1/2022	25,000	26,297
Series 2012A, Rev., 3.25%, 11/1/2023	55,000	57,972
Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022	100,000	105,756
Palomar Community College District GO, 5.00%, 5/1/2021	20,000	20,402
Series 2010B, GO, Zero Coupon, 8/1/2021	250,000	249,502
GO, 5.00%, 5/1/2024	50,000	58,093
Pasadena Public Financing Authority, Rose Bowl Renovation Project
Series 2016A, Rev., 5.00%, 4/1/2022	25,000	26,607
Series 2016A, Rev., 5.00%, 4/1/2023	25,000	27,648

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	34,306
Placer Union High School District School Facilities Improvement District No. 2, Election of 2018 GO, 5.00%, 8/1/2021	50,000	51,612
Pleasanton Unified School District Series 2013A, GO, 5.00%, 8/1/2021	65,000	67,096
Port of Los Angeles
Series 2014B, Rev., 5.00%, 8/1/2021	30,000	30,891
Series 2015A, Rev., 5.00%, 8/1/2021	25,000	25,743
Poway Unified School District Public Financing Authority, Community Facility District, Special Tax Series 2017A, Rev., 4.00%, 9/1/2021	30,000	30,860
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023	25,000	28,013
Rancho Water District Financing Authority Series 2016B, Rev., 5.00%, 8/1/2021	35,000	36,128
Reed Union School District GO, 4.00%, 8/1/2021	50,000	51,280
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	270,000	301,263
Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2023	25,000	27,946
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2021	100,000	102,364
Riverside Unified School District GO, AGM, 5.00%, 2/1/2021 (b)	60,000	60,484
Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	27,316
Sacramento County Sanitation Districts Financing Authority Series 2011A, Rev., 5.00%, 12/1/2021 (b)	20,000	20,964
Sacramento Municipal Utility District
Rev., 5.00%, 7/1/2022	40,000	43,075
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	50,000	55,438
Salinas Public Facilities Inc., Salinas Public Safety Building Project Series 2018A, Rev., 5.00%, 12/1/2020	300,000	300,000

Investments	Principal Amount($)	Value($)
San Bernardino Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2021	25,000	25,633
San Diego Community College District, Election of 2002 GO, 5.00%, 8/1/2021 (b)	25,000	25,808
San Diego Community College District, Election of 2006
GO, 4.00%, 8/1/2021	30,000	30,768
GO, 4.00%, 8/1/2022	30,000	31,919
San Diego County Regional Transportation Commission, Sales Tax Series 2012A, Rev., 5.00%, 4/1/2021	35,000	35,560
San Diego County Water Authority Rev., 5.00%, 5/1/2021	85,000	86,709
San Diego Public Facilities Financing Authority
Series 2016A, Rev., 4.00%, 5/15/2021	60,000	61,042
Series 2020A, Rev., 5.00%, 8/1/2022	30,000	32,428
San Diego Public Facilities Financing Authority, Ballpark Refunding Rev., 5.00%, 10/15/2022	125,000	135,625
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	25,000	27,066
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 4.00%, 8/1/2021	50,000	51,280
San Elijo Joint Powers Authority, Clean Water Projects Rev., 3.00%, 3/1/2022	85,000	88,029
San Francisco Bay Area Rapid Transit District Sales Tax
Series 2012A, Rev., 4.00%, 7/1/2021	30,000	30,671
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	35,000	37,644
Series 2015A, Rev., 5.00%, 7/1/2022	20,000	21,531
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2013C, GO, 4.00%, 8/1/2021	55,000	56,408
San Francisco County Transportation Authority Rev., 3.00%, 2/1/2021	25,000	25,117
San Francisco Municipal Transportation Agency Rev., 5.00%, 3/1/2021	35,000	35,396
San Francisco Unified School District, Proposition A, Election of 2011
Series 2015F&C, GO, 5.00%, 6/15/2021	35,000	35,911
Series 2014B, GO, 5.00%, 6/15/2022	55,000	59,092

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2023	20,000	22,125
San Joaquin Hills Transportation Corridor Agency, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	118,252
San Jose Evergreen Community College District, Election of 2016
Series A, GO, 4.00%, 9/1/2022	20,000	21,343
Series B, GO, 4.00%, 9/1/2022	25,000	26,679
San Jose Financing Authority, Civic Center Project
Series 2013A, Rev., 4.00%, 6/1/2021 (b)	25,000	25,478
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	75,000	80,368
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	30,000	33,553
San Juan Unified School District Series 2012C, GO, 4.00%, 8/1/2021 (b)	25,000	25,642
San Juan Unified School District, Election of 2002 GO, 3.00%, 8/1/2023	25,000	26,841
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	54,049
San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	25,000	27,618
San Marcos Unified School District, Community Facilities District Rev., 4.00%, 9/1/2023	25,000	27,588
San Mateo County Transit District
Series 2015A, Rev., 5.00%, 6/1/2021	25,000	25,604
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	26,813
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center
Series 2014A, Rev., 4.00%, 6/15/2021	30,000	30,609
Series 2014A, Rev., 5.00%, 6/15/2022	25,000	26,832
San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	20,000	21,692
San Rafael Joint Powers Financing Authority, Public Safety Facilities Rev., 4.00%, 6/1/2022	50,000	52,878
San Ramon Valley Unified School District GO, 5.00%, 8/1/2022	25,000	27,014
Santa Margarita-Dana Point Authority, Water District Improvement Rev., 4.00%, 8/1/2021	45,000	46,152

Investments	Principal Amount($)	Value($)
Santa Monica Community College District, Election 2008 Series 2014B, GO, 5.00%, 8/1/2021	30,000	30,967
Santa Monica Community College District, Election of 2008 Series 2014B, GO, 5.00%, 8/1/2022	35,000	37,820
Santa Monica Public Financing Authority, City Services Building Project Series 2011A, Rev., 5.00%, 6/1/2023	25,000	25,592
Santa Monica Public Financing Authority, Downtown Fire Station Project Rev., 5.00%, 7/1/2021	35,000	35,987
Santa Monica-Malibu Unified School District Series 2016A, GO, 4.00%, 7/1/2022	65,000	68,949
Santa Rosa High School District
GO, 4.00%, 8/1/2021	20,000	20,512
GO, 4.00%, 8/1/2022	45,000	47,878
Silicon Valley Clean Water, Wastewater Rev., 5.00%, 8/1/2022	50,000	54,029
Simi Valley Public Financing Authority Series 2014A, Rev., 5.00%, 10/1/2022	110,000	119,748
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	45,114
Sonoma County Junior College District Series B, GO, 4.00%, 8/1/2023	55,000	60,602
Soquel Creek Water District, Capital Projects COP, 4.00%, 3/1/2021 (b)	30,000	30,287
South San Francisco Unified School District Rev., NATL-RE, 5.25%, 9/15/2022	35,000	38,183
Southern California Water Replenishment District Rev., 5.00%, 8/1/2021	25,000	25,806
State of California Department of Water Resources Power Supply Series 2015O, Rev., 5.00%, 5/1/2022 (b)	50,000	53,416
State of California Department of Water Resources, Center Valley Project Water System
Rev., 3.00%, 12/1/2020	50,000	50,000
Series AR, Rev., 5.00%, 12/1/2020	25,000	25,000
Series AX, Rev., 5.00%, 12/1/2020	30,000	30,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series AJ, Rev., 5.00%, 12/1/2021 (b)	20,000	20,954
Series AW, Rev., 5.00%, 12/1/2021	40,000	41,928
State of California Department of Water Resources, Central Valley Project Series AM, Rev., 5.00%, 12/1/2021	20,000	20,964
State of California Department of Water Resources, Central Valley Project, Water System
Series AW, Rev., 4.00%, 12/1/2020	20,000	20,000
Series AV, Rev., 5.00%, 12/1/2020	35,000	35,000
State of California, Various Purpose GO, 3.00%, 12/1/2021	35,000	35,976
Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2021	25,000	25,721
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	35,196
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	45,000	48,626
The Tracy Joint Unified School District, Election of 2008, School Facilities Improvement District No. 3 Series 2011B, GO, Zero Coupon, 8/1/2021 (b)	100,000	38,545
Tustin Unified School District, Public Facilities Improvements GO, 5.25%, 8/1/2021 (b)	35,000	36,189
Tustin Unified School District, School Facilities Improvement Project GO, 5.00%, 6/1/2022	35,000	37,538
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	168,763
University of California Series 2016AT, Rev., 1.40%, 5/15/2021 (c)	1,700,000	1,701,717
Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	27,010
Ventura County Community College District
Series 2008C, GO, Zero Coupon, 8/1/2021	100,000	99,781
GO, 5.00%, 8/1/2021 (b)	30,000	30,969
Ventura County Public Financing Authority Series 2013B, Rev., 5.00%, 11/1/2022	25,000	27,306

Investments	Principal Amount($)	Value($)
Walnut Valley Unified School District GO, 5.00%, 8/1/2022	20,000	21,611
Washington Township Health Care District Series 2015A, Rev., 5.00%, 7/1/2021	275,000	281,496
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	86,682
West Valley-Mission Community College District Series B, GO, 5.00%, 8/1/2022	25,000	27,014
West Valley-Mission Community College District, Election of 2012 Series 2012A, GO, 5.00%, 8/1/2021	35,000	36,128
Yountville Finance Authority Rev., 5.00%, 12/1/2021	25,000	26,205
Yuba Community College District Series 2016A, GO, 5.00%, 8/1/2021	50,000	51,612

Total California		30,821,030

Colorado — 1.7%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	25,000	27,380
Adams 12 Five Star Schools, The City and County of Broomfield GO, 3.00%, 12/15/2020	100,000	100,103
Apex Park & Recreation District GO, 3.00%, 12/1/2024	50,000	55,359
Arapahoe County School District No. 5 Cherry Creek GO, 3.00%, 12/15/2020	25,000	25,026
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/1/2021	25,000	26,205
Board of Water Commissioners City & County of Denver (The) Series 2012B, Rev., 5.00%, 12/15/2020	25,000	25,044
Boulder Valley School District No. Re-2 Boulder Series 2019A, GO, 5.00%, 12/1/2020	245,000	245,000
City and County of Denver
Series 2011A, GO, 3.00%, 8/1/2021 (b)	25,000	25,467
Series 2011-A, GO, 3.00%, 8/1/2021 (b)	25,000	25,468
Series B, Rev., 5.00%, 11/15/2024	125,000	147,365
City of Colorado Springs, Utilities System
Series 2012C-2, Rev., 4.00%, 11/15/2021	20,000	20,731
Series 2012B, Rev., 5.00%, 11/15/2021	25,000	26,151

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020B, Rev., 5.00%, 11/15/2021	35,000	36,612
Series 2011-A, Rev., 5.00%, 11/15/2022	25,000	26,149
Series A-3, Rev., 5.00%, 11/15/2022	50,000	54,706
City of Longmont Rev., 5.00%, 11/1/2021	50,000	52,162
City of Longmont, Sales and Use Tax Rev., AGM, 4.25%, 11/15/2021	1,075,000	1,114,840
City of Thornton
COP, 5.00%, 12/1/2020	165,000	165,000
COP, AMBAC, 4.00%, 12/1/2022	30,000	32,228
City of Westminster, Sales and Use Tax Rev., 5.00%, 12/1/2021	90,000	94,339
Colorado Educational and Cultural Facilities Authority, Charter School, Salida Del Sol Academy Building Corp. Rev., 6.00%, 6/1/2023 (b)	130,000	149,818
Colorado Educational and Cultural Facilities Authority, University of Denver Project Rev., 4.00%, 3/1/2021	110,000	110,905
Colorado Health Facilities Authority, Adventist Health System / Sunbelt Obligated Group Rev., 5.00%, 11/15/2022	100,000	108,570
Colorado Health Facilities Authority, Catholic Health Series 2011A, Rev., 5.00%, 2/1/2021 (b)	130,000	131,019
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2011A, Rev., 5.00%, 2/1/2021 (b)	440,000	443,450
Series A, Rev., 5.00%, 2/1/2021 (b)	480,000	483,763
Series 2011A, Rev., 5.25%, 2/1/2021 (b)	810,000	816,683
Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	70,000	74,911
Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	20,000	21,789
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	525,000	578,051
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. Series 2012C, Rev., 5.00%, 12/1/2021 (b)	75,000	78,515
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	115,000	123,176

Investments	Principal Amount($)	Value($)
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 4.00%, 9/1/2022	80,000	84,003
Rev., 5.00%, 9/1/2022	170,000	181,439
Colorado Health Facilities Authority, School Health System
Series 2019A, Rev., 5.00%, 1/1/2022	535,000	561,269
Series 2019A, Rev., 5.00%, 1/1/2023	145,000	158,324
Colorado Higher Education, Capital Construction Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2021	100,000	104,229
Series 2014A, COP, 5.00%, 11/1/2022	100,000	108,721
Colorado Housing and Finance Authority, Multi-Family Project Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	100,900
Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	60,000	60,973
Colorado Water Resources and Power Development Authority Series 2010A, Rev., 4.00%, 9/1/2024	25,000	25,077
Counties of Gunnison, Watershed School District No. 1 Series 2014A, GO, 3.00%, 12/1/2021	25,000	25,707
County of Adams
COP, 5.00%, 12/1/2020	325,000	325,000
COP, 5.00%, 12/1/2023	705,000	803,686
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2020	140,000	140,000
COP, 5.00%, 12/1/2021	160,000	160,610
County of Eagle
COP, 4.00%, 12/1/2020	120,000	120,000
COP, 5.00%, 12/1/2021	245,000	256,451
County of El Paso COP, 4.00%, 12/1/2020	100,000	100,000
Dawson Ridge Metropolitan District No.1 Series A, GO, Zero Coupon, 10/1/2022 (b)	50,000	49,708
Denver City and County School District No. 1
Series 2010C, GO, 4.00%, 12/1/2020	150,000	150,000
Series 2012B, GO, 4.00%, 12/1/2020	45,000	45,000
Series 2010C, GO, 5.00%, 12/1/2021	25,000	26,205
Series 2012B, GO, 4.00%, 12/1/2022	25,000	26,908

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Denver Health and Hospital Authority, Healthcare Recovery Zone Facility Rev., 5.50%, 12/1/2020 (b)	4,000,000	4,000,000
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 4.00%, 12/15/2020	25,000	25,035
GO, 4.50%, 12/15/2021	110,000	114,940
GO, 5.25%, 12/15/2021	45,000	47,370
El Paso County School District No. 2 Harrison GO, 4.00%, 12/1/2020	350,000	350,000
El Paso County School District No. 20 Academy GO, 5.00%, 12/15/2022	25,000	27,394
Grand County School District No. 2 East Grand GO, 5.00%, 12/1/2021	40,000	41,928
Jefferson County School District R-1
GO, 5.00%, 12/15/2020	50,000	50,088
GO, 5.00%, 12/15/2021	25,000	26,252
Larimer Weld and Boulder County School District R-2J Thompson GO, 5.00%, 12/15/2020	25,000	25,044
Park Creek Metropolitan District Rev., AGM, 6.00%, 12/1/2020 (b)	100,000	100,000
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2021	35,000	35,842
Series JJ, Rev., 5.00%, 6/1/2022	25,000	26,809
Regional Transportation District Series 2013A, COP, 5.00%, 6/1/2022	200,000	213,814
Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2020	50,000	50,000
Snowmass-Wildcat Fire Protection District GO, 4.00%, 12/1/2020	25,000	25,000
State of Colorado Rev., TRAN, 4.00%, 6/25/2021	60,000	61,297
The Regents of the University of Colorado, Enterprise System Series 2012A-1, Rev., 4.00%, 6/1/2022	65,000	68,643
University of Colorado Hospital Authority Series 2017C-2, Rev., 5.00%, 3/1/2022 (c)	865,000	893,796
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	250,000	287,745
University of Colorado, Enterprise System
Series 2011A, Rev., 4.13%, 6/1/2021 (b)	25,000	25,496
Series 2011B, Rev., 4.25%, 6/1/2021	45,000	45,903

Investments	Principal Amount($)	Value($)
Series 2012A-2, Rev., 5.00%, 6/1/2022 (b)	25,000	26,778
Series A, Rev., 5.00%, 6/1/2023	25,000	27,946

Total Colorado		15,657,315

Connecticut — 3.2%
City of Bristol GO, 4.00%, 7/15/2021	35,000	35,832
City of Meriden
Series 2020B, GO, 5.00%, 7/1/2021	425,000	436,828
GO, 5.00%, 3/1/2022	25,000	26,497
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	4,105,000	4,105,000
Series 2012G-1, Rev., 2.10%, 11/15/2021	145,000	147,106
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Rev., 3.00%, 12/1/2023	100,000	107,569
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series E, Rev., 5.00%, 7/1/2022	235,000	251,356
Connecticut State Health and Educational Facilities Authority, Yale University Issue
Series 2010A-3, Rev., 1.80%, 2/9/2021 (c)	355,000	356,008
Series X-2, Rev., 1.80%, 2/9/2021 (c)	225,000	225,639
Series 2015A, Rev., 2.05%, 7/12/2021 (c)	120,000	121,303
Series U-1, Rev., 2.00%, 2/8/2022 (c)	430,000	438,781
Series 2014A, Rev., 1.10%, 2/7/2023 (c)	170,000	172,788
Metropolitan District (The) Series 2016C, GO, AGM, 5.00%, 11/1/2021	100,000	104,267
Metropolitan District (The), Clean Water Project Series 2013A, Rev., 5.00%, 4/1/2022 (b)	50,000	53,195
State of Connecticut
Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.75%), 0.86%, 12/10/2020 (d)	200,000	200,242
Series 2019A, GO, 5.00%, 4/15/2021	290,000	295,104
Series 2018E, GO, 5.00%, 9/15/2021	150,000	155,616
Series 2011D, GO, 4.00%, 11/1/2021	150,000	155,160

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019A, GO, 5.00%, 4/15/2022	100,000	106,518
Series 2011B, GO, 5.00%, 5/15/2022	225,000	229,844
Series 2017A, GO, 5.00%, 4/15/2023	125,000	138,800
Series 2014E, GO, 5.00%, 9/1/2023	350,000	394,576
Series 2013A, GO, 5.00%, 10/15/2023	130,000	147,277
Series 2011D, GO, 5.00%, 11/1/2023	130,000	135,596
Series 2011D, GO, 5.00%, 11/1/2024	280,000	292,001
Series 2012B, GO, 5.00%, 4/15/2025	810,000	861,670
Series 2017A, GO, 5.00%, 4/15/2025	1,085,000	1,297,964
State of Connecticut Special Tax, Transportation Infrastructure Series 2015A, Rev., 5.00%, 8/1/2021	175,000	180,521
State of Connecticut, Special Tax, Transportation Infrastructure
Series 2011A, Rev., 5.00%, 12/1/2020	100,000	100,000
Series 2012A, Rev., 5.00%, 1/1/2021	100,000	100,383
Series 2013A, Rev., 5.00%, 10/1/2021	90,000	93,552
Town of Clinton GO, BAN, 2.00%, 2/4/2021	70,000	70,146
Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	26,590
Town of East Lyme GO, BAN, 2.00%, 8/12/2021	235,000	237,797
Town of Greenwich GO, 4.00%, 6/1/2023	25,000	25,076
Town of Griswold GO, BAN, 1.25%, 7/19/2021	7,160,000	7,196,659
Town of Manchester, Temporary Notes GO, 2.00%, 2/18/2021	300,000	300,411
Town of South Windsor GO, BAN, 1.75%, 2/12/2021	300,000	300,441
Town of Southington GO, 5.00%, 2/1/2021 (b)	125,000	125,991
Town of Trumbull GO, 4.00%, 9/1/2022	25,000	26,670
Town of West Hartford Series 2017A, GO, 5.00%, 1/15/2021	35,000	35,199
Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	20,956
Town of Windham
Series B, GO, BAN, 2.00%, 9/30/2021	7,240,000	7,342,591
Series A, GO, 5.00%, 8/15/2023	355,000	398,164

Investments	Principal Amount($)	Value($)
University of Connecticut
Series 2016A, Rev., 5.00%, 3/15/2021	175,000	177,318
Series 2018A, Rev., 5.00%, 4/15/2021	125,000	127,139
Series 2011A, Rev., 5.00%, 2/15/2022	200,000	201,854
Series 2010A, Rev., 5.00%, 2/15/2023	360,000	361,361

Total Connecticut		28,441,356

Delaware — 0.2%
City of Wilmington
Series 2010-A, GO, 5.00%, 12/1/2020	50,000	50,000
GO, 4.00%, 6/1/2021	40,000	40,763
Series 2013A, GO, 4.00%, 10/1/2021	30,000	30,956
County of New Castle GO, 5.00%, 4/1/2024	25,000	29,012
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	726,197
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 5.00%, 7/1/2021	115,000	118,181
Delaware Transportation Authority
Rev., 5.00%, 7/1/2021	90,000	92,548
Rev., 5.00%, 7/1/2022	55,000	59,228
State of Delaware
GO, 5.00%, 3/1/2021	45,000	45,540
Series 2010B, GO, 5.00%, 7/1/2021	30,000	30,846
Series 2009C, GO, 5.00%, 10/1/2021	25,000	26,008
GO, 5.00%, 3/1/2022	40,000	42,422
University of Delaware
Rev., 5.00%, 11/1/2021	35,000	36,530
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	27,875
Wilmington Parking Authority (The)
Rev., 5.00%, 3/15/2021	25,000	25,346
Rev., 5.00%, 3/15/2022	75,000	79,672

Total Delaware		1,461,124

District of Columbia — 0.3%
District of Columbia
Series 2013A, GO, 5.00%, 6/1/2021	40,000	40,962
Series 2013A, GO, 5.00%, 6/1/2022	25,000	26,805
District of Columbia Housing Finance Agency, Multi-Family Development Program Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	168,241

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
District of Columbia, Children’s Hospital Rev., 5.00%, 7/15/2021	115,000	118,152
District of Columbia, Children’s Hospital Obligated Group Issue Rev., 5.00%, 7/15/2022	180,000	192,683
District of Columbia, Federal Highway Rev., GAN, 5.00%, 12/1/2024	175,000	206,124
District of Columbia, Howard University Series 2011A, Rev., 6.50%, 4/1/2021 (b)	750,000	765,322
District of Columbia, Howard University Issue Series 2011A, Rev., 6.25%, 4/1/2021 (b)	585,000	596,565
District of Columbia, Income Tax Secured
Series 2011A, Rev., 3.00%, 12/1/2020 (b)	100,000	100,000
Series 2011F, Rev., 4.00%, 12/1/2020	35,000	35,000
Series 2012A, Rev., 5.00%, 12/1/2020	40,000	40,000
Series 2012D, Rev., 5.00%, 12/1/2020	25,000	25,000
Series 2014A, Rev., 5.00%, 12/1/2020	40,000	40,000
Series F, Rev., 5.00%, 12/1/2020	35,000	35,000
Series 2011A, Rev., 4.00%, 12/1/2021	30,000	31,148
Series F, Rev., 4.00%, 12/1/2021	80,000	83,060
Series 2012A, Rev., 5.00%, 12/1/2021	95,000	99,580
Series 2014A, Rev., 5.00%, 12/1/2021	25,000	26,205
Series C, Rev., 5.00%, 12/1/2021	25,000	26,205
Series 2014A, Rev., 5.00%, 12/1/2023	25,000	28,564
District of Columbia, Water and Sewer Authority Rev., AGM, 5.50%, 10/1/2023	180,000	197,800
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien
Series 2014C, Rev., 5.00%, 10/1/2021	70,000	72,811
Series 2014C, Rev., 5.00%, 10/1/2024	25,000	29,493
Metropolitan Washington Airports Authority Series 2016B, Rev., 5.00%, 10/1/2021	75,000	77,935

Total District of Columbia		3,062,655

Investments	Principal Amount($)	Value($)
Florida — 3.4%
Board of Governors State University System of Florida
Series 2014A, Rev., 5.00%, 7/1/2021	20,000	20,554
Series 2014A, Rev., 5.00%, 7/1/2022	145,000	155,427
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2021	310,000	314,433
Brevard County School District COP, 5.00%, 7/1/2021	125,000	128,450
Broward County Housing Finance Authority, Prospect Park Apartments Series 2019C, Rev., 1.40%, 5/1/2021 (c)	100,000	100,430
Capital Trust Agency, Inc., Alexander Apartments Project Series 2011A, Rev., 6.00%, 7/1/2021 (b)	355,000	365,529
Capital Trust Agency, Inc., Council Towers Apartments Project Series 2020A, Rev., 0.80%, 3/1/2022 (c)	10,450,000	10,493,785
Capital Trust Agency, Inc., Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	500,000	562,405
City of Apopka Rev., 5.00%, 10/1/2023	30,000	32,579
City of Cape Coral, Water and Sewer System Series 2011A, Rev., AGM, 5.00%, 10/1/2021 (b)	80,000	83,198
City of Clearwater, Stormwater System Rev., 4.00%, 11/1/2021	30,000	31,051
City of Clearwater, Water and Sewer System Rev., 5.00%, 12/1/2021	40,000	41,928
City of Cocoa, Water and Sewer System Series 2018A, Rev., 3.00%, 10/1/2021	50,000	51,178
City of Gulf Breeze, Local Government Loan Program, Remarketing
Series 1985-L, Rev., 3.10%, 12/1/2020	300,000	300,000
Series 1985J, Rev., 4.50%, 12/1/2020	700,000	700,000
City of Hallandale Beach Rev., 5.00%, 10/1/2023	25,000	28,233
City of Jacksonville Series 2020A, Rev., 5.00%, 10/1/2022	250,000	270,953
City of Jacksonville, Baptist Health Series 2019A, Rev., 4.00%, 8/15/2023	215,000	233,434
City of Jacksonville, Health Care Facilities Series 2012B, Rev., 5.00%, 10/1/2021	225,000	233,746

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Kissimmee, Sales Tax Rev., 5.00%, 10/1/2021	50,000	52,007
City of Lakeland, Water and Wastewater Series 2012A, Rev., 5.00%, 10/1/2023	25,000	25,982
City of Miramar, Utility System Rev., 5.00%, 10/1/2021	40,000	41,606
City of Oakland Park, Water and Sewer Rev., 5.00%, 9/1/2022	30,000	32,499
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2024	25,000	29,493
City of Orlando, Waste Water System Rev., 5.00%, 10/1/2021	50,000	52,008
City of Pembroke Pines, Capital Improvement Rev., AGM, 5.00%, 12/1/2021	100,000	104,769
City of Tallahassee
Rev., 5.00%, 10/1/2021	20,000	20,803
Rev., 5.00%, 10/1/2022	25,000	27,206
City of Tallahassee Memorial Healthcare, Inc., Project Series 2016A, Rev., 5.00%, 12/1/2020	95,000	95,000
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2021	35,000	36,391
City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	200,000	217,454
City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2021 (b)	25,000	26,000
City of West Palm Beach, Utility System
Series 2011A, Rev., 5.00%, 10/1/2021	50,000	52,008
Series 2017C, Rev., 5.00%, 10/1/2022	25,000	27,206
Collier County School Board Series 2005A, COP, AGM, 5.25%, 2/15/2021	25,000	25,254
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2022	80,000	86,738
County of Broward Series 2007B, GO, 5.00%, 1/1/2021	135,000	135,526
County of Collier Rev., 5.00%, 10/1/2021	140,000	145,621
County of Collier, Special Obligation
Series 2010B, Rev., 5.00%, 10/1/2021	30,000	31,205
Rev., 5.00%, 10/1/2023	25,000	25,993
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	70,000	72,247
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	41,379

Investments	Principal Amount($)	Value($)
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2023	115,000	129,691
County of Lee County, Water and Sewer
Series 2013A, Rev., 5.00%, 10/1/2021	40,000	41,606
Series 2013B, Rev., 5.00%, 10/1/2021	20,000	20,803
Series 2013B, Rev., 5.00%, 10/1/2022	35,000	37,786
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	28,923
County of Manatee Rev., 5.00%, 10/1/2021	30,000	31,204
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2021	30,000	31,204
Rev., 5.00%, 10/1/2022	25,000	27,206
County of Martin, Consolidated Utilities System Series 2016A, Rev., 5.00%, 10/1/2021	20,000	20,803
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	32,286
County of Miami-Dade, Aviation Series 2010A-1, Rev., 4.88%, 10/1/2024	250,000	250,833
County of Miami-Dade, Aviation Project, Miami International Airport Series 2010A-1, Rev., 5.00%, 10/1/2021	150,000	150,536
County of Miami-Dade, Building Better Communities Program
Series 2011A, GO, 4.00%, 7/1/2021 (b)	25,000	25,558
Series 2016A, GO, 5.00%, 7/1/2021	50,000	51,400
Series 2013A, GO, 5.00%, 7/1/2022	45,000	48,422
Series 2016A, GO, 5.00%, 7/1/2024	30,000	34,997
County of Miami-Dade, Capital Asset Acquisition Series A, Rev., 5.00%, 4/1/2021	125,000	126,990
County of Miami-Dade, Capital Asset Acquisition Special Obligation Series 2017A, Rev., 5.00%, 4/1/2022	100,000	106,375
County of Miami-Dade, Parks Program
Series 2015A, GO, 5.00%, 11/1/2021	20,000	20,882
Series 2015A, GO, 5.00%, 11/1/2022	25,000	27,281
County of Miami-Dade, Public Health Trust Program Series 2016A, GO, 5.00%, 7/1/2021	30,000	30,832

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Miami-Dade, Seaport Series 2011C, GO, 4.75%, 10/1/2021	25,000	25,950
County of Miami-Dade, Water and Sewer System Series 2008B, Rev., AGM, 5.25%, 10/1/2021	165,000	171,940
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2022	20,000	21,765
County of Orange, Sales Tax
Series 2012C, Rev., 5.00%, 1/1/2021	120,000	120,468
Series 2012C, Rev., 5.00%, 1/1/2022	30,000	31,567
County of Osceola, Infrastructure Sales Surtax Bonds Rev., 5.00%, 10/1/2021	180,000	186,781
County of Palm Beach, Public Improvement
Rev., 5.00%, 6/1/2022	25,000	26,805
Rev., 5.00%, 6/1/2024	30,000	32,107
County of Palm Beach, Public Improvement, Convention Center Project Rev., 5.00%, 11/1/2021 (b)	70,000	73,073
County of Pasco, Half-Cent Sales Tax and Improvement Bonds Series 2013A, Rev., 5.00%, 12/1/2020	50,000	50,000
County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	25,000	27,182
County of Pinellas, Sewer Rev., 5.00%, 10/1/2022	40,000	43,530
County of Polk, Transportation Improvement
Rev., 4.00%, 12/1/2020 (b)	300,000	300,000
Rev., 5.00%, 12/1/2020 (b)	100,000	100,000
County of Sarasota, Infrastructure Sales Surtax Bonds Rev., 4.00%, 10/1/2021	50,000	51,593
County of Sarasota, Utility System Rev., 5.00%, 10/1/2022	40,000	43,530
Escambia County Housing Finance Authority Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	95,000	97,020
Escambia County School Board Rev., 5.00%, 9/1/2022	40,000	43,310
Florida Atlantic University Finance Corp., Student Housing Project Series 2012A, Rev., 4.00%, 7/1/2021	75,000	76,162
Florida Department of Environmental Protection
Series 2011B, Rev., 5.00%, 7/1/2021	100,000	102,783
Series 2014-A, Rev., 5.00%, 7/1/2021	20,000	20,557

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 7/1/2022	75,000	80,666
Series 2018A, Rev., 5.00%, 7/1/2022	125,000	134,442
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2021	70,000	72,247
Series 2015A, COP, 5.00%, 8/1/2022	105,000	113,367
Series 2018A, COP, 5.00%, 11/1/2022	50,000	54,321
Florida Development Finance Corp., Nova Southeastern University Project Series 2020A, Rev., 5.00%, 4/1/2021	185,000	187,464
Florida Housing Finance Corp., Emerald Villas Phase 2 Series 2019A, Rev., 2.00%, 8/1/2021	125,000	126,466
Florida Housing Finance Corp., Multi-Family Housing, Azure Estates Series 2019J, Rev., 1.45%, 3/1/2022 (c)	100,000	101,227
Florida Housing Finance Corp., Multi-Family Mortgage, Parrish Oaks Series 2020A, Rev., 1.25%, 2/1/2022 (c)	375,000	379,084
Florida Municipal Power Agency Series 2016A, Rev., 5.00%, 10/1/2024	100,000	117,471
Florida Municipal Power Agency, Stanton II Project
Series 2012A, Rev., 5.00%, 10/1/2021	200,000	207,688
Series 2012A, Rev., 5.00%, 10/1/2023	375,000	406,444
Florida Ports Financing Commission, State Transportation Trust Fund Series 2011A, Rev., 5.00%, 10/1/2023	100,000	103,870
Florida State Board of Governors Series 2010A, Rev., 5.00%, 7/1/2024	500,000	506,895
Florida State Board of Governors, University System Improvement Series 2017B, Rev., 5.00%, 7/1/2021	50,000	51,386
Highlands County Health Facilities Authority, Adventist Health System Series I-1, Rev., VRDO, 0.09%, 12/10/2020 (c)	1,465,000	1,465,000
Inland Protection Financing Corp.
Series 2019A, Rev., 5.00%, 7/1/2022	50,000	53,810
Series 2019A, Rev., 5.00%, 7/1/2023	30,000	33,684
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	29,160

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
JEA Electric System Series 2014A, Rev., 5.00%, 10/1/2021	100,000	103,716
Lee County School Board (The) Series 2020A, COP, 5.00%, 8/1/2021	125,000	128,944
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	120,000	141,934
Martin County Health Facilities Authority, Martin Memorial Medical Center Rev., 4.25%, 11/15/2024 (b)	105,000	121,240
Miami-Dade County Housing Finance Authority, Liberty Square Phase Two Project Rev., 1.42%, 5/1/2022 (c)	275,000	278,702
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2021	105,000	106,960
Orange County Housing Finance Authority, Willow Key Apartments Series 2019A, Rev., 1.90%, 4/1/2021 (c)	250,000	251,270
Orange County School Board
Series 2013A, COP, 5.00%, 8/1/2021	250,000	257,940
Series 2015D, COP, 5.00%, 8/1/2023	200,000	224,430
Orlando Utilities Commission
Series 2011C, Rev., 4.00%, 10/1/2021	50,000	51,576
Series 2011B, Rev., 5.00%, 10/1/2021	25,000	25,995
Series 2011C, Rev., 5.00%, 10/1/2021	25,000	25,995
Series 2013A, Rev., 5.00%, 10/1/2021	20,000	20,796
Series 2016A, Rev., 5.00%, 10/1/2021	20,000	20,796
Series 2013A, Rev., 5.00%, 10/1/2022	25,000	27,187
Series 2010C, Rev., 5.25%, 10/1/2022	25,000	27,301
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2021	160,000	164,974
Rev., 5.00%, 8/15/2022	190,000	204,241
Rev., 5.00%, 8/15/2024	475,000	549,551
Palm Beach County School District
Series 2015B, COP, 5.00%, 8/1/2021	150,000	154,732
Series 2012A, COP, 5.00%, 8/1/2022 (b)	25,000	26,997
Palm Beach County Solid Waste Authority
Rev., 4.00%, 10/1/2021	25,000	25,760
Rev., 5.00%, 10/1/2022	325,000	337,799

Investments	Principal Amount($)	Value($)
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2021	675,000	695,837
Rev., 5.00%, 10/1/2021	100,000	103,503
Polk County School District Rev., 5.00%, 10/1/2023	25,000	28,294
Port St. Lucie Community Redevelopment Agency Rev., 5.00%, 1/1/2021	175,000	175,649
Reedy Creek Improvement District Series A, GO, 5.00%, 6/1/2022	65,000	69,642
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	415,000	472,523
School Board of Miami-Dade County (The)
Series D, COP, 5.00%, 2/1/2021	100,000	100,779
Series 2006C, COP, AMBAC, 5.00%, 10/1/2021	100,000	103,947
Series 2015D, COP, 5.00%, 2/1/2024	300,000	342,876
School District of Broward County
Rev., TAN, 2.00%, 6/30/2021	170,000	171,804
Series 2015A, COP, 5.00%, 7/1/2021	80,000	82,208
Series A, COP, 5.00%, 7/1/2021	235,000	241,486
GO, 5.00%, 7/1/2022	25,000	26,884
Series 2012A, COP, 5.00%, 7/1/2024	125,000	133,915
Series 2015B, COP, 5.00%, 7/1/2024	115,000	133,797
St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	22,407
St. Lucie County School Board Series 2015A, COP, 5.00%, 7/1/2021	30,000	30,810
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2021	80,000	82,179
Series 2011B, GO, 5.00%, 7/1/2023	55,000	56,541
Rev., 5.00%, 7/1/2024	35,000	40,802
State of Florida Department of Transportation Turnpike System
Series 2011A, Rev., 5.00%, 7/1/2021	25,000	25,695
Series 2016B, Rev., 5.00%, 7/1/2021	45,000	46,250
Series 2019B, Rev., 5.00%, 7/1/2021	35,000	35,972
Series 2012A, Rev., 5.00%, 7/1/2022	25,000	26,885
Series 2016A, Rev., 5.00%, 7/1/2022	80,000	86,030
Series 2019A, Rev., 5.00%, 7/1/2022	85,000	91,407
Series 2016C, Rev., 5.00%, 7/1/2023	25,000	28,064

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Florida, Capital Outlay
Series 2017A, GO, 5.00%, 1/1/2021	175,000	175,681
Series 2008F, GO, 4.50%, 6/1/2021	25,000	25,538
Series 2012B, GO, 5.00%, 6/1/2021	30,000	30,720
Series 2013C, GO, 5.00%, 6/1/2021	20,000	20,480
Series 2017A, GO, GTD, 5.00%, 6/1/2021	20,000	20,480
Series 2015B, GO, 5.00%, 6/1/2022	90,000	96,483
Series 2016E, GO, 5.00%, 6/1/2022	20,000	21,441
Series 2017A, GO, GTD, 5.00%, 6/1/2022	25,000	26,801
Series 2011F, GO, 5.00%, 6/1/2024	25,000	25,598
State of Florida, State Board of Education, Lottery
Series 2010F, Rev., 5.00%, 7/1/2021	160,000	160,623
Series 2011A, Rev., 5.00%, 7/1/2021	135,000	138,781
Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	38,088
Tampa Bay Water a Regional Water Supply Authority, Refunding and Improvement, Utility System Rev., NATL-RE, 5.50%, 10/1/2021	25,000	26,101
Tampa Bay Water a Regional Water Supply Authority, Utility System Rev., 5.00%, 10/1/2021	30,000	31,197
The School Board of Escambia County, Sales Tax Rev., 5.00%, 9/1/2023	125,000	140,662
Town of Palm Beach, Public Improvement Series 2016A, Rev., 5.00%, 1/1/2023	25,000	27,506
University of Florida Dormitory Series 2012A, Rev., 4.00%, 7/1/2022	55,000	56,202
Volusia County School Board COP, 5.00%, 8/1/2022	50,000	53,941

Total Florida		30,549,486

Georgia — 1.7%
Albany-Dougherty Inner City Authority
Rev., 5.00%, 7/1/2021	375,000	384,214
Rev., 5.00%, 7/1/2022	375,000	399,502

Investments	Principal Amount($)	Value($)
Athens-Clarke County Unified Government Development Authority, UGAREF CCRC Building Project Rev., 5.00%, 12/15/2022	25,000	26,239
Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct LLC Project Rev., 5.00%, 6/15/2023	25,000	27,910
Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	184,721
Atlanta & Fulton County Recreation Authority, Park Improvement
Series 2014A, Rev., 5.00%, 12/1/2021	50,000	52,410
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	21,896
Series A, Rev., 5.00%, 12/1/2023	25,000	28,548
Atlanta & Fulton County Recreation Authority, Zoo Atlanta Parking Project Rev., 4.00%, 12/1/2020	50,000	50,000
Barrow County School District GO, 4.00%, 2/1/2022	20,000	20,888
Braselton Urban Redevelopment Agency Rev., 4.00%, 7/1/2024	30,000	33,815
Brookhaven Development Authority Series 2019A, Rev., 5.00%, 7/1/2021	500,000	513,740
Brookhaven Development Authority, Children’s Health care Series 2019A, Rev., 5.00%, 7/1/2022	25,000	26,864
Cherokee County Board of Education Series 2014A, GO, 5.00%, 8/1/2021	20,000	20,639
Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2022	45,000	48,563
City of Atlanta Series 2010C, Rev., 5.75%, 1/1/2021	100,000	100,450
City of Columbus, Water and Sewerage
Series 2012A, Rev., 3.00%, 5/1/2021	20,000	20,235
Series 2014A, Rev., 5.00%, 5/1/2021	25,000	25,500
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	70,000	72,518
Clayton County Urban Redevelopment Agency, Georgia Project Rev., GTD, 5.00%, 2/1/2022	35,000	36,935

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Rev., 4.00%, 4/1/2022	175,000	183,183
Rev., 5.00%, 4/1/2022	200,000	212,002
Series 2020B, Rev., 5.00%, 4/1/2022 (e)	150,000	157,920
Series 2020B, Rev., 5.00%, 4/1/2023 (e)	175,000	191,303
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	25,000	26,963
County of Butts, Sales Tax GO, 3.00%, 4/1/2021	300,000	302,682
County of Clayton, Water and Sewerage Rev., 5.00%, 5/1/2021	35,000	35,701
County of Douglas, Sales Tax GO, 5.00%, 4/1/2021	40,000	40,640
Development Authority for Fulton County, Piedmont Healthcare, Inc., Project Series 2016A, Rev., 5.00%, 7/1/2021	100,000	102,569
Development Authority for Fulton County, Tech Foundation Campus Recreation Center Project Series 2011A, Rev., 5.00%, 11/1/2021	50,000	52,209
Development Authority for Fulton County, Tech Foundation Technology Square Project Series 2012A, Rev., 5.00%, 11/1/2021	25,000	26,104
Development Authority of Burke County (The), Power Company Plant Vogtle Project Rev., 2.35%, 12/11/2020 (c)	5,000,000	5,002,250
Development Authority of Greene County, Lake Oconee Academy Project Rev., AGC, 5.00%, 2/1/2021	250,000	250,927
Development Authority of Gwinnett County, Public School Project COP, NATL-RE, 5.25%, 1/1/2022	105,000	110,756
Development Authority of Monroe County (The), Power Company Plant Scherer Project Rev., 2.35%, 12/11/2020 (c)	395,000	395,182
Dougherty County School District, Sales Tax GO, 4.00%, 12/1/2020	60,000	60,000
Downtown Savannah Authority, City of Savannah Projects Series 2018A, Rev., 5.00%, 8/1/2022	25,000	27,005
Dublin School District GO, 3.00%, 4/1/2022	20,000	20,755

Investments	Principal Amount($)	Value($)
Forsyth County School District GO, 5.00%, 2/1/2021	70,000	70,555
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2023	25,000	25,315
Fulton County Development Authority Series A, Rev., 4.00%, 5/1/2021	200,000	203,134
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 5.00%, 8/1/2021	50,000	51,367
Gwinnett County School District GO, 5.00%, 2/1/2021	35,000	35,278
Gwinnett County School District, Sales Tax GO, 5.00%, 2/1/2021	20,000	20,159
Henry County Development Authority Rev., GTD, 3.00%, 8/1/2021	35,000	35,659
Henry County, Water and Sewerage Authority Rev., 5.00%, 2/1/2021	50,000	50,397
Jackson County Industrial Development Authority Rev., GTD, 5.00%, 7/1/2023	55,000	61,588
Jefferson City School District Series 2011A, GO, 5.25%, 2/1/2021 (b)	25,000	25,208
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	474,822
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	370,330
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	261,874
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	350,000	381,846
Series 2018C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023 (c)	215,000	236,152
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2021	35,000	36,027
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	45,159
Milton Public Buildings and Facilities Authority Rev., 5.00%, 12/1/2021	20,000	20,964
Paulding County Industrial Building Authority, Wastewater Treatment Facility Projects Series 2012B, Rev., GTD, 3.00%, 12/1/2020	20,000	20,000
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,198,256

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,296,108
State of Georgia
Series 2016F, GO, 5.00%, 1/1/2021	20,000	20,078
Series 2014A-1, GO, 5.00%, 2/1/2021	55,000	55,436
Series 2015A, GO, 5.00%, 2/1/2021	35,000	35,278
Series 2016F, GO, 5.00%, 7/1/2021	25,000	25,702
Series 2017C, GO, 5.00%, 7/1/2021	35,000	35,982
Series I, GO, 5.00%, 7/1/2021	30,000	30,842
Series 2012C, GO, 4.00%, 9/1/2021	30,000	30,860
Tift County Hospital Authority Rev., GTD, 5.00%, 12/1/2022	25,000	27,186
Valdosta & Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2021	75,000	77,819
Valdosta Housing Authority, Brown Rural Development Portfolio Project Rev., VRDO, 2.25%, 12/1/2021 (c)	635,000	635,000
Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	26,905

Total Georgia		15,215,024

Hawaii — 0.1%
City and County of Honolulu
Series 2010B, GO, 5.00%, 12/1/2020	100,000	100,000
Series 2016C, GO, 5.00%, 10/1/2022	45,000	48,927
City and County of Honolulu, Wastewater System
Series B, Rev., 4.00%, 7/1/2021	25,000	25,549
Series 2012B, Rev., 4.00%, 7/1/2022 (b)	25,000	26,503
Series B, Rev., 5.00%, 7/1/2022	25,000	26,885
Series B, Rev., 5.00%, 7/1/2023	75,000	84,149
Series B, Rev., 5.00%, 7/1/2024	25,000	29,213
County of Hawaii Series A, GO, 5.00%, 9/1/2022	65,000	70,415
State of Hawaii
Series 2018FT, GO, 5.00%, 1/1/2022	40,000	42,058
Series 2012EE, GO, 4.00%, 11/1/2022 (b)	40,000	42,894
Series EL, GO, 3.00%, 8/1/2023	50,000	53,598

Investments	Principal Amount($)	Value($)
State of Hawaii Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	26,729
State of Hawaii Harbor System Series 2010A, Rev., 4.75%, 7/1/2024	50,000	50,000
State of Hawaii, Department of Hawaiian Home Lands Rev., 5.00%, 4/1/2021	340,000	345,263

Total Hawaii		972,183

Idaho — 0.6%
Idaho Bond Bank Authority Series A, Rev., 5.00%, 9/15/2022	25,000	27,124
Idaho Health Facilities Authority, Ada County Coroner Project Rev., 5.00%, 9/1/2021	45,000	46,560
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2010-D, Rev., 4.50%, 12/1/2020 (b)	200,000	200,000
Idaho Housing and Finance Association
Series 2009A, Class I, Rev., VRDO, 0.28%, 12/10/2020 (c)	4,300,000	4,300,000
Series 2019A, Rev., GNMA COLL, 1.60%, 7/1/2022	170,000	172,628
Idaho State Building Authority, Eastern Idaho Technical College Project Rev., 4.00%, 9/1/2022	400,000	425,624
University of Idaho Rev., 5.25%, 4/1/2021 (c)	115,000	116,617

Total Idaho		5,288,553

Illinois — 2.8%
Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2020	245,000	245,000
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2013D, Rev., 5.00%, 1/1/2022 (b)	250,000	262,835
Series 2016C, Rev., 5.00%, 1/1/2022	180,000	189,059
Chicago Park District, Harbor Facilities
Series 2010C, GO, 5.00%, 1/1/2021	990,000	993,485
Series 2010C, GO, 5.25%, 1/1/2021	335,000	336,249
City of Aurora, Waterworks and Sewerage Series 2015B, Rev., 3.00%, 12/1/2020	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Chicago, Lakefront Millennium Packaging Facilities GO, NATL-RE, 5.50%, 1/1/2021 (b)	50,000	50,215
City of Lake Forest GO, 5.00%, 12/15/2020	235,000	235,407
City of Rock Island GO, 4.00%, 12/1/2021	100,000	103,538
City of Springfield, Senior Lien Electric Rev., 5.00%, 3/1/2021	135,000	136,528
Cook County Community High School District No. 233 Homewood-Flossmoor GO, 4.00%, 12/1/2020	150,000	150,000
Cook County Community Unit School District No. 401 Elmwood Park
GO, 3.00%, 12/1/2021	715,000	733,776
GO, 3.00%, 12/1/2022	500,000	525,630
Cook County School District No. 144 Prairie Hills
Series 2010A, GO, AGM, 5.00%, 12/1/2020 (b)	120,000	120,000
Series 2010B, GO, AGM, 5.00%, 12/1/2020 (b)	170,000	170,000
Cook County School District No. 167 GO, 3.50%, 12/1/2020	150,000	150,000
Cook County School District No. 81 Schiller Park, School Bonds GO, 4.00%, 12/1/2021	80,000	82,896
Cook County School District No. 99 Cicero, Limited Tax GO, 5.00%, 12/1/2020	100,000	100,000
DuPage and Cook Counties Community Unit School District No. 205 Elmhurst GO, 5.00%, 1/1/2023	290,000	317,536
Grundy Kendall and Will Counties Community High School District No. 111 GO, 4.00%, 12/1/2020	165,000	165,000
Illinois Finance Authority, Advocate Health Care Network Rev., 5.00%, 8/1/2022	420,000	451,861
Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group Rev., 5.00%, 8/15/2025	200,000	239,060
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	120,000	120,570
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2021	400,000	401,540
Rev., 5.00%, 7/1/2023	75,000	84,087
Illinois Finance Authority, Downers Grove Community High School District Number 99 Project Rev., 4.00%, 12/15/2020	635,000	635,838

Investments	Principal Amount($)	Value($)
Illinois Finance Authority, Health Facilities, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2021	195,000	196,751
Illinois Finance Authority, OSF Healthcare System Series 2012A, Rev., 4.25%, 5/15/2022 (b)	80,000	84,650
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2021	600,000	605,322
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series C, Rev., 5.00%, 8/15/2021	60,000	61,727
Illinois Finance Authority, Trinity Health Credit Group Series 2011-IL, Rev., 4.00%, 12/1/2020	300,000	300,000
Illinois Finance Authority, Unitypoint Health
Series 2016D, Rev., 5.00%, 2/15/2023	70,000	76,770
Rev., 5.00%, 2/15/2024	90,000	102,401
Illinois Finance Authority, University of Chicago (The) Series 2009E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.09%, 12/1/2020 (c)	1,350,000	1,350,000
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2016B, Rev., 5.00%, 8/15/2023	740,000	826,365
Series 2016A, Rev., 5.00%, 8/15/2024	200,000	231,390
Illinois Housing Development Authority Rev., 1.90%, 10/1/2021 (c)	125,000	126,595
Illinois State Toll Highway Authority Series 2014A, Rev., 5.00%, 12/1/2020	40,000	40,000
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, 4.00%, 2/1/2021	290,000	291,740
Kane County School District No. 131 Aurora East Side
Series 2020C, GO, 5.00%, 12/1/2020	100,000	100,000
Series 2020C, GO, 5.00%, 12/1/2021	140,000	146,173
Series 2020C, GO, 5.00%, 12/1/2022	160,000	173,654
Kankakee and Will Counties Community Unit School District No. 5
Series 2011A, GO, 4.50%, 12/1/2020	175,000	175,000
Series 2011A, GO, 4.75%, 12/1/2020	260,000	260,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lake County Forest Preserve District Series 2007A, GO, (ICE LIBOR USD 3 Month + 0.48%), 0.65%, 12/15/2020 (d)	50,000	49,994
Lake County Township High School District No. 113-Highland Park, School Building Series 2015A, GO, 2.00%, 1/1/2021	100,000	100,136
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	400,965
Lincoln Land Community College District No. 526 GO, 4.00%, 12/15/2021 (b)	35,000	36,380
Lincoln Land Community College District No. 526, Lincoln Community College GO, 4.00%, 12/15/2021 (b)	80,000	83,154
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2021 (b)	50,000	52,857
Metropolitan Water Reclamation District of Greater Chicago Series 2007A, GO, 5.00%, 12/1/2020	25,000	25,000
Northern Illinois Municipal Power Agency Series 2016A, Rev., 5.00%, 12/1/2020	750,000	750,000
Railsplitter Tobacco Settlement Authority
Rev., 5.25%, 6/1/2021	265,000	271,379
Rev., 5.38%, 6/1/2021	705,000	722,406
Rev., 5.00%, 6/1/2024	110,000	126,612
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 0.18%, 12/10/2020 (c)(f)	7,580,000	7,580,000
Village of McCook
Series 2019A, GO, AGM, 4.00%, 12/1/2020	100,000	100,000
Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	139,282
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	15,000	15,530
GO, AGM, 4.00%, 1/1/2023	15,000	16,001
GO, AGM, 4.00%, 1/1/2024	70,000	76,791
GO, AGM, 4.00%, 1/1/2025	40,000	45,073
Village of Mount Prospect GO, 3.00%, 12/1/2020	100,000	100,000
Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	722,812

Investments	Principal Amount($)	Value($)
Village of Plainfield GO, 3.00%, 12/15/2020	100,000	100,099
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	391,850
Village of Riverside, Limited Tax Series 2020A, GO, 5.00%, 12/1/2020	100,000	100,000
Village of Schaumburg
Series 2016A, GO, 2.00%, 12/1/2020	25,000	25,000
Series 2020B, GO, 2.00%, 12/1/2023	325,000	338,549
Village of Shorewood GO, 2.63%, 12/15/2020	100,000	100,086
Village of Wheeling, Sales Tax Series 2012A, GO, 3.25%, 12/1/2020	250,000	250,000
Wilmette Park District Series 2009A, GO, 3.25%, 12/1/2020	175,000	175,000

Total Illinois		25,068,604

Indiana — 2.4%
2004 Plainfield Community High School Building Corp. Rev., 2.00%, 1/15/2021	30,000	30,064
Allen County War Memorial Coliseum Additions Building Corp. Series 2016A, Rev., 4.00%, 5/1/2021	25,000	25,379
Avon Community School Building Corp. Rev., 5.00%, 7/15/2024	110,000	127,439
Carmel 2002 School Building Corp. Rev., 5.00%, 1/15/2021	50,000	50,287
Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	648,136
Carmel Redevelopment Authority
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	39,826
Series 2014B, Rev., 5.00%, 7/1/2024	20,000	23,122
Carmel Redevelopment District, Illinois Street Project 3.00%, 1/15/2021	50,000	50,163
City of Fort Wayne, Waterworks Rev., 2.00%, 12/1/2020	100,000	100,000
City of Lafayette, Sewage Works Rev., 5.00%, 7/1/2022	25,000	26,843
City of Lawrence, Waterworks Series 2017A, Rev., 4.00%, 1/1/2021	200,000	200,562
City of Rockport, Michigan Power Company Project Series D, Rev., 2.05%, 6/1/2021 (c)	1,575,000	1,583,867
Clark Pleasant Middle School Corp. Rev., 5.00%, 1/15/2021	200,000	201,118
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	27,367

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Warrick, Multi-Family Housing, Newburgh Assisted Living Project Rev., 1.63%, 6/1/2021 (c)	300,000	301,884
Crothersville 2000 School Building Corp., First Mortgage Rev., AMBAC, 5.00%, 7/15/2021	155,000	157,513
Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	53,012
Fort Wayne Redevelopment Authority Rev., 4.00%, 2/1/2022	50,000	52,231
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2021	100,000	103,210
Franklin Township School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 1/15/2021	300,000	301,356
Franklin Township-Marion County Multiple School Building Corp. Rev., 5.00%, 7/10/2021	30,000	30,869
Hamilton Southeastern Consolidated School Building Corp.
Rev., 5.00%, 7/15/2021	25,000	25,746
Series 2015B, Rev., 4.00%, 1/15/2022	25,000	26,053
Series B, Rev., 5.00%, 7/15/2022	35,000	37,691
Rev., 4.00%, 1/15/2024	25,000	27,807
Hamilton Southeastern Schools GO, 2.00%, 12/31/2020	320,000	320,470
Hammond Local Public Improvement Bond Bank, Advance Funding Program Series 2020A, Rev., 2.38%, 12/31/2020	1,375,000	1,376,471
Highland Sanitation District 4.00%, 2/1/2022	250,000	260,410
Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project
Series 2012D, Rev., 5.00%, 2/1/2023	40,000	42,142
Series 2012D, Rev., 3.00%, 2/1/2025	140,000	144,001
Indiana Finance Authority
Series 2012M, Rev., 4.00%, 7/1/2021	70,000	71,526
Series 2011B, Rev., 5.00%, 7/1/2021 (b)	80,000	82,250
Series 2012C, Rev., 5.00%, 7/1/2021	50,000	51,401
Series 2011A, Rev., 3.00%, 7/1/2022	50,000	50,817
Series A, Rev., 5.00%, 7/1/2022	50,000	51,407
Indiana Finance Authority, Beacon Health System Obligation Group Series 2013A, Rev., 5.00%, 8/15/2023	250,000	279,535

Investments	Principal Amount($)	Value($)
Indiana Finance Authority, Butler University Project Rev., 3.00%, 2/1/2021	100,000	100,365
Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group Rev., 4.00%, 9/1/2021	200,000	205,504
Indiana Finance Authority, Community Health Network Project Series 2012A, Rev., 5.00%, 5/1/2021	880,000	896,421
Indiana Finance Authority, CWA Authority Project
Series 2014A, Rev., 5.00%, 10/1/2021	85,000	88,362
Series 2011B, Rev., 5.25%, 10/1/2022	200,000	208,120
Indiana Finance Authority, CWA Authority Project, First Lien, Wastewater
Series 2015A, Rev., 5.00%, 10/1/2021	80,000	83,164
Series 2016A, Rev., 5.00%, 10/1/2022	50,000	54,306
Series 2011A, Rev., 5.25%, 10/1/2024	560,000	582,781
Indiana Finance Authority, Deaconess Health System Obligated Group Series 2015A, Rev., 4.00%, 3/1/2021	65,000	65,551
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Rev., 5.00%, 11/1/2022	150,000	162,750
Series 2016B, Rev., 5.00%, 11/1/2024	345,000	404,364
Indiana Finance Authority, Health Obligated Group
Series 2011 I, Rev., 1.65%, 7/1/2022 (c)	250,000	253,447
Series H, Rev., 1.65%, 7/1/2022 (c)	1,000,000	1,013,790
Series B, Rev., 2.25%, 7/1/2025 (c)	100,000	106,667
Indiana Finance Authority, Highway
Series 2016C, Rev., 5.00%, 12/1/2020	20,000	20,000
Series 2016C, Rev., 5.00%, 12/1/2021	95,000	99,570
Series 2010A, Rev., 5.00%, 12/1/2022	50,000	54,760
Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2021	20,000	20,923
Indiana Finance Authority, Lease Appropriation, Convention Center Expansion Project Series 2019B, Rev., 5.00%, 2/1/2025	90,000	107,475

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Indiana Finance Authority, Parkview Health System Obligated Group Series 2017A, Rev., 5.00%, 11/1/2021	200,000	208,082
Indiana Finance Authority, Parkview Health System, Inc. Series 2012A, Rev., 5.00%, 5/1/2022	25,000	26,642
Indiana Finance Authority, Stadium Project Series 2015A, Rev., 5.00%, 2/1/2022	990,000	1,044,500
Indiana Finance Authority, State Revolving Fund Program
Series 2012A, Rev., 4.00%, 2/1/2021	200,000	201,258
Series 2012B, Rev., 4.00%, 2/1/2021 (b)	50,000	50,319
Rev., 5.00%, 2/1/2021	100,000	100,793
Series 2012A, Rev., 5.00%, 2/1/2021	20,000	20,159
Series 2014B, Rev., 5.00%, 2/1/2021	65,000	65,515
Series 2013A, Rev., 5.00%, 2/1/2022	55,000	58,094
Series 2016B, Rev., 5.00%, 2/1/2022	20,000	21,125
Series 2017B, Rev., 5.00%, 2/1/2022	25,000	26,407
Indiana Finance Authority, Trinity Health Credit Group Series 2010B, Rev., 5.00%, 12/1/2020	150,000	150,000
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-3, Rev., 1.75%, 11/2/2021 (c)	110,000	111,449
Indiana Municipal Power Agency, Power Supply System
Series 2011A, Rev., 5.00%, 1/1/2021	160,000	160,605
Series 2014A, Rev., 5.00%, 1/1/2021	70,000	70,264
Series 2017A, Rev., 5.00%, 1/1/2022	200,000	210,132
Indiana Transportation Finance Authority
Series 2004C, Rev., NATL-RE, 5.50%, 12/1/2020	30,000	30,000
Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2021	25,000	26,392
Indiana University
Series 2020A, Rev., 5.00%, 6/1/2021	40,000	40,962
Series X, Rev., 4.00%, 8/1/2022	35,000	37,226

Investments	Principal Amount($)	Value($)
Indiana University, Student Fee
Series W-2, Rev., 5.00%, 8/1/2021	40,000	41,284
Series Z-1, Rev., 3.00%, 8/1/2022	60,000	62,820
Series U, Rev., 3.20%, 8/1/2022	200,000	204,018
Series W-2, Rev., 5.00%, 8/1/2022	20,000	21,604
Indianapolis Local Public Improvement Bond Bank Series 2014C, Rev., 4.00%, 2/1/2022	25,000	26,101
Indianapolis-Marion County Public Library
GO, 5.00%, 1/1/2021	65,000	65,251
GO, 5.00%, 1/1/2023	40,000	42,066
Ivy Tech Community College of Indiana
Series V, Rev., 5.00%, 7/1/2021	25,000	25,697
Series V, Rev., 5.00%, 7/1/2022	110,000	118,256
Ivy Tech Community College of Indiana, Student Fee
Series R-1, Rev., 5.00%, 7/1/2022	40,000	43,002
Series W, Rev., 5.00%, 7/1/2022	20,000	21,501
Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	83,819
Jackson County Building Corp.
Rev., 2.00%, 1/15/2023	120,000	123,577
Rev., 2.00%, 7/15/2023	125,000	129,524
Rev., 2.00%, 1/15/2024	125,000	130,300
Rev., 2.00%, 7/15/2024	125,000	131,035
Rev., 2.00%, 1/15/2025	125,000	131,676
Jennings County School Building Corp., First Mortgage
Series 2019A, Rev., 2.00%, 1/15/2021	90,000	90,182
Series 2019B, Rev., 3.00%, 1/15/2021	15,000	15,048
Series 2019B, Rev., 3.00%, 7/15/2021	50,000	50,831
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	91,647
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	41,179
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	61,956
La Porte County Public Library Leasing Corp. GO, 3.00%, 1/15/2022	25,000	25,751
Lafayette School Corp. GO, 4.00%, 1/15/2021	425,000	426,798
Lake Central Multi-District School Building Corp., First Mortgage
Series 2012B, Rev., 5.00%, 7/15/2021	250,000	257,138
Series 2012B, Rev., 5.00%, 1/15/2023 (b)	100,000	109,989

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lincoln Center Building Corp.
Rev., 4.00%, 2/1/2021	380,000	382,242
Rev., 4.00%, 8/1/2022	285,000	301,849
Maconaquah School Building Corp. Series 2016A, Rev., 3.00%, 7/15/2021	125,000	127,040
Michigan City Redevelopment Authority, Lease Rental, Elston Grove Historic District Project Rev., 3.25%, 2/1/2021	30,000	30,142
Mishawaka School City Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2021	200,000	203,304
MSD of Wabash County Multi-School Building Corp., First Mortgage Rev., 3.40%, 7/15/2022	25,000	25,451
North Putnam Middle School Building Corp., Property Tax, First Mortgage Rev., 3.00%, 1/15/2021	200,000	200,642
Northern Indiana Commuter Transportation District Rev., 5.00%, 7/1/2021	270,000	277,131
Pike Township Multi-School Building Corp., First Mortgage
Rev., 5.00%, 1/15/2024	320,000	364,778
Rev., 5.00%, 7/15/2024	350,000	406,584
Rev., 5.00%, 1/15/2025	335,000	396,047
Purdue University, Student Fee
Series 2016CC, Rev., 5.00%, 7/1/2021	20,000	20,561
Series AA, Rev., 5.00%, 7/1/2022	20,000	21,524
South Bend Community School Corp., First Mortgage Rev., 4.00%, 7/15/2022	30,000	31,807
South Bend Redevelopment Authority, Eddy Street Commons Project Rev., 4.00%, 2/15/2021	75,000	75,568
South Vermillion Middle School Building Corp. Series 2016A, Rev., 3.00%, 1/15/2024	50,000	53,791
Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	640,000	662,566
The Trustees of Indiana University
Series Y, Rev., 5.00%, 8/1/2021	30,000	30,963
Series A, Rev., 5.00%, 6/1/2022	25,000	26,805
Union Township School Corp., Temporary Loan Warrants Rev., 2.00%, 12/31/2020	900,000	901,071
Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	100,000	103,004

Investments	Principal Amount($)	Value($)
Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	130,868
Warsaw Multi-School Building Corp., AD Valorem Property Tax First Mortgage Refunding and Improvement Rev., 4.00%, 1/15/2021	100,000	100,440
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	26,504
Zionsville Community Schools Building Corp.
Series 2014B, Rev., 4.00%, 1/15/2021	75,000	75,343
Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	24,298

Total Indiana		21,742,592

Iowa — 0.9%
Ankeny Community School District
Series 2015A, GO, 4.00%, 6/1/2021	140,000	142,657
GO, 5.00%, 6/1/2021	140,000	143,352
Series 2015A, GO, 4.00%, 6/1/2022	60,000	63,416
City of Ames Series 2017A, GO, 5.00%, 6/1/2021	20,000	20,481
City of Ankeny
Series 2017A, GO, 5.00%, 6/1/2021	20,000	20,481
Series 2020A, GO, 5.00%, 6/1/2021	90,000	92,164
Series 2014G, GO, 5.00%, 6/1/2022	20,000	21,444
Series 2017A, GO, 5.00%, 6/1/2022	20,000	21,444
City of Bettendorf
Series 2017D, GO, 5.00%, 6/1/2022	20,000	21,400
Series 2013A, GO, 4.00%, 6/1/2023	50,000	54,531
City of Cedar Rapids
Series 2016A, GO, 5.00%, 6/1/2021	75,000	76,804
Series 2020A, GO, 5.00%, 6/1/2021	40,000	40,962
Series 2018C, Rev., 5.00%, 6/1/2022	20,000	21,444
City of Council Bluffs Series 2018A, GO, 5.00%, 6/1/2021	20,000	20,461
City of Des Moines
Series 2014C, GO, 5.00%, 6/1/2021	20,000	20,481
Series 2014E, GO, 5.00%, 6/1/2021	20,000	20,481
Series 2018B, GO, 5.00%, 6/1/2021	30,000	30,721

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Des Moines, Stormwater Management Utility Series 2016C, 5.00%, 6/1/2022	25,000	26,805
City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	50,000	51,330
City of Urbandale, Urban Renewal Series 2019B, GO, 4.00%, 6/1/2021	65,000	66,240
City of Waukee Series 2018A, GO, 5.00%, 6/1/2021	80,000	81,875
County of Audubon, Urban Renewal GO, 3.00%, 6/1/2021	215,000	217,870
County of Polk GO, 5.00%, 6/1/2021	70,000	71,684
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.10%, 12/10/2020(c)	4,015,000	4,015,000
Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	168,844
Iowa Finance Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 8/1/2022	25,000	27,005
Iowa Finance Authority, Unitypoint Health
Series 2018B, Rev., 5.00%, 2/15/2021	415,000	418,727
Series 2018B, Rev., 5.00%, 2/15/2025	170,000	200,574
Iowa State University of Science and Technology Series ISU, Rev., 4.00%, 11/1/2021	50,000	51,715
Iowa State University of Science and Technology, Academic Building Rev., 3.00%, 7/1/2022	25,000	26,080
Kirkwood Community College Series 2020A, GO, 4.00%, 6/1/2023	70,000	76,270
Pella Community School District GO, 2.10%, 6/1/2022	395,000	395,529
State of Iowa
Rev., 5.00%, 6/15/2021	20,000	20,519
Series 2016A, Rev., 5.00%, 6/1/2022	40,000	42,888
Rev., 5.00%, 6/15/2022	35,000	37,592
Rev., 5.00%, 6/15/2023	25,000	28,011
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Rev., 5.00%, 9/1/2023	50,000	56,294
State of Iowa, Ijobs Program, Special Obligation Series A, Rev., 5.00%, 6/1/2021	20,000	20,481

Investments	Principal Amount($)	Value($)
University of Iowa (The), Academic Building
Series 2016A, Rev., 3.00%, 7/1/2021	135,000	137,160
Series 2013SUI, Rev., 5.00%, 7/1/2021	30,000	30,828
Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	144,492
University of Iowa (The), Recreational Facilities Series 2017SUI, Rev., 5.00%, 7/1/2022	25,000	26,872
Waukee Community School District
Series 2014C, GO, 5.00%, 6/1/2021	40,000	40,952
Series 2014C, GO, 5.00%, 6/1/2022	20,000	21,428
Series 2016B, GO, 5.00%, 6/1/2022	105,000	112,498
Waukee Community School District, Capital Loan Notes
Series 2016A, GO, 5.00%, 6/1/2021	180,000	184,282
Series 2016A, GO, 4.00%, 6/1/2022	20,000	21,130

Total Iowa		7,653,699

Kansas — 0.3%
Blue Valley Recreation Commission Series A, COP, AGM, 5.00%, 10/1/2022	25,000	27,158
City of Derby Series 2015C, GO, 3.00%, 12/1/2020	300,000	300,000
City of Lawrence Series 2017D, GO, 5.00%, 9/1/2021	20,000	20,723
City of Lawrence, Temporary Notes Series I, GO, 2.00%, 5/1/2021	310,000	310,273
City of Manhattan Series B, GO, 3.00%, 11/1/2021	20,000	20,509
City of Manhattan, Temporary Notes GO, 0.75%, 6/15/2024	250,000	250,337
City of Olathe
Series 2020A, GO, 3.00%, 8/1/2021	365,000	371,508
Series 233, GO, 3.00%, 10/1/2021	25,000	25,589
Series 228, GO, 4.00%, 10/1/2021	45,000	46,434
Series 230, GO, 5.00%, 10/1/2021	35,000	36,405
Series 233, GO, 3.00%, 10/1/2022	20,000	21,034
Series 230, GO, 5.00%, 10/1/2022	25,000	27,206
Series 230, GO, 5.00%, 10/1/2023	40,000	45,392

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Shawnee Series 2018A, GO, 5.00%, 12/1/2020	25,000	25,000
City of Topeka Series 2017A, GO, 5.00%, 8/15/2021	90,000	93,058
City of Wichita
Series 814, GO, 5.00%, 6/1/2021	45,000	46,082
Series 2012A, GO, 5.00%, 9/1/2021	65,000	67,349
Series 2017A, GO, 5.00%, 12/1/2021	40,000	41,928
County of Leavenworth Series 2019-1, GO, 4.00%, 12/1/2020	125,000	125,000
County of Shawnee COP, 3.00%, 9/1/2024	35,000	38,177
County of Shawnee, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	26,602
Johnson County Unified School District No. 233 Olathe
Series 2017A, GO, 4.00%, 9/1/2022	20,000	21,328
Series 2016C, GO, 5.00%, 9/1/2023	50,000	56,398
Johnson County Unified School District No. 512 Shawnee Mission Series 2016B, GO, 4.00%, 10/1/2021	25,000	25,796
Kansas Development Finance Authority
Series 2020SRF, Rev., 5.00%, 5/1/2021	25,000	25,500
Series 2017A, Rev., 5.00%, 5/1/2022	80,000	85,278
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2021	250,000	260,785
Kansas Development Finance Authority, University Housing Projects Rev., 5.00%, 4/1/2022	200,000	212,556
Kansas Development Finance Authority, University of Kansas Projects Series 2014C, Rev., 5.00%, 5/1/2022	100,000	106,597
Sedgwick County Unified School District No. 266 Maize Series 2015B, GO, 5.00%, 9/1/2021	25,000	25,899
State of Kansas Department of Transportation, Highway Funding Series 2015A, Rev., 5.00%, 9/1/2021	55,000	56,991
Wyandotte County-Kansas City Unified Government Utility System Series 2014A, Rev., 5.00%, 9/1/2021	175,000	181,108

Investments	Principal Amount($)	Value($)
Wyandotte County-Kansas City Unified Government, Kansas International Speedway Corp. Project Rev., 5.00%, 12/1/2020	20,000	20,000

Total Kansas		3,044,000

Kentucky — 0.6%
City of Bowling Green Series 2016C, GO, 4.00%, 6/1/2021	50,000	50,923
City of Owensboro, Electric Light and Power System Series 2019B, Rev., 5.00%, 1/1/2021	100,000	100,372
County of Kenton
Series B, GO, 5.00%, 10/1/2021	215,000	223,615
Series 2017A, GO, 5.00%, 4/1/2022	25,000	26,604
Fayette County School District Finance Corp. Series 2011A, Rev., 4.00%, 6/1/2021	150,000	152,656
Jefferson County School District Finance Corp. Series 2015B, Rev., 4.00%, 12/1/2020	300,000	300,000
Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2013A, Rev., 5.00%, 9/1/2021	85,000	88,012
Kentucky Association of Counties Finance Corp. Series C, Rev., 3.25%, 2/1/2021	50,000	50,229
Kentucky Bond Development Corp., Hospital Facilities, St. Elizabeth Medical Center, Inc. Rev., 5.00%, 5/1/2021	250,000	254,803
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	109,775
Kentucky Housing Corp., Westminster Village Project Rev., 2.00%, 4/1/2021 (c)	600,000	603,264
Kentucky Infrastructure Authority Series 2018A, Rev., 3.00%, 2/1/2024	25,000	27,144
Kentucky Rural Water Finance Corp., Public Projects Construction Notes Series 2019E-1, Rev., 1.45%, 6/1/2021	1,935,000	1,936,084
Lexington-Fayette Urban County Government Series 2017A, GO, 5.00%, 9/1/2021	90,000	93,244

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Louisville and Jefferson County Metropolitan Government, Catholic Health Initiatives
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	65,000	68,600
Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,296
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	40,000	42,813
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Rev., 5.00%, 10/1/2023	35,000	39,220
Rev., 5.00%, 10/1/2024	460,000	532,749
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Rev., 5.00%, 5/15/2022	125,000	133,661
Series 2016C, Rev., 5.00%, 5/15/2022	50,000	53,465
Murray State University Series 2011B, Rev., 3.75%, 9/1/2021	60,000	60,836
Spencer County School District Finance Corp. Rev., 3.00%, 8/1/2021	80,000	81,372

Total Kentucky		5,034,737

Louisiana — 0.6%
Jefferson Parish Hospital Service District No. 1, West Jefferson Medical Center Series 2011A, Rev., AGM, 5.38%, 1/1/2021 (b)	160,000	160,666
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public Improvement Project Rev., 5.00%, 11/1/2023	100,000	113,304
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	110,763
Louisiana Public Facilities Authority, Lafayette General Health System Project
Rev., 4.00%, 11/1/2025 (b)	595,000	695,013
Rev., 5.00%, 11/1/2025 (b)	160,000	194,645
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 6.38%, 5/15/2021 (b)	150,000	154,210
State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2021	130,000	132,564
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2017D, Rev., 1.00%, 5/1/2022 (c)	3,965,000	3,965,476

Total Louisiana		5,526,641

Investments	Principal Amount($)	Value($)
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority Series 2019A, Rev., 5.00%, 7/1/2021	65,000	66,670
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village Series 2020A, Rev., 5.00%, 7/1/2023	600,000	666,936
Maine Municipal Bond Bank
Series 2015A, Rev., 5.00%, 11/1/2021	25,000	26,105
Series D, Rev., 5.00%, 11/1/2021	25,000	26,104
Series 2019A, Rev., 5.00%, 11/1/2022	50,000	54,612
Series D, Rev., 5.00%, 11/1/2022	30,000	32,768
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2022	25,000	27,106
State of Maine
Series 2016B, GO, 5.00%, 6/1/2021	35,000	35,842
Series 2018D, GO, 5.00%, 6/1/2021	50,000	51,202
Town of Gorham Series 2016B, GO, 5.00%, 10/1/2021	25,000	26,004

Total Maine		1,013,349

Maryland — 0.6%
City of Annapolis, Public improvement, Tax-Exempt Series 2017B, GO, 5.00%, 8/1/2022	25,000	27,005
City of Baltimore, Tax-Exempt Series 2013A, GO, 4.00%, 10/15/2022 (b)	35,000	37,480
City of Baltimore, Wastewater Projects Series 2017B, Rev., 3.00%, 7/1/2021	25,000	25,400
City of Baltimore, Water Projects Series 2013A, Rev., 5.00%, 7/1/2022	25,000	26,872
County of Anne Arundel GO, 5.00%, 4/1/2021	300,000	304,797
County of Anne Arundel, Arundel Mills Project Rev., GTD, 5.00%, 7/1/2023	50,000	56,182
County of Anne Arundel, Consolidated Water and Sewer GO, 5.00%, 4/1/2021	50,000	50,799
County of Baltimore GO, 5.00%, 2/1/2021	25,000	25,198
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 2/1/2022	35,000	36,969
COP, 5.00%, 10/1/2022	25,000	27,158
GO, 5.00%, 3/1/2023	70,000	77,570

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Baltimore, Equipment Acquisition Program
COP, 5.00%, 3/1/2021	45,000	45,526
COP, 5.00%, 3/1/2022	420,000	444,772
County of Baltimore, Health and Social Services Building Project COP, 3.00%, 10/1/2021	50,000	51,136
County of Carroll, Consolidated Public Improvement GO, 5.00%, 11/1/2022	30,000	32,773
County of Cecil GO, 4.00%, 12/1/2020	20,000	20,000
County of Charles, Consolidated Public Improvement GO, 5.00%, 11/1/2021	20,000	20,878
County of Frederick, Public Facilities
GO, 5.00%, 5/1/2021	25,000	25,501
GO, 4.00%, 8/1/2021	30,000	30,764
County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	70,000	76,027
County of Howard, Consolidated Public Improvement Series 2013A, GO, 5.00%, 2/15/2021 (b)	35,000	35,347
County of Montgomery, Consolidated Public Improvement Bonds
Series 2013A, GO, 5.00%, 11/1/2021	25,000	26,104
Series 2015B, GO, 5.00%, 12/1/2023	35,000	40,024
County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	76,705
County of Montgomery, Montgomery College Series 2016A, COP, 5.00%, 11/1/2021	25,000	26,095
County of Prince George’s, Public Improvement Series 2011A, GO, 5.00%, 9/15/2021 (b)	30,000	31,138
County of Prince George’s, Public Safety Communications COP, 5.00%, 10/1/2023	25,000	25,096
County of Queen Anne’s, Public Facilities
GO, 4.00%, 7/1/2021	25,000	25,557
GO, 5.00%, 1/15/2023	25,000	27,541
County of Wicomico, Public Improvement GO, 5.00%, 10/1/2022	25,000	27,206
Maryland Community Development Administration, Department of Housing and Community Development
Series 2018A, Rev., 2.55%, 3/1/2022	20,000	20,493
Series 2019A, Rev., 2.10%, 3/1/2024	25,000	26,068

Investments	Principal Amount($)	Value($)
Maryland Community Development Administration, Local Government Infrastructure
Series A-2, Rev., 3.00%, 6/1/2021	25,000	25,337
Series 2011A, Rev., 4.00%, 6/1/2021	115,000	117,019
Maryland Economic Development Corp., Maryland Public Health Laboratory Project Rev., 4.00%, 6/1/2023	50,000	50,954
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2021	180,000	183,584
Rev., 5.00%, 7/1/2021	200,000	205,138
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins University Issue Series 2013B, Rev., 5.00%, 7/1/2022	125,000	134,009
Maryland Health and Higher Educational Facilities Authority, University of Pittsburgh Medical Center Issue Series 2020B, Rev., 5.00%, 4/15/2022	255,000	270,858
Maryland Stadium Authority, Construction and Revitalization Program Rev., 5.00%, 5/1/2022	80,000	85,324
Maryland Stadium Authority, Montgomery County Conference Center
Rev., 5.00%, 6/15/2022	30,000	32,198
Rev., 5.00%, 6/15/2023	65,000	72,777
Maryland Water Quality Financing Administration Revolving Loan Fund Rev., 5.00%, 3/1/2022	20,000	21,206
Montgomery County Housing Opportunities Commission, Multi-Family Housing Series 2011A, Rev., VRDO, GNMA/FNMA/FHLMC, LOC: TD Bank NA, 0.11%, 12/10/2020 (c)	1,150,000	1,150,000
State of Maryland
Series 2013B, GO, 4.50%, 8/1/2021	30,000	30,865
Series 2014A, GO, 5.00%, 3/1/2022 (b)	65,000	68,893
Series 2017A, GO, 5.00%, 8/1/2022	100,000	108,004
State of Maryland Department of Transportation
Rev., 5.00%, 12/1/2020	150,000	150,000
Rev., 5.00%, 2/1/2021	25,000	25,198
Rev., 5.00%, 2/15/2021 (b)	55,000	55,545
Rev., 4.00%, 5/15/2021	50,000	50,868

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 12/1/2021	75,000	78,608
Rev., 5.00%, 10/1/2022	25,000	27,201
State of Maryland Department of Transportation, Third Issue Rev., 5.00%, 12/15/2020	25,000	25,044
State of Maryland, State and Local Facilities Loan of 2014 GO, 5.00%, 8/1/2021	40,000	41,287
Town of Ocean City, Mayor & City Council Municipal Purpose Loan GO, 5.00%, 12/1/2021	50,000	52,410
Town of Ocean City, Municipal Purpose Loan GO, 4.00%, 12/1/2020	100,000	100,000
University System of Maryland, Auxiliary Facility and Tuition
Series 2010C, Rev., 4.00%, 4/1/2021	25,000	25,317
Series 2014A, Rev., 5.00%, 4/1/2021	25,000	25,400
Series 2016A, Rev., 5.00%, 4/1/2021	110,000	111,759
Series 2019A, Rev., 5.00%, 4/1/2021	50,000	50,799
Series 2012D, Rev., 5.00%, 10/1/2021	45,000	46,807
Series 2017B, Rev., 5.00%, 4/1/2022	85,000	90,465
Series 2011A, Rev., 3.00%, 4/1/2024	25,000	25,221
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 5.00%, 6/1/2021	115,000	117,766
Rev., GTD, 3.00%, 6/1/2022	100,000	104,230
Rev., GTD, 5.00%, 6/1/2023	35,000	39,199

Total Maryland		5,629,471

Massachusetts — 5.3%
Berkshire Hills Regional School District GO, 5.00%, 10/15/2021	20,000	20,837
Berkshire Regional Transit Authority Series B, Rev., RAN, 1.25%, 7/29/2021	5,300,000	5,327,613
Boston Water and Sewer Commission
Series 2012A, Rev., 4.00%, 11/1/2021	20,000	20,701
Series 2016A, Rev., 5.00%, 11/1/2021	50,000	52,209
Brockton Area Transit Authority Rev., RAN, 1.50%, 7/30/2021	3,050,000	3,068,147
Cape Cod Regional Transit Authority Rev., RAN, 1.50%, 7/23/2021	3,000,000	3,017,130
City of Boston
Series 2012B, GO, 5.00%, 2/1/2021	25,000	25,199
Series 2011B, GO, 5.00%, 4/1/2021	25,000	25,401

Investments	Principal Amount($)	Value($)
City of Cambridge
GO, 4.00%, 1/1/2021	45,000	45,139
GO, 5.00%, 2/15/2021	50,000	50,492
City of Gardner GO, BAN, 2.00%, 12/18/2020	4,775,000	4,777,913
City of Marlborough, Municipal Purpose Loan GO, 5.00%, 6/15/2021	25,000	25,649
City of Methuen GO, BAN, 2.00%, 9/1/2021	3,235,000	3,273,238
City of Peabody, Municipal Purpose Loan
GO, 5.00%, 3/15/2021	45,000	45,619
GO, 4.00%, 10/1/2021	35,000	36,106
Series 2015A, GO, 5.00%, 11/15/2021	45,000	47,059
City of Quincy GO, BAN, 2.00%, 1/15/2021	75,000	75,161
City of Revere GO, 4.00%, 12/1/2021	50,000	51,882
City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	27,129
City of Somerville Series 2018B, GO, 4.00%, 6/1/2021	100,000	101,913
City of Somerville, Municipal Purpose Loan GO, 5.00%, 6/1/2021	45,000	46,085
City of Waltham, Municipal Purpose Loan
GO, 4.00%, 6/15/2021	20,000	20,412
GO, 4.10%, 2/1/2023	35,000	35,109
Commonwealth of Massachusetts
Series 2011A, GO, 5.00%, 4/1/2021 (b)	20,000	20,323
Series 2014C, GO, 5.00%, 8/1/2021	30,000	30,963
Series 2004A, GO, AMBAC, 5.25%, 8/1/2021	65,000	67,194
Series B, GO, AGM, 5.25%, 8/1/2021	100,000	103,376
Series B, GO, 5.25%, 8/1/2021	30,000	31,013
Series 2014A, GO, 5.00%, 12/1/2021 (b)	50,000	52,395
Series C, GO, 5.00%, 10/1/2023	25,000	28,370
Commonwealth of Massachusetts Transportation Fund, Accelerated Bridge Programs Series 2012A, Rev., 5.00%, 6/1/2022	50,000	51,202
Commonwealth of Massachusetts, Accelerated Bridge Program Series 2012A, Rev., 5.00%, 6/1/2021 (b)	20,000	20,484

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Commonwealth of Massachusetts, Consolidated Loan
Series 2013A, GO, 4.00%, 4/1/2021 (b)	40,000	40,514
Series 2011D, GO, 4.25%, 10/1/2021 (b)	25,000	25,844
Series 2011D, GO, 5.00%, 10/1/2021 (b)	40,000	41,599
Commonwealth of Massachusetts, Consolidated Loan of 2013 Series 2013A, GO, 4.00%, 4/1/2021 (b)	25,000	25,321
Commonwealth of Massachusetts, Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 4.00%, 6/15/2021	20,000	20,412
Series 2013A, Rev., GAN, 5.00%, 6/15/2021	185,000	189,806
Series 2014A, Rev., GAN, 5.00%, 6/15/2021	75,000	76,949
County of Collin Series 2016A, GO, 5.00%, 3/1/2021	75,000	75,901
Lowell Regional Transit Authority Rev., RAN, 1.25%, 8/19/2021	6,000,000	6,032,580
Manchester Essex Regional School District GO, 4.00%, 1/15/2021	50,000	50,230
Manchester Essex Regional School District, School Project Loan, Unlimited Tax GO, 5.00%, 2/1/2021	20,000	20,159
Massachusetts Bay Transportation Authority, Mass Sales Tax
Series 2008B, Rev., 5.00%, 7/1/2021	25,000	25,700
Series 2014A, Rev., 5.00%, 7/1/2021	50,000	51,401
Series A, Rev., 5.00%, 7/1/2021	40,000	41,120
Series 2003A, Rev., 5.25%, 7/1/2021	120,000	123,535
Series 2004B, Rev., 5.25%, 7/1/2021	20,000	20,589
Series 2006B, Rev., 5.25%, 7/1/2021	55,000	56,620
Series C, Rev., 5.50%, 7/1/2021	50,000	51,546
Series 2006A, Rev., 5.25%, 7/1/2022	30,000	32,384
Series 2006B, Rev., 5.25%, 7/1/2022	20,000	21,590
Massachusetts Clean Water Trust (The), State Revolving Fund
Rev., 5.00%, 2/1/2021	20,000	20,158
Rev., 5.00%, 8/1/2021	140,000	144,474
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	475,000	534,275

Investments	Principal Amount($)	Value($)
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Issue Series 2019O, Rev., 5.00%, 12/1/2020	195,000	195,000
Massachusetts Development Finance Agency, Harvard University Issue
Series 2010B-3, Rev., 5.00%, 1/1/2021	200,000	200,784
Series 2010B-3, Rev., 5.00%, 1/1/2021	25,000	25,098
Massachusetts Development Finance Agency, Mount Holyoke College Issue Series 2011B, Rev., 5.00%, 7/1/2021 (b)	420,000	431,567
Massachusetts Development Finance Agency, Multi-Family, Lyman Terrace Phase II Issue Rev., 1.39%, 2/1/2022 (c)	459,000	463,939
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.61%, 12/10/2020 (d)	250,000	250,377
Series 2011K-6, Rev., 5.00%, 7/1/2021	20,000	20,531
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	228,436
Massachusetts Development Finance Agency, Tufts Medical Center Series I, Rev., 6.25%, 1/1/2021 (b)	50,000	50,247
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue
Series 2016-I, Rev., 5.00%, 7/1/2021	100,000	102,398
Series I, Rev., 5.00%, 7/1/2022	245,000	260,888
Massachusetts Development Finance Agency, Whitehead Institute for Biomedical Research Issue Series 2011A, Rev., 5.00%, 6/1/2021 (b)	785,000	803,196
Massachusetts Health and Educational Facilities Authority, Harvard University Issue Series A, Rev., 5.00%, 12/15/2021	45,000	47,273
Massachusetts Housing Finance Agency, Multi-Family Conduit, Chestnut Park Project Series 2018A, Rev., 2.40%, 12/1/2021 (c)	100,000	102,110
Massachusetts School Building Authority, Sales Tax Series 2013A, Rev., 5.00%, 5/15/2021 (b)	45,000	45,994

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012A, Rev., 5.00%, 8/15/2021	150,000	155,097
Series 2011B, Rev., 5.00%, 10/15/2021	155,000	161,498
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	25,000	27,043
Massachusetts State College Building Authority Series 2011A, Rev., 5.00%, 5/1/2021 (b)	35,000	35,707
Massachusetts Water Resources Authority
Series 2011B, Rev., 5.00%, 8/1/2021 (b)	35,000	36,123
Series 2014F, Rev., 5.00%, 8/1/2021	115,000	118,692
Metrowest Regional Transit Authority Rev., RAN, 1.50%, 9/17/2021	4,770,000	4,810,068
Southeastern Regional Transit Authority Rev., RAN, 1.25%, 8/20/2021	2,850,000	2,866,160
Springfield Water and Sewer Commission
Series 2017B, Rev., 5.00%, 4/15/2022	50,000	53,238
Series 2014C, Rev., 5.00%, 7/15/2022	35,000	37,691
Town of Andover, Municipal Purpose Loan GO, 3.00%, 9/15/2021	20,000	20,448
Town of Arlington, Municipal Purpose Loan GO, 5.00%, 12/1/2020	20,000	20,000
Town of Bedford GO, 5.00%, 8/15/2022	25,000	27,057
Town of Belchertown, Municipal Purpose Loan GO, 3.00%, 12/15/2020	45,000	45,046
Town of Bourne, Municipal Purpose Loan GO, 5.00%, 11/15/2021	20,000	20,923
Town of Boxborough GO, BAN, 1.25%, 2/12/2021	1,512,900	1,514,625
Town of Burlington, Municipal Purpose Loan GO, 5.00%, 7/15/2021	45,000	46,351
Town of Charlton GO, BAN, 1.13%, 5/28/2021	3,007,000	3,014,457
Town of Chelmsford GO, 5.00%, 4/1/2021	40,000	40,641
Town of Chelmsford, Municipal Purpose Loan GO, 4.00%, 4/15/2021	20,000	20,284
Town of Dedham GO, BAN, 1.13%, 5/12/2021	1,000,000	1,002,380
Town of Dracut Series A, GO, 5.00%, 7/15/2021	25,000	25,747
Town of Dracut, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	25,948

Investments	Principal Amount($)	Value($)
Town of Edgartown Series A, GO, 5.00%, 1/15/2021	55,000	55,318
Town of Franklin GO, 4.00%, 3/1/2021	20,000	20,190
Town of Franklin, Municipal Purpose Loan GO, 5.00%, 8/15/2021	60,000	62,043
Town of Grafton, Municipal Purpose Loan GO, 5.00%, 4/1/2021	80,000	81,282
Town of Grafton, School Unlimited Tax GO, 4.00%, 4/1/2021	45,000	45,572
Town of Hamilton GO, BAN, 1.25%, 8/27/2021	667,767	671,754
Town of Hanover GO, 4.00%, 5/15/2021	105,000	106,829
Town of Hanover, Municipal Purpose Loan GO, 5.00%, 5/15/2021	35,000	35,768
Town of Holliston, Municipal Purpose Loan
GO, 5.00%, 4/1/2021	50,000	50,801
GO, 5.00%, 4/1/2022	20,000	21,289
Town of Lexington GO, 4.00%, 2/1/2021	75,000	75,472
Town of Lexington, Municipal Purpose Loan
GO, 5.00%, 2/15/2021	50,000	50,492
GO, 4.00%, 2/15/2022	25,000	26,156
Town of Longmeadow GO, 5.00%, 6/1/2021	20,000	20,482
Town of Lunenburg, Municipal Purpose Loan GO, 4.00%, 6/1/2021	150,000	150,465
Town of North Reading, Municipal Purpose Loan GO, 5.00%, 5/15/2022	30,000	32,106
Town of Oak Bluffs, Municipal Purpose Loan GO, 5.00%, 9/1/2021	25,000	25,898
Town of Orleans, Municipal Purpose Loan GO, 5.00%, 2/1/2022	30,000	31,688
Town of Pembroke GO, 5.00%, 8/1/2021	50,000	51,608
Town of Plymouth GO, 4.00%, 5/15/2021	20,000	20,348
Town of Plymouth, Municipal Purpose Loan GO, 5.00%, 5/1/2021	25,000	25,502
Town of Reading, Municipal Purpose Loan GO, 3.00%, 4/15/2021	25,000	25,263
Town of Scituate, Municipal Purpose Loan GO, 5.00%, 9/15/2021	20,000	20,757

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Shrewsbury, Municipal Purpose Loan GO, 5.00%, 7/1/2021	40,000	41,125
Town of South Hadley, Municipal Purpose Loan Series 2013A, GO, 3.00%, 5/15/2021	150,000	151,907
Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	38,071
Town of Watertown, Municipal Purpose Loan
GO, 4.00%, 1/15/2021	65,000	65,299
GO, 5.00%, 6/15/2021	30,000	30,779
GO, 3.00%, 5/15/2022	30,000	31,236
Town of Wayland, Municipal Purpose Loan GO, 5.00%, 2/1/2021	45,000	45,357
Town of Westford, Municipal Purpose Loan GO, 5.00%, 2/1/2021	100,000	100,794
Town of Weston Series A, GO, 5.00%, 2/1/2021	20,000	20,159
Town of Winthrop GO, 4.00%, 9/1/2021	25,000	25,719

Total Massachusetts		47,954,761

Michigan — 2.9%
Ann Arbor School District
GO, Q-SBLF, 5.00%, 5/1/2021	80,000	81,595
GO, Q-SBLF, 5.00%, 5/1/2022	40,000	42,715
Birmingham City School District GO, 5.00%, 5/1/2022	40,000	42,721
Board of Trustees of Michigan State University Series 2019C, Rev., 5.00%, 8/15/2022	125,000	135,082
Brighton Area School District, School Building and Site Series 2013-II, GO, Q-SBLF, 5.00%, 5/1/2022	300,000	318,687
Central Michigan University Rev., 5.00%, 10/1/2021	150,000	155,382
Charter Township of Canton, Limited Tax GO, 5.00%, 10/1/2022	65,000	70,548
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,719
City of Grand Rapids, Limited Tax Capital Improvement GO, 5.00%, 4/1/2024	50,000	57,788
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	30,000	31,560
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	85,000	89,421

Investments	Principal Amount($)	Value($)
City of Kalamazoo, Wastewater System Rev., 3.15%, 10/1/2022	25,000	25,536
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2023	200,000	216,874
GO, 4.00%, 5/1/2024	210,000	234,644
GO, 4.00%, 5/1/2025	290,000	333,729
City of Marquette, Limited Tax
GO, 4.00%, 10/1/2022	40,000	41,203
GO, 4.00%, 5/1/2023	170,000	184,343
GO, 4.00%, 5/1/2024	125,000	139,668
GO, 4.00%, 5/1/2025	105,000	120,833
City of Novi GO, 4.00%, 10/1/2021	60,000	61,835
City of Royal Oak GO, 3.00%, 10/1/2021	85,000	86,895
City of Royal Oak, Capital Improvement GO, 4.00%, 4/1/2021	50,000	50,609
City of Southfield, Water and Sewer Capital Improvement Limited Tax GO, 3.00%, 5/1/2023	30,000	31,909
City of Sterling Heights, Capital Improvement GO, 5.00%, 4/1/2022	45,000	47,825
Clarkston Community Schools Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2021	215,000	219,167
County of Jackson, Transportation Fund Bonds GO, 2.00%, 5/1/2024	250,000	264,100
County of Kent, Limited Tax GO, 5.00%, 1/1/2021	135,000	135,524
County of Muskegon, Wastewater Management System No. 2 GO, 5.00%, 7/1/2022	25,000	25,093
Dearborn School District, Limited Tax
GO, 3.00%, 5/1/2021	915,000	925,175
GO, 3.00%, 5/1/2022	915,000	949,559
Detroit City School District Series 2002A, GO, FGIC, Q-SBLF, 6.00%, 5/1/2021	30,000	30,703
Dexter Community Schools, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2022	100,000	105,377
East Jordan Public Schools, Unlimited Tax Series 2017-I, GO, Q-SBLF, 3.00%, 5/1/2021	25,000	25,294
East Lansing School District Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	195,278
Forest Hills Public Schools Series I, GO, 3.00%, 5/1/2022	50,000	51,990
Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2021	35,000	35,699

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Glen Lake Community Schools GO, AGM, Q-SBLF, 4.00%, 5/1/2021	150,000	150,463
Grand Rapids Community College, Limited Tax GO, 3.00%, 5/1/2022	30,000	31,112
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Series 2019A, Rev., 5.00%, 7/1/2024	130,000	149,742
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2020	165,000	165,000
Series 2016A, Rev., 5.00%, 12/1/2021	415,000	432,874
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	347,752
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	783,357
Kent Hospital Finance Authority, Spectrum Health System Series 2011A, Rev., 5.00%, 11/15/2021	500,000	520,770
L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	725,000	725,000
Lansing Community College, Building and Site GO, 5.00%, 5/1/2022	40,000	42,686
Livonia Municipal Building Authority Rev., 4.00%, 5/1/2024	40,000	44,723
Ludington Area School District GO, Q-SBLF, 5.00%, 11/1/2021	115,000	119,863
Macomb County Building Authority Rev., 2.50%, 5/1/2021	50,000	50,479
Macomb Township Building Authority Rev., 5.00%, 4/1/2022	25,000	26,538
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	320,000	337,859
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	150,000	177,402
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2021	140,000	145,761
Rev., 5.00%, 11/15/2022	710,000	770,698
Rev., 5.00%, 11/15/2024	215,000	251,806
Michigan Finance Authority, Local Government Loan Program Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2022	70,000	74,597
Michigan Finance Authority, McLaren Health Care Corp. Series 20105A, Rev., 5.00%, 5/15/2022	400,000	425,600

Investments	Principal Amount($)	Value($)
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2020	140,000	140,000
Series 2016MI, Rev., 5.00%, 12/1/2020	35,000	35,000
Series 2016MI-2, Rev., (SIFMA Municipal Swap Index Yield + 0.48%), 0.59%, 12/10/2020 (d)	145,000	145,175
Rev., 5.00%, 12/1/2021	470,000	491,014
Series 2015MI, Rev., 5.00%, 12/1/2021	220,000	229,836
Series 2017A-MI, Rev., 5.00%, 12/1/2022	315,000	343,599
Series 2017A, Rev., 5.00%, 12/1/2023	270,000	306,493
Series 2019MI-1, Rev., 5.00%, 12/1/2023	100,000	113,516
Series 2017A, Rev., 5.00%, 12/1/2024	240,000	282,893
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	200,000	235,468
Michigan State Building Authority, Facilities Program
Rev., VRDO, 0.23%, 12/10/2020 (c)	5,235,000	5,235,000
Series I, Rev., 5.00%, 4/15/2021	100,000	101,779
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2005A-3, Rev., 4.00%, 11/1/2021	875,000	903,621
Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	110,226
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group
Series 2010F-2, Rev., 1.90%, 4/1/2021 (c)	750,000	753,937
Series F-5, Rev., 2.40%, 3/15/2023 (c)	305,000	318,890
Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	54,466
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2020	100,000	100,000
Series 2008C, Rev., 5.00%, 12/1/2024	160,000	188,595
Series C, Rev., 5.00%, 12/1/2025	150,000	183,440
Michigan Strategic Fund, Facility for Rare Isotope Beams Project Rev., 5.00%, 3/1/2022	150,000	158,556
Michigan Strategic Fund, The Detroit Edison Co. Exempt Facilities Project Series 2008ET-2, Rev., 1.45%, 9/1/2021 (c)	250,000	250,910

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Series CC, Rev., 1.45%, 9/1/2021 (c)	300,000	301,092
Mount Clemens Community School District Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2022	50,000	53,394
Muskegon Local Development Finance Authority Rev., AGM, 3.00%, 11/1/2022	50,000	50,944
New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	26,704
North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities Rev., 4.00%, 11/1/2022	50,000	53,638
Northwestern Michigan College, Limited Tax GO, 3.25%, 5/1/2021	35,000	35,444
Novi Community School District, School Building and Site Bonds, Unlimited Tax Series I, GO, 4.00%, 5/1/2021	25,000	25,395
Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	35,000	38,215
Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	50,106
Royal Oak Hospital Finance Authority, Health Beaumont Health Credit Group Series 2014D, Rev., 5.00%, 9/1/2021	210,000	216,941
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group Rev., 5.00%, 9/1/2023	295,000	331,014
Royal Oak School District, School Building and Site, Unlimited Tax
GO, 4.00%, 5/1/2022	30,000	31,613
GO, 5.00%, 5/1/2022	75,000	80,091
Saginaw Valley State University Series 2016A, Rev., 5.00%, 7/1/2021	470,000	482,497
Schoolcraft Community College District GO, 3.00%, 5/1/2024	115,000	124,446
State of Michigan Rev., GAN, 5.00%, 3/15/2021	295,000	298,832
State of Michigan, Environmental Program
Series 2015A, GO, 5.00%, 12/1/2020	180,000	180,000
Series 2015A, GO, 5.00%, 12/1/2021	55,000	57,640

Investments	Principal Amount($)	Value($)
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2021	275,000	287,611
Township of Scio, Limited Tax GO, 3.00%, 11/1/2021	20,000	20,491
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2021	20,000	20,398
GO, Q-SBLF, 5.00%, 5/1/2022	45,000	48,055
Troy School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2021	70,000	71,395
University of Michigan Series 2014A, Rev., 5.00%, 4/1/2021	25,000	25,396
Wayne County Airport Authority, Detroit Metropolitan Airport Series 2012A, Rev., 5.00%, 12/1/2020	150,000	150,000
Wayne County Airport Authority, Junior Lien Series 2017A, Rev., 5.00%, 12/1/2020	100,000	100,000
Wayne State University Series 2019A, Rev., 5.00%, 11/15/2024	175,000	204,733
West Ottawa Public Schools, School Building and Site
Series 2018-II, GO, 5.00%, 11/1/2021	50,000	52,200
Series 2014-1, GO, 5.00%, 5/1/2022	40,000	42,715
Ypsilanti Community Utilities Authority, Limited Tax Rev., 4.00%, 4/1/2023	175,000	189,649

Total Michigan		25,717,225

Minnesota — 0.9%
Alexandria Lake Area Sanitation District Series 2015A, GO, 5.00%, 2/1/2023	25,000	27,547
Buffalo-Hanover-Montrose Independent School District No. 877
Series 2012A, GO, 4.00%, 2/1/2021	30,000	30,186
Series 2012A, GO, 4.00%, 2/1/2022	45,000	46,981
City of Brooklyn Center, Unity Place Project Rev., VRDO, 1.95%, 12/1/2021 (c)	310,000	310,000
City of Brooklyn Park, Multi-Family Housing, Amorce I Limited Partnership Project Rev., GNMA COLL, 1.25%, 1/1/2021 (c)	450,000	450,342

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Cambridge Series 2016A, GO, 3.00%, 2/1/2022	30,000	30,972
City of Carver Series 2015B, GO, 4.00%, 2/1/2022	25,000	26,101
City of Columbia Heights
Series 2015A, GO, 3.00%, 2/1/2022	25,000	25,810
Series 2017B, GO, 3.00%, 2/1/2023	35,000	36,979
City of Crystal Series 2017A, GO, 3.00%, 2/1/2022	25,000	25,810
City of Duluth Series 2018C, GO, 3.00%, 2/1/2022	25,000	25,810
City of Duluth, State Aid Street Improvement Series 2020C, GO, 1.50%, 2/1/2022	755,000	766,317
City of Eden Prairie Series 2012C, GO, 2.00%, 1/15/2021	50,000	50,069
City of Inver Grove Heights Series 2018A, GO, 5.00%, 2/1/2021	170,000	171,336
City of Mankato
Series 2014A, GO, 5.00%, 2/1/2021	25,000	25,198
Series 2012A, GO, 3.00%, 2/1/2022	75,000	77,476
Series 2014A, GO, 5.00%, 2/1/2022	25,000	26,406
City of Marshall Series 2014B, GO, 5.00%, 2/1/2021	75,000	75,588
City of Mayer, Sewer and Water Series 2017A, GO, 3.00%, 12/1/2020	25,000	25,000
City of Minneapolis GO, 2.13%, 12/1/2020	180,000	180,000
City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Rev., 5.00%, 11/15/2023	100,000	113,004
City of Rochester, Electric Utility Series 2015E, Rev., 5.00%, 12/1/2020	25,000	25,000
City of Rochester, Health Care Facilities, Mayo Clinic Series 2011C, Rev., 4.50%, 11/15/2021 (c)	1,200,000	1,247,196
City of Roseville Series 2012A, GO, 4.00%, 3/1/2022	25,000	26,196
City of Savage Series 2019A, GO, 5.00%, 2/1/2021	50,000	50,392

Investments	Principal Amount($)	Value($)
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,192
City of St. Paul, Street Improvement GO, 5.00%, 5/1/2022	25,000	26,694
County of Anoka, Capital Improvement Series 2017A, GO, 5.00%, 2/1/2022	50,000	52,813
County of Clay, Jail Bonds Series 2017A, GO, 5.00%, 2/1/2025	50,000	59,731
County of Hennepin Series 2010B, GO, 4.00%, 12/1/2020	25,000	25,000
County of Kandiyohi Series 2019A, GO, 4.00%, 2/1/2022	25,000	26,086
County of Otter Tail, Capital Improvement Series 2019A, GO, 5.00%, 2/1/2023	30,000	33,077
County of Ramsey, Capital Improvement
Series 2012A, GO, 4.00%, 2/1/2021	40,000	40,249
Series 2011B, GO, 5.00%, 2/1/2021	250,000	251,965
County of St. Louis, Capital Improvement Series 2016B, GO, 5.00%, 12/1/2023	35,000	39,979
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2022	130,000	136,405
Series A, COP, 5.00%, 2/1/2022	200,000	209,854
Series 2016A, COP, 5.00%, 2/1/2025	200,000	234,478
Hopkins Independent School District No. 270 Series 2013B, GO, 4.00%, 2/1/2021	30,000	30,186
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services Series 2017A, Rev., 5.00%, 11/15/2022	200,000	217,140
Metropolitan Council, Wastewater Series 2012-I, GO, 4.00%, 3/1/2022	25,000	26,195
Minneapolis Special School District No. 1
Series 2011-F, COP, 3.00%, 2/1/2021	30,000	30,065
Series 2012B, GO, 3.00%, 2/1/2021	25,000	25,114

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020A, COP, 5.00%, 4/1/2023	125,000	138,424
Series 2014D, COP, 5.00%, 2/1/2025	30,000	33,002
Minneapolis-St. Paul Metropolitan Airports Commission
Series B, Rev., 3.00%, 1/1/2021	200,000	200,414
Series 2016B, Rev., 5.00%, 1/1/2022	275,000	288,225
Series 2019C, Rev., 5.00%, 1/1/2023	150,000	163,260
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2021	25,000	25,299
Minnesota Housing Finance Agency, Housing Infrastructure, State Appropriation Series 2018C, Rev., 5.00%, 8/1/2021	20,000	20,592
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015C, Rev., AMT, GNMA/FNMA/FHLMC, 2.10%, 7/1/2021	70,000	70,603
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	80,000	83,184
Minnesota Public Facilities Authority, State Revolving Fund Series 2010A, Rev., 5.00%, 3/1/2023	50,000	55,384
Minnesota State Colleges and Universities Foundation Rev., 4.00%, 10/1/2022	125,000	133,151
Minnetonka Independent School District No. 276
Series E, COP, 3.00%, 10/1/2021	155,000	158,455
Series E, COP, 3.00%, 10/1/2022	85,000	89,154
Series E, COP, 4.00%, 10/1/2023	115,000	126,913
Mounds View Independent School District No. 621 Series 2019A, GO, 5.00%, 2/1/2021	100,000	100,784
Northern Municipal Power Agency, Electric System Rev., 5.00%, 1/1/2021	100,000	100,375
Osseo Independent School District No. 279 Series 2018A, GO, 5.00%, 2/1/2021	95,000	95,740
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2013A, GO, 3.00%, 2/1/2022	25,000	25,810
St. Cloud Independent School District No. 742 COP, 4.00%, 2/1/2021	110,000	110,655

Investments	Principal Amount($)	Value($)
St. Paul Port Authority, Andersen Office Building Series 2013-3, Rev., 5.00%, 12/1/2020	105,000	105,000
State of Minnesota
Series 2012B, Rev., 5.00%, 3/1/2022	70,000	74,211
Series 2014A, Rev., 5.00%, 6/1/2023	25,000	27,933
State of Minnesota, Trunk Highway
Series 2011B, GO, 5.00%, 10/1/2021 (b)	100,000	103,998
Series 2018B, GO, 5.00%, 8/1/2023	25,000	28,196
State of Minnesota, Various Purpose
Series 2009F, GO, 5.00%, 8/1/2021	30,000	30,965
Series 2018A, GO, 5.00%, 8/1/2021	65,000	67,091
Series 2013F, GO, 5.00%, 10/1/2021	45,000	46,811
Series 2014A, GO, 5.00%, 8/1/2022	25,000	27,010
Series 2017D, GO, 5.00%, 10/1/2022	30,000	32,653
Three Rivers Park District Series 2012B, GO, 4.00%, 2/1/2021	30,000	30,189
University of Minnesota Series 2017B, Rev., 5.00%, 12/1/2021	40,000	41,920
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2021	25,000	25,096

Total Minnesota		8,066,436

Mississippi — 0.3%
Alcorn State University Educational Building Corp. (The) Rev., 3.00%, 9/1/2022	30,000	31,239
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	28,242
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	59,696
County of DeSoto GO, 5.00%, 7/1/2022	95,000	102,239
County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	55,236
Jackson State University Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	100,000	110,147
Mississippi Development Bank, East Mississippi Community College District Capital Improvement Project Rev., 5.00%, 1/1/2022	50,000	52,471

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Mississippi Development Bank, Marshall County Industrial Development Authority Mississippi Highway Construction Project Rev., 5.00%, 1/1/2022 (b)	50,000	52,595
Mississippi Development Bank, Rankin County School District Project Rev., 5.00%, 6/1/2022	295,000	315,650
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 3.00%, 12/1/2020	100,000	100,000
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services Series 2020-I, Rev., 5.00%, 10/1/2021	320,000	331,754
Mississippi State University Educational Building Corp., Campus Improvement Project Rev., 5.00%, 11/1/2021	25,000	26,104
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project
Series 2014A, Rev., 5.00%, 8/1/2021	135,000	139,334
Series 2014A, Rev., 5.00%, 8/1/2023	25,000	28,089
Oxford School District GO, 2.00%, 12/1/2020	150,000	150,000
Rankin County School District, Limited Tax GO, 3.00%, 8/1/2023	75,000	75,142
State of Mississippi
Series A, GO, 5.25%, 11/1/2021	90,000	94,181
Series 2015C, GO, 5.00%, 10/1/2022	25,000	27,206
Series 2012F, GO, 4.00%, 11/1/2022	30,000	32,195
State of Mississippi, Nissan North America Project Series 2012B, GO, 5.00%, 11/1/2021	35,000	36,546
University of Mississippi Educational Building Corp.
Rev., 3.00%, 10/1/2022	180,000	188,527
Rev., 5.00%, 10/1/2024	95,000	111,280
University of Mississippi Educational Building Corp., Refinancing Project
Series 2016A, Rev., 5.00%, 10/1/2022	30,000	32,485
Rev., 5.00%, 10/1/2023	250,000	281,803
University of Southern Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	52,392

Total Mississippi		2,514,553

Investments	Principal Amount($)	Value($)
Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tx Series 2013A, Rev., 5.00%, 10/1/2022	145,000	157,347
City of Chesterfield COP, 5.00%, 12/1/2023	25,000	28,524
City of Kansas
Series 2009E, Rev., Zero Coupon, 2/1/2021	100,000	99,748
Series 2018A, GO, 5.00%, 2/1/2021	105,000	105,833
Series 2011A, Rev., 5.00%, 1/1/2022	225,000	225,877
Series 2014A, Rev., 4.00%, 12/1/2022	35,000	37,672
Series E, Rev., Zero Coupon, 2/1/2024	250,000	236,402
Series 2012A, GO, 4.50%, 2/1/2024	25,000	26,205
City of Kansas, Sanitary Sewer System
Rev., 5.00%, 1/1/2021	25,000	25,097
Series 2016A, Rev., 4.00%, 1/1/2022	25,000	26,036
Series 2018A, Rev., 5.00%, 1/1/2022	25,000	26,306
City of O’Fallon GO, 5.00%, 3/1/2021	25,000	25,293
City of Springfield, Public Utility Revenue
Rev., 5.00%, 8/1/2021	20,000	20,642
COP, 5.00%, 12/1/2021	105,000	110,062
City of St. Charles COP, 5.00%, 2/1/2021	100,000	100,741
County of Clay
Series 2018A, COP, 4.00%, 5/1/2021	100,000	101,546
Series 2018A, COP, 4.00%, 5/1/2024	30,000	33,651
County of Jackson, Truman Medical Center Project
Rev., 4.50%, 12/1/2020	200,000	200,000
Series 2011B, Rev., 4.50%, 12/1/2025	100,000	103,852
Curators of the University of Missouri (The), System Facilities Series 2014A, Rev., 5.00%, 11/1/2022(b)	25,000	27,286
Curators of the University of Missouri (The), System Facilities Bonds Rev., 5.00%, 11/1/2021 (b)	25,000	26,098
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ: BJC Health System, 0.10%, 12/10/2020 (c)	810,000	810,000
Rev., 5.00%, 1/1/2021	60,000	60,214

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Series 2013A, Rev., 5.00%, 11/15/2022	75,000	81,275
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2021	180,000	188,024
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2021	230,000	235,902
Jackson County School District No. R-VI Oak Grove, Missouri Direct Deposit Program GO, 1.80%, 3/1/2021	150,000	150,192
Kirkwood School District Educational Facilities Authority Rev., 3.00%, 2/15/2022	25,000	25,853
Ladue School District GO, 4.00%, 3/1/2022	25,000	26,196
Lindbergh School District GO, 4.00%, 3/1/2021	25,000	25,237
Missouri Highway and Transportation Commission Series 2019A, Rev., 5.00%, 5/1/2021	45,000	45,897
Missouri Highway and Transportation Commission, First Lien Series 2014A, Rev., 5.00%, 5/1/2021	40,000	40,797
Missouri Highway and Transportation Commission, Second Lien Series 2014B, Rev., 5.00%, 5/1/2021	95,000	96,893
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project Series 2014A, Rev., 5.00%, 1/1/2022	50,000	52,528
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2020	780,000	780,000
Series 2015A, Rev., 5.00%, 12/1/2023	100,000	113,837
Missouri State Board of Public Buildings
Series 2017A, Rev., 5.00%, 4/1/2021	50,000	50,801
Series 2015B, Rev., 5.00%, 4/1/2022	30,000	31,933
Series 2014A, Rev., 5.00%, 10/1/2022	40,000	43,537
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series 2013A, Rev., 5.00%, 7/1/2024	60,000	67,402

Investments	Principal Amount($)	Value($)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 4.00%, 1/1/2021	170,000	170,525
Park Hill School District of Platte County, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	50,000	52,988
Rock Township Ambulance District GO, 4.00%, 3/1/2022	25,000	26,196
Springfield School District No. R-12 Series 2014B, GO, 5.00%, 3/1/2021	70,000	70,837
St. Charles County Public Water Supply District No. 2
Series 2016B, COP, 5.00%, 12/1/2020	60,000	60,000
Series 2016B, COP, 5.00%, 12/1/2021	190,000	198,924
St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,102
St. Louis Regional Convention and Sports Complex Authority, Convention and Sports Facilities Series 2013B, Rev., 5.00%, 8/15/2021	60,000	62,030

Total Missouri		5,362,338

Montana — 0.6%
Gallatin County High School District No. 7 Bozeman GO, 4.00%, 6/1/2022	25,000	26,404
Montana Facility Finance Authority, Billings Clinic Obligated Group Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 0.66%, 12/10/2020 (d)	5,135,000	5,145,681
State of Montana Series 2020C, GO, 5.00%, 8/1/2021	40,000	41,284

Total Montana		5,213,369

Nebraska — 0.4%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	190,000	214,062
City of Fremont, Combined Utility System Rev., 3.00%, 10/15/2021	65,000	66,574
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2021	50,000	51,806
Rev., 5.00%, 9/1/2022	65,000	70,475
City of Lincoln, Water Rev., 3.00%, 8/15/2022	25,000	26,202

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Omaha Series 2014B, GO, 5.00%, 11/15/2022	35,000	38,266
City of Omaha, Convention Center GO, 5.25%, 4/1/2021	25,000	25,420
City of Omaha, Sewer Rev., 5.00%, 11/15/2021 (b)	125,000	130,730
City of Omaha, Various Purpose
Series A, GO, 5.00%, 1/15/2021	25,000	25,144
Series 2017A, GO, 5.00%, 4/15/2021	150,000	152,675
Series A, GO, 4.00%, 11/15/2021	50,000	51,822
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group Series 2020A, Rev., 5.00%, 11/15/2021	50,000	52,106
Douglas County School District No. 17
Series 2015B, GO, 5.00%, 6/15/2021	80,000	82,070
Series 2015B, GO, 5.00%, 6/15/2022	60,000	64,434
Metropolitan Community College Area, Fort Omaha Campus Project COP, 5.00%, 3/1/2022	25,000	26,475
Nebraska Cooperative, Republican Platte Enhancement Project
Series 2020A, Rev., 2.00%, 12/15/2022	445,000	457,865
Series 2020A, Rev., 2.00%, 12/15/2023	905,000	943,761
Nebraska Investment Finance Authority, Single Family Housing
Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.45%, 9/1/2021	155,000	156,085
Series 2018C, Rev., 2.13%, 9/1/2022	55,000	56,390
Nebraska Public Power District
Series 2014C, Rev., 5.00%, 1/1/2021	140,000	140,543
Series 2017B, Rev., 5.00%, 1/1/2021	125,000	125,485
Series A, Rev., 5.00%, 1/1/2021	50,000	50,194
Series 2014C, Rev., 5.00%, 7/1/2021	150,000	154,193
Series A-2, Rev., 5.00%, 1/1/2023	125,000	131,346
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	27,734
Omaha Public Power District Series 2011C, Rev., 5.00%, 2/1/2021 (b)	100,000	100,801

Investments	Principal Amount($)	Value($)
Omaha Public Power District, Electric System
Series 2011C, Rev., 5.00%, 2/1/2021	75,000	75,588
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	25,000	26,382
Series A, Rev., 5.00%, 2/1/2022 (b)	25,000	26,383
State of Nebraska Series 2017C, COP, 4.00%, 11/1/2021	25,000	25,853
University of Nebraska Facilities Corp., UNMC Global Center Project
Rev., 5.00%, 12/15/2020	30,000	30,052
Rev., 5.00%, 12/15/2021	20,000	20,995
University of Nebraska, Lincoln Student Fees and Facilities Rev., 5.00%, 1/1/2022 (b)	30,000	31,557
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	66,141

Total Nebraska		3,725,609

Nevada — 0.5%
City of Henderson Series 2012A, GO, 5.00%, 6/1/2023	25,000	27,285
City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	146,625
City of Las Vegas, Limited Tax
Series 2014A, GO, 5.00%, 5/1/2021	50,000	50,996
Series 2019C, GO, 5.00%, 6/1/2022	50,000	53,594
Clark County Water Reclamation District, Limited Tax GO, 5.00%, 7/1/2023	20,000	22,451
Clark County, Department of Aviation, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	225,000	241,551
Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	20,000	20,531
County of Clark GO, 5.00%, 11/1/2022	200,000	218,126
County of Clark Department of Aviation, Subordinate Lien
Series 2019A, Rev., 5.00%, 7/1/2023	140,000	155,848
Series 2019D, Rev., 5.00%, 7/1/2023	520,000	578,864
Series 2019D, Rev., 5.00%, 7/1/2024	300,000	346,251
County of Clark, Las Vegas Convention and Visitors Authority GO, 4.00%, 7/1/2021	80,000	81,744

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Clark, Las Vegas-McCarran International Airport Passenger Facility Charge Rev., 5.00%, 7/1/2021	400,000	410,848
County of Clark, Limited Tax
Series 2016A, GO, 5.00%, 11/1/2021	50,000	52,171
Series 2016B, GO, 5.00%, 11/1/2021	50,000	52,172
Series 2016B, GO, 5.00%, 11/1/2022	185,000	201,767
Series 2016B, GO, 5.00%, 11/1/2024	45,000	53,127
GO, 5.00%, 12/1/2024	25,000	29,610
County of Washoe, Limited Tax Series 2012A, GO, 3.00%, 3/1/2024	50,000	51,682
Las Vegas Valley Water District
Series 2015A, GO, 5.00%, 6/1/2021	60,000	61,436
Series 2016A, GO, 5.00%, 6/1/2021	200,000	204,788
Series 2018A, GO, 5.00%, 6/1/2021	80,000	81,915
Series 2019A, GO, 5.00%, 6/1/2021	20,000	20,479
Series 2015B, GO, 5.00%, 12/1/2021	20,000	20,960
Series 2012B, GO, 5.00%, 6/1/2022	50,000	53,594
Series 2015A, GO, 5.00%, 6/1/2022	75,000	80,391
Series 2017A, GO, 5.00%, 6/1/2022	45,000	48,235
Series 2016A, GO, 5.00%, 6/1/2023	25,000	27,959
Series 2012B, GO, 5.00%, 6/1/2025	240,000	257,196
Nevada System of Higher Education Series 2013A, Rev., 5.00%, 7/1/2021	85,000	87,260
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2020	65,000	65,000
Rev., 5.00%, 12/1/2021	160,000	167,680
Series 2020A, Rev., 5.00%, 12/1/2022	35,000	38,354
State of Nevada, Capital Improvement and Cultural Affairs
Series 2014A, GO, 5.00%, 4/1/2021	35,000	35,557
Series 2012B, GO, 5.00%, 8/1/2021	30,000	30,959
Series 2013D-1, GO, 5.00%, 3/1/2022	25,000	26,501
Series 2015B, GO, 5.00%, 11/1/2022	65,000	70,970
Series 2015B, GO, 5.00%, 11/1/2024	25,000	29,536
State of Nevada, College Project COP, 5.00%, 6/1/2021	20,000	20,469

Investments	Principal Amount($)	Value($)
State of Nevada, Cultural Affair
Series 2011A, GO, 5.00%, 8/1/2021	30,000	30,959
Series 2014A, GO, 5.00%, 4/1/2022	40,000	42,561
State of Nevada, Limited Tax, Capital Improvement Series 2015D, GO, 5.00%, 4/1/2022	25,000	26,601
State of Nevada, Natural Resources Series 2012C, GO, 5.00%, 8/1/2022	20,000	21,597
Truckee Meadows Water Authority
Rev., 5.00%, 7/1/2021	20,000	20,559
Series 2015A, Rev., 5.00%, 7/1/2021	20,000	20,559
Rev., 5.00%, 7/1/2022	40,000	43,035
Washoe County School District, Limited Tax, School Improvement Series 2011-A, GO, 5.00%, 6/1/2021 (b)	40,000	40,968

Total Nevada		4,471,321

New Hampshire — 0.1%
City of Concord GO, 4.00%, 7/15/2022	40,000	42,457
City of Concord, Capital Improvement GO, 4.00%, 1/15/2023	35,000	35,160
City of Nashua GO, 3.00%, 5/1/2021	50,000	50,583
New Hampshire Health and Education Facilities Authority, University System Rev., 5.00%, 7/1/2021	25,000	25,693
New Hampshire Health and Education Facilities Authority, Wentworth-Douglass Hospital Series 2011A, Rev., 6.50%, 1/1/2021 (b)	200,000	201,016
New Hampshire Municipal Bond Bank
Series 2016D, Rev., 4.00%, 8/15/2021	25,000	25,672
Series 2011D, Rev., 5.00%, 8/15/2021	25,000	25,848
Series 2017B, Rev., 5.00%, 8/15/2021	25,000	25,848
Series 2012C, Rev., 4.00%, 8/15/2022	35,000	37,259
State of New Hampshire
Series 2016B, GO, 5.00%, 6/1/2021	30,000	30,720
Series 2014A, GO, 5.00%, 3/1/2022	25,000	26,497

Total New Hampshire		526,753

New Jersey — 8.5%
Bergen County Improvement Authority (The) Rev., GTD, 5.00%, 8/15/2021	20,000	20,680

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bergen County Improvement Authority (The), Borough of East Rutherford Refunding Project Rev., GTD, 5.00%, 12/15/2020	100,000	100,175
Bergen County Improvement Authority (The), Fort Lee Board of Education Project Rev., GTD, 4.00%, 12/1/2020	25,000	25,000
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2021	20,000	20,078
Borough of Carlstadt GO, BAN, 2.00%, 6/25/2021	8,675,000	8,739,629
Borough of Edgewater GO, 4.00%, 2/15/2022	40,000	41,845
Borough of Florham Park GO, BAN, 1.50%, 11/12/2021	2,621,000	2,647,236
Borough of Lebanon GO, 4.00%, 2/1/2022	30,000	31,220
Borough of Maywood GO, 4.00%, 1/15/2021	20,000	20,089
Borough of Oakland GO, 3.00%, 12/1/2022	25,000	26,410
Borough of Old Tappan GO, BAN, 2.00%, 10/8/2021	1,149,100	1,165,027
Borough of Runnemede Series A, GO, BAN, 1.25%, 6/30/2021	2,363,125	2,371,609
Borough of Saddle River GO, BAN, 1.25%, 4/23/2021	2,494,000	2,500,360
Brick Township Municipal Utilities Authority (The) Series 2016A, Rev., 5.00%, 12/1/2020	75,000	75,000
Bridgewater-Raritan Regional School District
GO, 4.50%, 5/1/2021	50,000	50,876
GO, 4.50%, 5/1/2022	20,000	21,193
Burlington County Bridge Commission
Rev., 5.00%, 10/1/2021	25,000	25,978
Rev., GTD, 5.00%, 10/1/2021	20,000	20,783
Rev., GTD, 5.00%, 10/1/2022	50,000	54,296
Burlington County Bridge Commission, Government Loan Program Series 2013A, Rev., GTD, 5.00%, 12/1/2020	40,000	40,000
Burlington County Bridge Commission, Governmental Leasing Program Series 2020AB, Rev., 3.50%, 4/15/2021	330,000	333,973
Camden County Improvement Authority (The)
Series 2011A, Rev., GTD, 4.00%, 9/1/2021	35,000	35,952
Series 2012A, Rev., GTD, 5.00%, 9/1/2021	50,000	51,733

Investments	Principal Amount($)	Value($)
Series 2015A, Rev., GTD, 5.00%, 9/1/2021	55,000	56,906
Series 2014A, Rev., GTD, 4.00%, 12/15/2021	195,000	202,355
Rev., GTD, 5.00%, 6/1/2023	50,000	53,458
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	29,264
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2022	30,000	32,768
Camden County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 1/15/2022	30,000	31,557
Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 2.25%, 6/1/2021	40,000	40,377
Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	25,000	26,952
City of Brigantine GO, 4.00%, 10/15/2022	25,000	26,660
City of Elizabeth
GO, 3.00%, 4/1/2022	50,000	51,887
GO, AGM, 3.00%, 4/1/2022	25,000	25,943
GO, 4.00%, 8/15/2022	25,000	26,627
City of Jersey Series 2012A-B, GO, AGM, 3.00%, 9/1/2021	25,000	25,485
City of Ocean City GO, 4.00%, 9/15/2023	75,000	82,717
City of Rahway
GO, 4.00%, 4/15/2022	25,000	26,224
GO, 4.00%, 8/1/2023	25,000	27,357
City of Ventnor GO, BAN, 2.00%, 7/15/2021	12,679,000	12,807,311
County of Essex, Vocational School Series 2017B, GO, 5.00%, 9/1/2022	35,000	37,948
County of Gloucester
Series 2017B, GO, 3.00%, 10/15/2021	30,000	30,740
GO, 4.00%, 1/15/2022	100,000	104,293
County of Hudson
GO, BAN, 2.00%, 12/8/2020	400,000	400,116
GO, 5.00%, 12/1/2021	60,000	62,868
GO, 5.00%, 12/1/2022	25,000	27,338
GO, 5.00%, 12/1/2023	25,000	28,468
County of Mercer, Capital Improvement Series 2020A, GO, BAN, 2.00%, 6/10/2021	645,000	651,057
County of Middlesex, Civic Square II Redevelopment Associates LLC
COP, 4.00%, 6/15/2021	60,000	61,201
COP, 4.00%, 6/15/2023	25,000	27,280
County of Middlesex, Civic Square III Redevelopment Associates LLC COP, 4.00%, 6/15/2023	100,000	109,119

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Middlesex, Civic Square IV Redevelopment Associates LLC COP, 5.00%, 10/15/2022	50,000	54,407
County of Middlesex, General Improvement GO, 3.00%, 1/15/2021	50,000	50,170
County of Monmouth GO, 5.00%, 1/15/2021	55,000	55,318
County of Monmouth, General Improvement GO, 4.00%, 1/15/2021	60,000	60,275
County of Monmouth, Various Purpose Series 2015C, GO, 5.00%, 7/15/2022	30,000	32,342
County of Ocean GO, 5.00%, 8/1/2022	25,000	27,006
County of Ocean, General Improvement GO, 5.00%, 11/1/2021	45,000	46,946
County of Passaic
GO, 5.00%, 6/15/2021	20,000	20,501
GO, 5.00%, 4/1/2023	25,000	27,709
Series 2018B, GO, 4.00%, 12/1/2024	165,000	188,176
County of Somerset GO, 3.00%, 8/1/2022	25,000	26,175
East Rutherford Board of Education GO, 1.25%, 7/15/2021	8,000,000	8,033,200
Essex County Improvement Authority
Rev., GTD, 5.00%, 12/15/2020	50,000	50,088
Rev., AMBAC, GTD, 5.25%, 12/15/2020	25,000	25,046
Rev., AMBAC, GTD, 5.25%, 12/15/2021	45,000	47,370
Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2021	20,000	20,411
Franklin Township Board of Education GO, 3.00%, 2/1/2022	40,000	41,311
Freehold Township Board of Education GO, 5.00%, 7/15/2023	25,000	26,890
Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	38,152
Gloucester County Improvement Authority (The), Shady Lane Nursing Home Project Rev., GTD, 4.00%, 12/1/2022	480,000	512,947
Gloucester County Utilities Authority (The) Rev., GTD, 5.00%, 1/1/2021	20,000	20,078
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	39,991
Holmdel Township School District GO, 3.25%, 2/1/2021	25,000	25,126

Investments	Principal Amount($)	Value($)
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	27,667
Lenape Regional High School District GO, 5.00%, 3/15/2023	20,000	22,112
Livingston Township School District GO, 5.00%, 7/15/2021	25,000	25,747
Medford Township Board of Education GO, 5.00%, 3/1/2022	70,000	74,201
Mercer County Improvement Authority (The) Series 2010A, Rev., GTD, 5.00%, 12/1/2020	250,000	250,000
Middlesex County Improvement Authority, Capital Equipment and Improvement
Rev., GTD, 3.00%, 9/1/2021	20,000	20,424
Rev., GTD, 4.00%, 9/15/2021	25,000	25,754
Rev., GTD, 4.00%, 10/15/2021	20,000	20,667
Middlesex County Improvement Authority, Educational Services Commission of New Jersey Project Rev., GTD, 5.00%, 7/15/2022	25,000	26,952
Middlesex County Improvement Authority, Middlesex Regional Educational Services Commission Projects Series 2014A, Rev., GTD, 5.00%, 12/15/2020	120,000	120,210
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2020	80,000	80,000
Series 2013B, Rev., GTD, 5.00%, 12/1/2020	25,000	25,000
Rev., GTD, 5.00%, 1/15/2021	65,000	65,376
Series 2017B, Rev., GTD, 5.00%, 7/15/2022	30,000	32,342
Moorestown Township School District GO, 5.00%, 1/1/2021	85,000	85,330
Mount Olive Township Board of Education GO, 4.00%, 7/15/2021	25,000	25,591
Mountain Lakes School District GO, 5.00%, 1/15/2022	25,000	26,350
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., 5.00%, 9/1/2021	70,000	72,319
Series 2020B, Rev., 5.00%, 9/1/2022	350,000	376,659
Series 2020B, Rev., 5.00%, 9/1/2023	335,000	374,433
New Jersey Building Authority
Series 2009B, Rev., 4.00%, 12/15/2020	100,000	100,119
Series 2013A, Rev., 5.00%, 6/15/2021	125,000	127,871

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Jersey Economic Development Authority, Hackensack Medical Center, Hillcrest Health Services Rev., AMBAC, Zero Coupon, 1/1/2021	235,000	234,868
New Jersey Economic Development Authority, Motor Vehicle Surplus Series 2004A, Rev., NATL-RE, Zero Coupon, 7/1/2021	125,000	124,321
New Jersey Economic Development Authority, School Facilities Construction
Series 2012-II, Rev., 5.00%, 3/1/2021(b)	25,000	25,302
Series 2013NN, Rev., 5.00%, 3/1/2021	145,000	146,536
Series XX, Rev., 5.00%, 6/15/2021	285,000	291,546
Series GG, Rev., 5.00%, 9/1/2022	100,000	101,097
Series 2011EE, Rev., 5.25%, 9/1/2024	300,000	303,477
Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,587,864
Series 2011GG, Rev., 5.25%, 9/1/2027	100,000	101,159
New Jersey Educational Facilities Authority, Princeton University Series 2015D, Rev., 5.00%, 7/1/2021	30,000	30,840
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	700,000	805,448
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group
Series 2017A, Rev., 5.00%, 7/1/2021	100,000	102,629
Series 2017A, Rev., 5.00%, 7/1/2025	50,000	60,022
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2020A-R1, Rev., 3.00%, 9/1/2022	20,000	20,951
Series 2012A-R, Rev., 4.00%, 9/1/2022	60,000	63,985
Series 2014A, Rev., 5.00%, 9/1/2022	25,000	27,097
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	42,977
Series 2012A-R, Rev., 4.00%, 9/1/2023	30,000	33,088
New Jersey Infrastructure Bank, Environmental Infrastructure, Financing Program Series 2007A, Rev., 5.00%, 9/1/2022	35,000	37,935

Investments	Principal Amount($)	Value($)
New Jersey Infrastructure Bank, Environmental Infrastructure, Green Bonds Series 2017A-R2, Rev., 4.00%, 9/1/2022	35,000	37,325
New Jersey Sports and Exposition Authority, Convention Center Rev., NATL-RE, 5.50%, 3/1/2022 (b)	35,000	37,268
New Jersey Transportation Trust Fund Authority, Transportation System
Rev., AMBAC, 4.38%, 12/15/2020	145,000	145,193
Series 2006A, Rev., 5.25%, 12/15/2020	1,920,000	1,923,149
Series 2006A, Rev., AGM, 5.25%, 12/15/2020	625,000	626,081
Series 2005B, Rev., NATL-RE, 5.50%, 12/15/2020	370,000	370,640
Series 2005B, Rev., AGC-ICC, FGIC, 5.50%, 12/15/2020	100,000	100,176
Series 2011B, Rev., 5.00%, 6/15/2021(b)	250,000	256,523
Series 2006A, Rev., 5.25%, 12/15/2021	30,000	31,397
Series 2008A, Rev., Zero Coupon, 12/15/2023	120,000	113,732
New Jersey Turnpike Authority
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	40,000	42,076
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	130,000	139,863
Series 2013A, Rev., 3.00%, 1/1/2024	100,000	103,858
New Jersey Water Supply Authority Rev., 5.00%, 8/1/2022	20,000	21,569
North Brunswick Township Board of Education GO, 5.00%, 1/15/2021	25,000	25,141
Ocean Township Board of Education/Monmouth County GO, 4.00%, 3/1/2021	25,000	25,077
Passaic County Improvement Authority (The), DPW Building Project Rev., 5.00%, 5/1/2021	25,000	25,497
Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 5.00%, 5/1/2021	20,000	20,398
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	84,557
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	56,989
Ramsey School District GO, 3.13%, 1/15/2023	25,000	26,517

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	40,000	44,002
Ridgewood Board of Education Series 2016A, GO, 4.00%, 3/15/2022	30,000	31,475
River Dell Regional School District GO, 4.00%, 3/1/2022	20,000	20,951
Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., GTD, 4.00%, 10/1/2022	25,000	26,749
South Brunswick Township Board of Education
GO, 5.00%, 8/1/2021	75,000	77,408
GO, 3.00%, 12/1/2021	195,000	200,497
GO, 4.00%, 8/1/2022	25,000	26,586
South Orange and Maplewood School District GO, 5.00%, 1/15/2023	25,000	27,412
State of New Jersey Series 2016T, GO, 5.00%, 6/1/2021	100,000	102,242
State of New Jersey, COVID-19 GO, 4.00%, 6/1/2023	1,440,000	1,564,834
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	305,000	312,210
Series A, Rev., 5.00%, 6/1/2022	440,000	470,571
Series A, Rev., 5.00%, 6/1/2023	1,385,000	1,542,059
Series A, Rev., 5.00%, 6/1/2024	125,000	144,572
Toms River Board of Education, Regional School District GO, 2.00%, 7/15/2021	195,000	197,038
Town of Boonton GO, BAN, 2.00%, 6/25/2021	2,809,265	2,835,475
Town of Guttenberg GO, 2.00%, 10/21/2021	7,450,000	7,554,971
Town of Phillipsburg GO, BAN, 2.00%, 6/1/2021	2,455,000	2,470,295
Township of Brick
GO, 4.00%, 11/1/2021	35,000	36,226
GO, 4.00%, 11/1/2022	25,000	26,829
Township of Bridgewater
GO, 5.00%, 8/1/2021	45,000	46,444
GO, 3.00%, 9/1/2021	25,000	25,530
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	26,992
Township of East Brunswick
GO, BAN, 2.00%, 2/26/2021	125,000	125,411
GO, 2.00%, 3/15/2021	100,000	100,454
GO, 3.00%, 3/15/2023	25,000	26,456
Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	40,000	42,290

Investments	Principal Amount($)	Value($)
Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	27,210
Township of Franklin NJ/Somerset County GO, 4.00%, 1/15/2022	25,000	26,073
Township of Harding GO, BAN, 1.25%, 8/20/2021	1,677,850	1,687,598
Township of Lebanon GO, BAN, 1.25%, 7/23/2021	1,035,138	1,041,328
Township of Little Falls GO, BAN, 2.00%, 12/11/2020	533,638	533,825
Township of Livingston GO, 3.00%, 7/15/2022	30,000	31,307
Township of Mahwah, General Improvement GO, 4.00%, 12/1/2020	80,000	80,000
Township of Montclair Series 2016B, GO, 4.00%, 10/1/2022	30,000	32,099
Township of Moorestown, General Improvement and Water-Sewer Utility
GO, 5.00%, 9/1/2021	45,000	46,626
GO, 5.00%, 2/1/2023	25,000	27,547
Township of Mount Laurel Series 2011A, GO, 4.00%, 4/15/2021	40,000	40,567
Township of Mount Olive, General Improvement and Water-Sewer Utility GO, 4.00%, 8/15/2022	35,000	37,216
Township of North Brunswick, General Improvement GO, 2.75%, 7/15/2021	65,000	66,001
Township of Pequannock, Recreation Utility GO, BAN, 2.00%, 7/15/2021	250,000	252,608
Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	25,000	26,276
Township of Readington, General Improvement
GO, 5.00%, 1/15/2021(b)	25,000	25,146
GO, 5.00%, 1/15/2025	25,000	29,612
Township of Toms River GO, 5.00%, 3/1/2022	20,000	21,206
Township of Toms River, General Improvement, Golf Utility Improvement GO, 3.00%, 12/15/2023	30,000	32,442
Township of Washington, Gloucester County Series 2020A, GO, BAN, 1.75%, 6/22/2021	571,940	576,207
Union County Improvement Authority
Rev., AGM, 4.00%, 11/1/2021	20,000	20,701
Rev., 3.00%, 12/1/2022	50,000	52,820
West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	43,690
West Windsor-Plainsboro Regional School District GO, 4.00%, 9/15/2021	20,000	20,603

Total New Jersey		76,247,032

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Mexico — 0.3%
Albuquerque Bernalillo County Water Utility Authority
Rev., 5.00%, 7/1/2021	65,000	66,817
Rev., 5.00%, 7/1/2022	25,000	26,901
Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2021	60,000	62,039
City of Albuquerque Series 2019A, GO, 5.00%, 7/1/2022	30,000	32,271
City of Santa Fe GO, 4.00%, 8/1/2022	25,000	26,590
County of Dona Ana, Gross Receipt Tax Rev., 2.00%, 5/1/2021	315,000	317,265
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2015C, Rev., 3.00%, 6/1/2021	50,000	50,693
Series 2013A, Rev., 4.00%, 6/1/2021	20,000	20,376
Series 2016C, Rev., 5.00%, 6/1/2021	45,000	46,070
Series 2019B, Rev., 5.00%, 6/1/2021	40,000	40,952
Series 2016D, Rev., 5.00%, 6/1/2022	30,000	32,142
Series 2017E, Rev., 5.00%, 6/1/2022	195,000	208,925
Series 2020A, Rev., 5.00%, 6/1/2022	65,000	69,642
Rev., 4.00%, 6/15/2022	45,000	47,607
Rev., 5.00%, 6/15/2022	45,000	48,297
Series 2017A, Rev., 5.00%, 6/1/2023	55,000	61,526
New Mexico Finance Authority, State Transportation, Senior Lien, Tax-Exempt Series 2010-B, Rev., 5.00%, 6/15/2021	225,000	230,771
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2010A-2, Rev., 5.00%, 12/15/2020	25,000	25,043
Series A-2, Rev., 5.00%, 12/15/2020	25,000	25,044
Series B-2, Rev., 5.00%, 6/15/2022	25,000	26,820
Series 2018A, Rev., 5.00%, 6/15/2023	240,000	268,586
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017B, Rev., 5.00%, 6/15/2021	20,000	20,511
Rev., 5.00%, 6/15/2022	30,000	32,188

Investments	Principal Amount($)	Value($)
Series 2017D, Rev., 5.00%, 6/15/2022	25,000	26,823
Series 2017D, Rev., 5.00%, 6/15/2023	80,000	89,594
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	44,797
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	55,684
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	33,938
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services
Rev., 5.00%, 8/1/2022	470,000	504,427
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	100,000	107,987
State of New Mexico Severance Tax Permanent Fund
Series A-1, Rev., 3.00%, 7/1/2021	100,000	100,226
Series 2016A, Rev., 5.00%, 7/1/2021	100,000	102,789
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2021	30,000	30,356

Total New Mexico		2,883,697

New York — 15.3%
34th Street Partnership, Inc. 5.00%, 1/1/2021	130,000	130,507
Albany Municipal Water Finance Authority Series 2011A, Rev., 5.00%, 12/1/2020	45,000	45,000
Ballston Spa Central School District Series 2020B, GO, BAN, 1.50%, 9/17/2021	1,888,000	1,903,406
Battery Park City Authority Series 2013A, Rev., 5.00%, 11/1/2021	25,000	26,104
Battery Park City Authority, Junior Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	2,485,000	2,485,000
Bethlehem Central School District
GO, 5.00%, 6/15/2021	60,000	61,559
GO, 5.00%, 7/15/2021	105,000	108,152
Brighton Central School District GO, 4.00%, 6/1/2022	40,000	42,296
Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	347,426
Brookhaven-Comsewogue Union Free School District
GO, 4.00%, 7/15/2021	110,000	112,621
GO, 4.00%, 7/15/2022	25,000	26,552
Buffalo Municipal Water Finance Authority Series 2015-A, Rev., 5.00%, 7/1/2021	125,000	128,360
Chappaqua Central School District GO, 3.00%, 6/15/2021	50,000	50,763

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2021	260,000	265,923
City of New York
Series I, GO, 5.00%, 8/1/2021	50,000	51,564
Series 2013J, GO, 5.00%, 8/1/2022	180,000	193,748
Series B, GO, 5.00%, 8/1/2022	40,000	43,055
Series C, GO, 5.00%, 8/1/2022	100,000	107,638
Series 1, GO, 5.00%, 8/1/2023	240,000	269,453
Series 1994A, GO, 5.00%, 8/1/2023	125,000	128,893
Series C, GO, 5.00%, 8/1/2023	25,000	26,946
Series 2013J, GO, 5.00%, 8/1/2024	295,000	330,698
City of New York, Fiscal Year 2006 Series H, Subseries H-A-R, GO, 4.00%, 1/1/2021(b)	40,000	40,124
City of New York, Fiscal Year 2012
Subseries D-1, GO, 4.00%, 10/1/2021	25,000	25,762
Series 2012F, GO, 5.00%, 8/1/2023	50,000	52,727
Series 2012-I, GO, 5.00%, 8/1/2023	100,000	107,783
City of New York, Fiscal Year 2013
Series 2013E, GO, 4.00%, 8/1/2021	115,000	117,835
Series 2013J, GO, 5.00%, 8/1/2021	225,000	232,038
Series 2013D, GO, 5.00%, 8/1/2022	25,000	26,909
Series 2013E, GO, 4.50%, 8/1/2023	35,000	38,227
Series H, GO, 5.00%, 8/1/2023	75,000	84,204
City of New York, Fiscal Year 2014
Series 2013G, GO, 5.00%, 8/1/2021	25,000	25,782
Series 2014J, GO, 5.00%, 8/1/2021	50,000	51,564
Series 2014J, GO, 5.00%, 8/1/2022	50,000	53,819
Series 2014E, GO, 5.25%, 8/1/2022	335,000	361,974
Series I, Subseries 1-I, GO, 5.00%, 3/1/2023	25,000	27,596
Series 2013G, GO, 5.00%, 8/1/2023	30,000	33,682
Series 2014E, GO, 5.00%, 8/1/2023	40,000	44,909
Series 2014J, GO, 5.00%, 8/1/2023	140,000	157,181
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	86,129
City of New York, Fiscal Year 2015

Investments	Principal Amount($)	Value($)
Series 2015A, GO, 5.00%, 8/1/2021	25,000	25,782
Series 2015B, GO, 5.00%, 8/1/2021	45,000	46,408
Series 2015-1, GO, 5.00%, 8/1/2022	50,000	53,819
Series 2015A, GO, 5.00%, 8/1/2024	190,000	221,768
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2024	65,000	75,868
Series E, GO, 5.00%, 8/1/2024	90,000	105,048
City of New York, Fiscal Year 2017
Series 2017C, GO, 3.00%, 8/1/2021	100,000	101,803
Subseries A-1, GO, 4.00%, 8/1/2021	35,000	35,863
Series C, GO, 5.00%, 8/1/2021	35,000	36,095
Subseries A-1, GO, 5.00%, 8/1/2021	75,000	77,346
Series C, GO, 5.00%, 8/1/2022	150,000	161,457
City of New York, Fiscal Year 2018
Series 2018C, GO, 5.00%, 8/1/2021	45,000	46,408
Series 2018-1, GO, 4.00%, 8/1/2022	60,000	63,589
Series 2018-1, GO, 5.00%, 8/1/2022	20,000	21,527
Series 2018A, GO, 5.00%, 8/1/2022	40,000	43,055
Series 2018C, GO, 5.00%, 8/1/2023	35,000	39,295
Series 2018D, GO, 5.00%, 8/1/2023	800,000	898,176
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	34,553
City of New York, Fiscal Year 2019
Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.10%, 12/1/2020 (c)	5,000,000	5,000,000
Series 2019A, GO, 5.00%, 8/1/2021	240,000	247,507
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	25,000	28,068
City of Troy GO, BAN, 1.75%, 2/5/2021	225,000	225,614
City of White Plains, Public Improvement
Series 2017C, GO, 3.00%, 3/1/2021	30,000	30,211
Series 2017A, GO, 3.00%, 5/15/2021	40,000	40,516
Clarence Central School District
GO, 5.00%, 6/15/2021	75,000	76,948
GO, 5.00%, 6/15/2022	25,000	26,856

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Clifton-Fine Central School District GO, BAN, 2.00%, 6/30/2021	3,980,000	4,014,109
Connetquot Central School District of Islip
GO, 5.00%, 6/1/2021	25,000	25,602
GO, 4.25%, 1/15/2022	45,000	47,063
GO, 5.00%, 7/15/2022	40,000	43,130
County of Albany, Various Purpose Series 2019A, GO, 5.00%, 9/15/2022	20,000	21,726
County of Broome Series 2020A, GO, BAN, 2.00%, 4/30/2021	425,000	427,881
County of Dutchess, Public Improvement
Series 2018A, GO, 3.00%, 3/1/2022	25,000	25,849
GO, 5.00%, 5/1/2022	40,000	42,662
County of Dutchess, Public Improvement Bonds GO, 5.00%, 5/1/2021	25,000	25,489
County of Monroe GO, 4.00%, 6/1/2021	130,000	132,369
County of Orange, Various Purpose Series 2015A, GO, AGM, 5.00%, 3/1/2021	25,000	25,300
County of Putnam, Public Improvement GO, 5.00%, 1/15/2021	30,000	30,174
County of Rockland GO, TAN, 2.00%, 4/1/2021	145,000	145,835
County of Schenectady, Various Purpose Series 2017B, GO, 2.00%, 12/15/2020	365,000	365,201
County of Suffolk
Series 2020B, GO, AGM, 5.00%, 5/15/2021	5,150,000	5,256,348
Series 2020B, GO, AGM, 5.00%, 5/15/2022	3,000,000	3,195,630
County of Sullivan GO, 3.00%, 5/15/2021	45,000	45,580
County of Sullivan, Public Improvement
GO, 3.00%, 5/15/2022	60,000	62,471
GO, 5.00%, 7/15/2022	25,000	26,935
County of Ulster, Public Improvement GO, 5.00%, 11/15/2021	25,000	26,125
County of Warren, Public Improvement GO, AGM, 5.00%, 7/15/2021	30,000	30,901
County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	26,622
County of Westchester
Series 2016A, GO, 5.00%, 1/1/2021	130,000	130,507
Series 2011B, GO, 4.00%, 7/1/2021	100,000	102,186
Series 2018A, GO, 5.00%, 12/1/2021	50,000	52,415
Series 2016A, GO, 5.00%, 1/1/2022	35,000	36,832

Investments	Principal Amount($)	Value($)
Croton-Harmon Union Free School District
GO, 5.00%, 6/1/2021	105,000	107,530
GO, BAN, 1.25%, 8/20/2021	755,000	759,387
East Islip Union Free School District GO, 5.00%, 6/15/2021	30,000	30,779
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured
Series 2011C, Rev., 5.00%, 12/1/2020 (b)	80,000	80,000
Series 2013A, Rev., 5.00%, 3/15/2021	20,000	20,277
Series 2016A, Rev., 5.00%, 5/15/2021	75,000	76,645
Series 2013C, Rev., 5.00%, 8/15/2021	20,000	20,680
Series 2017D, Rev., 5.00%, 9/1/2021	20,000	20,723
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	70,000	73,367
Series 2013A, Rev., 5.00%, 3/15/2022	20,000	21,243
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2016A, Rev., 5.00%, 5/1/2021	40,000	40,775
Series 2012A, Rev., 5.00%, 5/1/2022	25,000	26,650
Series 2015A, Rev., 5.00%, 5/1/2022	30,000	31,979
Erie County Water Authority Rev., 5.00%, 12/1/2022	55,000	60,306
Fairport Central School District GO, 4.00%, 6/15/2021	175,000	178,608
Fayetteville-Manlius Central School District Series 2020A, GO, BAN, 1.25%, 7/29/2021	500,000	503,235
Grand Island Central School District
GO, 5.00%, 12/1/2020	30,000	30,000
GO, 5.00%, 12/1/2021	75,000	78,623
Great Neck Union Free School District GO, 5.00%, 6/15/2021	25,000	25,650
Half Hollow Hills Central School District
GO, XLCA, 5.00%, 6/15/2021	100,000	102,598
Series 2013B, GO, 4.00%, 8/15/2022	20,000	21,305
Herricks Union Free School District Series 2014A, GO, 2.00%, 5/1/2021	20,000	20,153
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	26,501
Lafayette Central School District GO, RAN, 1.25%, 6/18/2021	4,500,000	4,524,075

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lakeland Central School District
GO, BAN, 1.25%, 8/20/2021	2,321,785	2,335,275
GO, 5.00%, 10/15/2021	35,000	36,471
Lansing Central School District GO, BAN, 1.25%, 7/23/2021	4,817,400	4,839,367
Long Island Power Authority, Electric System
Series A, Rev., AGM, Zero Coupon, 6/1/2021	175,000	174,583
Rev., AGM, Zero Coupon, 6/1/2022	120,000	118,955
Series 2016B, Rev., 5.00%, 9/1/2023	200,000	226,002
Maine-Endwell Central School District GO, BAN, 2.00%, 10/1/2021	1,487,680	1,506,336
Merrick Union Free School District GO, 4.50%, 12/15/2020	75,000	75,118
Metropolitan Transportation Authority
Series 2018B, Subseries 2018B-2A, Rev., BAN, 5.00%, 5/15/2021	2,405,000	2,431,960
Series 2018B, Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	2,910,000	2,942,621
Series 2018B, Subseries 2018B-2D, Rev., BAN, 5.00%, 5/15/2021	525,000	530,885
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries 2008B-4, Rev., 5.00%, 11/15/2021	20,000	20,778
Subseries B-4, Rev., 5.00%, 11/15/2021 (b)	20,000	20,919
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	600,000	622,650
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	111,790
Series 2012A, Rev., 5.00%, 11/15/2024	510,000	549,943
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	139,696
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2021	75,000	75,974
Middletown City School District GO, 4.00%, 6/15/2022	25,000	26,452
Minisink Valley Central School District
GO, 5.00%, 12/1/2020	20,000	20,000
GO, 4.00%, 4/15/2021	20,000	20,284
GO, 4.00%, 6/15/2021	50,000	51,031
GO, 5.00%, 12/1/2021	20,000	20,966
GO, 4.00%, 4/15/2022	55,000	57,896
GO, 4.00%, 6/15/2022	20,000	21,178
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2021	400,000	407,480
Series 2012A, Rev., 5.00%, 5/1/2021	25,000	25,468

Investments	Principal Amount($)	Value($)
Monroe County Industrial Development Corp., University of Rochester Project
Rev., FHA, 5.00%, 2/15/2021	140,000	141,364
Series 2013B, Rev., 5.00%, 7/1/2021	100,000	102,760
Montauk Union Free School District GO, TAN, 1.50%, 6/24/2021	2,300,000	2,313,846
Morrisville-Eaton Central School District GO, BAN, 1.75%, 5/28/2021	1,750,000	1,762,635
Mount Sinai Union Free School District GO, 5.00%, 1/15/2022	20,000	21,085
Nassau County Interim Finance Authority, Sales Tax
Series 2015A, Rev., 5.00%, 11/15/2021	200,000	209,134
Series 2012A, Rev., 4.00%, 11/15/2022	35,000	37,584
New Hyde Park-Garden City Park Union Free School District GO, 5.00%, 11/15/2021	45,000	47,077
New Rochelle City School District
GO, 5.00%, 9/1/2021	45,000	46,629
GO, 5.00%, 9/1/2022	25,000	27,110
New York City Health and Hospitals Corp., Health System
Series 2013A, Rev., 4.00%, 2/15/2021	200,000	201,452
Series 2013A, Rev., 5.00%, 2/15/2021	60,000	60,557
New York City Housing Development Corp., New York City Housing Authority Program Series 2013B-1, Rev., 5.00%, 7/1/2021	340,000	349,041
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012
Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.08%, 12/1/2020 (c)	655,000	655,000
Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 12/1/2020 (c)	3,500,000	3,500,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2009 Subseries BB-1, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.11%, 12/1/2020 (c)	4,485,000	4,485,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013
Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.13%, 12/10/2020 (c)	8,815,000	8,815,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.16%, 12/10/2020 (c)	7,000,000	7,000,000
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series 2015S-1, Rev., 5.00%, 7/15/2021 (b)	30,000	30,885
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Series 2003B, Rev., 5.00%, 2/1/2021	175,000	176,372
Subseries 13, Rev., 5.00%, 11/1/2021	20,000	20,874
Subseries A-1, Rev., 5.00%, 11/1/2021	100,000	104,371
Subseries A-1, Rev., 5.00%, 11/1/2022	150,000	156,471
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011
Series 2011D-1, Rev., 5.00%, 2/1/2021	25,000	25,196
Series 2011E, Rev., 5.00%, 11/1/2021	125,000	127,475
Series 2011E, Rev., 5.00%, 11/1/2022	100,000	101,955
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series 2012A, Rev., 5.00%, 11/1/2021	20,000	20,874
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 12/10/2020 (c)	1,955,000	1,955,000
Series 2013D, Rev., 5.00%, 11/1/2022	60,000	65,414
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	75,000	81,767
Series 2014C, Rev., 5.00%, 11/1/2023	40,000	45,372

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.11%, 12/1/2020 (c)	725,000	725,000
Series 2015A-1, Rev., 5.00%, 8/1/2021 (b)	25,000	25,806
Series 2015C, Rev., 5.00%, 11/1/2021	60,000	62,623
Series 2015E-1, Rev., 5.00%, 2/1/2022	25,000	26,391
Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	21,569
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	27,413
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Subseries F-1, Rev., 5.00%, 5/1/2023	20,000	22,233
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018A-1, Rev., 5.00%, 8/1/2022	115,000	124,024
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-1, Rev., 5.00%, 8/1/2022	40,000	43,139
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series C, Subseries C-1, Rev., 5.00%, 5/1/2022	30,000	32,010
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2021	670,000	699,286
Series 2021A, Rev., 3.00%, 11/1/2022	80,000	84,166
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt
Series 2012F-1, Rev., 5.00%, 5/1/2021	90,000	91,782
Subseries F-1, Rev., 5.00%, 2/1/2022	115,000	121,400
Subseries F-1, Rev., 5.00%, 5/1/2022	25,000	26,675
Series 2013B, Rev., 5.00%, 11/1/2022	25,000	27,256
Subseries F-1, Rev., 5.00%, 2/1/2023	150,000	165,043

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012 Series 2012E-1, Rev., 5.00%, 2/1/2022	25,000	26,391
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series B, Rev., 5.00%, 11/1/2021	170,000	177,430
Series 2013G, Rev., 4.00%, 11/1/2022	25,000	26,779
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016
Series 2016C, Rev., 5.00%, 11/1/2021	85,000	88,715
Series 2016C, Rev., 5.00%, 11/1/2022	20,000	21,805
Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	29,717
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-1, Rev., 5.00%, 5/1/2021	225,000	229,455
Series 2020B-1, Rev., 5.00%, 11/1/2021	45,000	46,967
New York City Trust for Cultural Resources, The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023	75,000	80,383
New York City Water and Sewer System
Series 2011EE, Rev., 5.38%, 12/15/2020	100,000	100,189
Series 2011EE, Rev., 5.50%, 12/15/2020 (b)	650,000	651,274
Series 2012AA, Rev., 5.00%, 6/15/2021 (b)	30,000	30,778
Series 2012EE, Rev., 5.00%, 6/15/2022	20,000	21,465
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011GG, Rev., 5.00%, 6/15/2021 (b)	65,000	66,685
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2023	50,000	52,974
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2016 Subseries 2016CC-1, Rev., 4.00%, 6/15/2021 (b)	20,000	20,411
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018FF, Rev., 5.00%, 6/15/2021 (b)	25,000	25,648

Investments	Principal Amount($)	Value($)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019DD-2, Rev., 5.00%, 6/15/2024	35,000	38,396
New York Local Government Assistance Corp., Subordinate Lien Series 2011A, Rev., 4.00%, 4/1/2021	50,000	50,631
New York Municipal Bond Bank Agency, Prior Year Claims Series 2012A, Rev., 5.00%, 12/1/2021	20,000	20,966
New York State Dormitory Authority, Columbia University
Series 2011A, Rev., 5.00%, 10/1/2021	20,000	20,803
Series 2012A, Rev., 5.00%, 10/1/2021	60,000	62,409
Series 2011A, Rev., 5.00%, 10/1/2022	50,000	50,798
New York State Dormitory Authority, Cornell University Series 1990B, Rev., 5.00%, 7/1/2023	55,000	55,214
New York State Dormitory Authority, Court Facilities Lease Rev., 5.00%, 8/1/2022	75,000	80,885
New York State Dormitory Authority, Department of Health
Series 2016A, Rev., 5.00%, 7/1/2022	35,000	37,690
Series 2016A, Rev., 5.00%, 7/1/2023	25,000	28,064
New York State Dormitory Authority, Fifth General Resolution Series 2005A, Rev., NATL-RE, 5.50%, 7/1/2021	115,000	118,562
New York State Dormitory Authority, Harborfields Public Library Rev., 4.00%, 7/1/2022	40,000	42,430
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2021	150,000	153,989
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	500,000	542,005
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2011A, Rev., 5.00%, 5/1/2021 (b)	25,000	25,501
Series 2019A, Rev., 5.00%, 5/1/2021	300,000	305,244
Series 2011A, Rev., 5.25%, 5/1/2021 (b)	155,000	158,269
Series 2019B-1, Rev., 5.00%, 5/1/2022 (c)	6,525,000	6,791,155

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015A, Rev., 5.00%, 5/1/2023	225,000	249,032
New York State Dormitory Authority, NYSARC Inc. Series 2012A, Rev., 2.25%, 7/1/2021	225,000	227,714
New York State Dormitory Authority, Personal Income Tax
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2022	35,000	37,363
Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	116,539
New York State Dormitory Authority, School Districts Financing Program
Series 2017F, Rev., 5.00%, 10/1/2021	750,000	780,052
Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,644,033
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 3.00%, 12/15/2020	25,000	25,025
Series 2012A, Rev., 5.00%, 12/15/2020	265,000	265,461
Series 2019D, Rev., 3.00%, 2/15/2021	155,000	155,882
Series 2016D, Rev., 4.00%, 2/15/2021	25,000	25,193
Series 2014A, Rev., 5.00%, 2/15/2021	70,000	70,682
Series 2015B, Rev., 5.00%, 2/15/2021	35,000	35,342
Series 2016D, Rev., 5.00%, 2/15/2021	50,000	50,487
Series 2017A, Rev., 5.00%, 2/15/2021	105,000	106,023
Series 2012B, Rev., 5.00%, 3/15/2021	20,000	20,275
Series 2015A, Rev., 5.00%, 3/15/2021	50,000	50,687
Series 2018A, Rev., 5.00%, 3/15/2021	200,000	202,750
Series 2020B, Rev., RAN, 5.00%, 3/31/2021	575,000	584,229
Series 2012A, Rev., 5.00%, 12/15/2021	505,000	530,023
Series 2014E, Rev., 4.00%, 2/15/2022	20,000	20,903
Series 2014A, Rev., 5.00%, 2/15/2022	185,000	195,569
Series 2014E, Rev., 5.00%, 2/15/2022	25,000	26,428
Series 2017A, Rev., 5.00%, 2/15/2022	150,000	158,569
Series 2011C, Rev., 5.00%, 3/15/2022	50,000	50,680
Series 2012B, Rev., 5.00%, 3/15/2022	95,000	100,802

Investments	Principal Amount($)	Value($)
Series 2014C, Rev., 5.00%, 3/15/2022	180,000	190,994
Series 2015E, Rev., 5.00%, 3/15/2022	75,000	79,581
Series 2012A, Rev., 4.00%, 12/15/2022	30,000	32,341
Series 2012A, Rev., 5.00%, 12/15/2022	275,000	302,046
Series 2013A, Rev., 5.00%, 2/15/2023	50,000	55,116
Series 2015B, Rev., 5.00%, 2/15/2023	25,000	27,558
Series 2016D, Rev., 5.00%, 2/15/2023	105,000	115,744
Series 2017B, Rev., 5.00%, 2/15/2023	330,000	363,766
Series 2011C, Rev., 5.00%, 3/15/2023	270,000	273,680
Series 2015A, Rev., 5.00%, 3/15/2023	50,000	55,306
Series 2015E, Rev., 5.00%, 3/15/2023	190,000	210,163
Series 2012A, Rev., 5.00%, 12/15/2023	100,000	109,661
Series 2012E, Rev., 5.00%, 2/15/2024	400,000	422,544
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	45,883
Series 2011C, Rev., 5.00%, 3/15/2024	835,000	846,306
Series 2018A, Rev., 5.00%, 3/15/2024	525,000	604,207
New York State Dormitory Authority, State Sales Tax
Series 2013A, Rev., 5.00%, 3/15/2021	20,000	20,275
Series A, Rev., 5.00%, 3/15/2021	80,000	81,100
Series 2013A, Rev., 5.00%, 3/15/2022	35,000	37,138
Series 2014A, Rev., 5.00%, 3/15/2022	150,000	159,162
Series 2015A, Rev., 5.00%, 3/15/2022	25,000	26,527
Series 2013A, Rev., 5.00%, 3/15/2023	25,000	27,660
Series 2015A, Rev., 5.00%, 3/15/2023	25,000	27,659
Series 2015B, Rev., 5.00%, 3/15/2023	25,000	27,659
Series 2017A, Rev., 5.00%, 3/15/2023	25,000	27,659
Series 2013A, Rev., 5.00%, 3/15/2024	340,000	377,230
Series 2016A, Rev., 5.00%, 3/15/2024	50,000	57,561
New York State Dormitory Authority, State University Dormitory Facilities
Series 2011A, Rev., 5.00%, 7/1/2021 (b)	45,000	46,271
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	35,000	37,667

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York State Dormitory Authority, State University Educational Facilities
Series 1994A, Rev., NATL-RE, Zero Coupon, 5/15/2022	30,000	29,803
Series 2012A, Rev., 4.00%, 5/15/2022	100,000	105,525
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities Series 2012A, Rev., 5.00%, 5/15/2023	675,000	719,584
New York State Environmental Facilities Corp., Master Financing Program
Series 2011C, Rev., 5.00%, 5/15/2021	25,000	25,544
Series 2016B, Rev., 4.00%, 8/15/2021	25,000	25,669
Series 2015B, Rev., 5.00%, 3/15/2022	20,000	21,232
New York State Environmental Facilities Corp., Master Financing Program, Green Bonds Series 2016B, Rev., 5.00%, 2/15/2022	25,000	26,441
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2012A, Rev., 3.00%, 6/15/2021	25,000	25,376
Series 2014A, Rev., 5.00%, 6/15/2021	30,000	30,773
Series 2015A, Rev., 5.00%, 6/15/2021	40,000	41,030
Series 2017E, Rev., 5.00%, 6/15/2021	25,000	25,644
Series 2017E, Rev., 4.00%, 6/15/2022	30,000	31,743
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	22,415
New York State Environmental Facilities Corp., State Personal Income Tax Series 2007A, Rev., 5.25%, 12/15/2020	25,000	25,046
New York State Thruway Authority Series I, Rev., 5.00%, 1/1/2022 (b)	60,000	63,127
New York State Thruway Authority, Highway and Bridge Trust Fund
Series 2011A-1, Rev., 5.00%, 4/1/2021	50,000	50,796
Series 2012A, Rev., 5.00%, 4/1/2021	25,000	25,398
Series 2012A, Rev., 4.00%, 4/1/2022	25,000	26,258
Series 2012A, Rev., 5.00%, 4/1/2022	135,000	143,643

Investments	Principal Amount($)	Value($)
New York State Thruway Authority, State Personal Income Tax
Series 2011A, Rev., 4.00%, 3/15/2021	100,000	101,089
Series 2012A, Rev., 5.00%, 3/15/2022	130,000	137,940
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2012A, Rev., 5.00%, 3/15/2021	25,000	25,344
Series 2013A, Rev., 5.00%, 3/15/2021	35,000	35,481
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013D, Rev., 5.00%, 3/15/2021	55,000	55,756
Series 2016A, Rev., 5.00%, 3/15/2021	90,000	91,238
Series 2019A, Rev., 5.00%, 3/15/2021	105,000	106,444
Series 2013D, Rev., 5.00%, 3/15/2022	150,000	159,162
Series 2013E-A, Rev., 5.00%, 3/15/2022	80,000	84,886
Series A, Rev., 5.00%, 3/15/2022	120,000	127,330
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2022	40,000	42,700
Series 2013C, Rev., 5.00%, 3/15/2023	25,000	27,671
Series 2013D, Rev., 5.00%, 3/15/2023	25,000	27,671
Series 2016A, Rev., 5.00%, 3/15/2023	110,000	121,754
Series 2020C, Rev., 5.00%, 3/15/2023	25,000	27,671
Series A-1, Rev., 5.00%, 3/15/2023	30,000	33,206
Series 2011A, Rev., 4.00%, 3/15/2024	275,000	277,813
Series 2014A, Rev., 5.00%, 3/15/2024	25,000	28,798
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2021	85,000	86,290
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2022	35,000	37,138
Niskayuna Central School District
GO, 4.00%, 4/15/2021	190,000	192,700
GO, 4.00%, 6/15/2021	40,000	40,825
GO, 4.00%, 4/15/2022	55,000	57,895
North Salem Central School District
GO, BAN, 1.50%, 6/25/2021	2,250,000	2,259,518

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Northport-East Northport Union Free School District Series 2013A, GO, 4.00%, 4/1/2021	45,000	45,566
Ossining Union Free School District GO, 3.00%, 8/15/2021	50,000	51,001
Owego Apalachin Central School District GO, RAN, 1.00%, 6/25/2021	500,000	500,210
Peekskill City School District GO, BAN, 2.00%, 6/29/2021	500,000	504,525
Pelham Union Free School District GO, 5.00%, 8/15/2021	40,000	41,353
Pittsford Central School District
Series 2012B, GO, 4.00%, 12/15/2021	25,000	25,996
GO, 4.00%, 10/1/2022	25,000	26,754
Port Authority of New York and New Jersey, Consolidated Series 179, Rev., 5.00%, 12/1/2020	100,000	100,000
Port Washington Union Free School District GO, BAN, 1.50%, 8/5/2021	965,000	972,633
Ramapo Central School District Rockland and Orange Counties
GO, 5.00%, 10/15/2021	25,000	26,053
GO, 5.00%, 10/15/2022	40,000	43,612
Roslyn Union Free School District GO, BAN, 2.00%, 9/3/2021	1,174,407	1,188,829
Sachem Central School District
GO, 5.00%, 8/15/2021	20,000	20,681
GO, 5.00%, 10/15/2021	65,000	67,738
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2021	100,000	103,344
Series 2015A, Rev., 5.00%, 10/15/2021	240,000	250,109
Series 2015A, Rev., 4.00%, 10/15/2022	80,000	85,747
Series 2015A, Rev., 5.00%, 10/15/2022	20,000	21,810
Sayville Union Free School District
GO, 3.00%, 6/15/2021	25,000	25,382
GO, 4.00%, 6/15/2021	35,000	35,721
Shenendehowa Central School District
Series 2011B, GO, 4.00%, 1/15/2021	60,000	60,276
GO, 3.00%, 6/15/2021	25,000	25,382
Smithtown Central School District
GO, 5.00%, 8/1/2021	20,000	20,644
GO, 5.00%, 10/15/2021	20,000	20,842
GO, 5.00%, 10/15/2022	25,000	27,258
Somers Central School District GO, 5.00%, 9/15/2021	20,000	20,762
South Country Central School District at Brookhaven
GO, 4.00%, 7/15/2021	50,000	51,192
GO, 5.00%, 10/15/2021	45,000	46,895

Investments	Principal Amount($)	Value($)
South Orangetown Central School District GO, 5.00%, 12/1/2021	50,000	52,416
Suffolk County Water Authority, Water System Rev., 4.00%, 12/1/2021 (b)	45,000	46,717
Three Village Central School District Brookhaven & Smithtown GO, 5.00%, 5/15/2022	40,000	42,808
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2021	200,000	205,138
Town of Brookhaven, Public Improvement Series 2013B, GO, 2.00%, 1/15/2021 (b)	100,000	100,221
Town of Clarkstown, Public Improvement GO, 2.00%, 11/30/2020	50,000	50,012
Town of Cornwall GO, BAN, 1.25%, 7/23/2021	2,100,000	2,108,484
Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,103
Town of Greenburgh, Public Improvement
Series 2013A, GO, 5.00%, 4/15/2021	20,000	20,358
GO, 4.00%, 6/1/2021	65,000	66,243
GO, 5.00%, 4/15/2022	25,000	26,658
Town of Henrietta, Public Improvement GO, 3.13%, 12/15/2021	45,000	46,333
Town of Huntington, Public Improvement GO, 3.00%, 9/1/2021	50,000	51,063
Town of Islip, Public Improvement Series 2016B, GO, 4.00%, 10/15/2021	30,000	31,003
Town of North Hempstead Series 2015C, GO, 5.00%, 1/15/2021	25,000	25,145
Town of Oyster Bay, Public Improvement
GO, 2.00%, 11/1/2021	420,000	425,968
GO, 4.00%, 11/1/2022	410,000	437,470
Town of Southampton, Erosion Control District GO, 4.00%, 9/1/2021	20,000	20,575
Triborough Bridge and Tunnel Authority, General Purpose Series 1999-B, Rev., 5.50%, 1/1/2022 (b)	20,000	21,074
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 4.00%, 11/15/2021	100,000	103,488
Series 2013B, Rev., 5.00%, 11/15/2021	50,000	52,220
Series 2011A, Rev., 5.00%, 1/1/2022	200,000	209,842

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Trust for Cultural Resources of The City of New York (The), Museum of Modern Art Series A, Class A, Rev., 5.00%, 4/1/2023	125,000	137,409
Village of Garden City Series 2020A, GO, BAN, 5.00%, 2/19/2021	150,000	151,539
Village of Lake Success GO, BAN, 1.50%, 6/18/2021	1,029,313	1,033,296
Village of Ossining GO, BAN, 1.25%, 9/24/2021	7,107,446	7,159,401
Wallkill Central School District GO, 3.00%, 6/15/2021	35,000	35,534
Warwick Valley Central School District
GO, 4.00%, 5/15/2021	20,000	20,349
GO, 5.00%, 6/15/2021	45,000	46,169
Washingtonville Central School District, Orange City GO, 5.00%, 6/15/2021	40,000	41,039
Webster Central School District GO, 5.00%, 6/15/2021	25,000	25,626
West Babylon Union Free School District
Series 2011A, GO, 5.00%, 5/1/2021	50,000	51,003
GO, 5.00%, 6/15/2021	50,000	51,299
West Islip Fire District GO, BAN, 2.00%, 7/9/2021	3,590,000	3,618,146
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2021	260,000	265,593
White Plains City School District
GO, 5.00%, 5/15/2021	60,000	61,317
GO, 5.00%, 6/15/2021	35,000	35,909
Williamsville Central School District GO, 5.00%, 6/1/2022	20,000	21,447
Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	113,698

Total New York		137,698,793

North Carolina — 2.2%
Appalachian State University Series A, Rev., 5.00%, 10/1/2022	40,000	43,276
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System Series 2016A, Rev., 5.00%, 1/15/2025	290,000	344,018
Charlotte-Mecklenburg Hospital Authority (The), Healthcare System, Atrium Health Series 2018C, Rev., 5.00%, 3/1/2023 (c)	340,000	373,534

Investments	Principal Amount($)	Value($)
City of Charlotte
Series 2015C, COP, 5.00%, 12/1/2020	75,000	75,000
Series 2012A, GO, 5.00%, 7/1/2021	25,000	25,699
Series 2010A, COP, 5.00%, 10/1/2022	50,000	50,192
Series 2019A, COP, 5.00%, 6/1/2024	60,000	69,536
City of Charlotte, Equipment Acquisition and Public Facilities
Series 2012A, COP, 5.00%, 12/1/2020	150,000	150,000
Series 2012A, COP, 4.00%, 12/1/2021	35,000	36,321
COP, 5.00%, 12/1/2021	75,000	78,577
Series 2016A, COP, 5.00%, 12/1/2023	30,000	34,141
City of Charlotte, Water and Sewer System Rev., 5.00%, 12/1/2021	35,000	36,680
City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	27,849
City of Greensboro, Combined Enterprise System Rev., 5.00%, 6/1/2021	25,000	25,601
City of Greensboro, Water and Sewer System Rev., 5.25%, 6/1/2022	35,000	37,658
City of Raleigh
Series 2020A, Rev., 5.00%, 6/1/2021	40,000	40,962
Rev., 5.00%, 2/1/2024	50,000	57,453
City of Winston-Salem
Series 2012B, GO, 4.00%, 6/1/2021	20,000	20,382
Series 2014C, Rev., 5.00%, 6/1/2021	25,000	25,601
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	30,000	30,721
County of Cabarrus, Installment Financing Contract Rev., 5.00%, 2/1/2021	30,000	30,238
County of Chatham Rev., 4.00%, 11/1/2021	25,000	25,876
County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	21,925
County of Dare, Limited Obligation Series 2013A, Rev., 4.00%, 6/1/2022	25,000	26,412
County of Durham GO, 4.00%, 11/1/2021	25,000	25,876
County of Guilford GO, 4.00%, 3/1/2021	25,000	25,237
County of Guilford, Public Improvement Bonds Series 2017A, GO, 5.00%, 5/1/2022	40,000	42,727

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Harnett Rev., 2.00%, 12/1/2020	200,000	200,000
County of Henderson, Limited Obligation Series 2018A, Rev., 4.00%, 6/1/2021	20,000	20,383
County of Iredell, Limited Obligation Rev., 5.00%, 12/1/2020	225,000	225,000
County of Johnston Series 2010B, GO, 4.00%, 2/1/2021	25,000	25,157
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2021	25,000	26,205
County of New Hanover, Community College Series 2013A, GO, 5.00%, 6/1/2022	25,000	26,813
County of New Hanover, Limited Obligation Rev., 5.00%, 12/1/2020	30,000	30,000
County of Onslow GO, 4.00%, 12/1/2020	30,000	30,000
County of Union Rev., 4.00%, 12/1/2021	30,000	31,148
County of Wake
Series 2016A, Rev., 5.00%, 12/1/2020	50,000	50,000
Series 2018A, Rev., 5.00%, 8/1/2021	55,000	56,766
County of Wake, Public Improvement GO, 3.25%, 4/1/2023	25,000	25,250
Durham Capital Financing Corp.
Rev., 4.00%, 12/1/2020	50,000	50,000
Rev., GTD, 4.00%, 6/1/2022	30,000	31,717
Rev., GTD, 5.00%, 6/1/2022 (b)	60,000	64,313
Durham Housing Authority, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	440,000	472,028
Fayetteville Metropolitan Housing Authority, Cross Creek Pointe Project Rev., 1.95%, 1/1/2021 (c)	200,000	200,264
North Carolina Eastern Municipal Power Agency
Rev., 5.00%, 1/1/2021 (b)	145,000	145,571
Series 2010A, Rev., 5.00%, 1/1/2021 (b)	25,000	25,099
Series 2010A, Rev., 5.00%, 1/1/2021 (b)	125,000	125,492
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2020	250,000	250,000

Investments	Principal Amount($)	Value($)
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,090,000	6,244,382
North Carolina Turnpike Authority, Monroe Connector System Rev., 3.00%, 7/1/2022	60,000	60,967
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	600,000	678,858
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., 5.00%, 1/1/2021	100,000	100,350
Orange County Public Facilities Co. Rev., 5.00%, 10/1/2021	50,000	51,999
State of North Carolina
Rev., GAN, 5.00%, 3/1/2021	100,000	101,170
Series 2014C, Rev., 5.00%, 5/1/2021	75,000	76,501
Series D, GO, 4.00%, 6/1/2021	30,000	30,574
Series 2014B, Rev., 5.00%, 6/1/2021	60,000	61,443
Series 2015A, GO, 5.00%, 6/1/2022	25,000	26,809
State of North Carolina, Capital Improvement Limited, Limited Obligation Series 2011C, Rev., 5.00%, 5/1/2021	35,000	35,701
State of North Carolina, Public Improvement Connect Series 2018A, GO, 5.00%, 6/1/2022	55,000	58,979
Town of Cary, Enterprise System Rev., 5.00%, 12/1/2021	20,000	20,966
Town of Cary, Public Improvement Project, Limited Obligation Rev., 4.00%, 12/1/2020	100,000	100,000
Town of Chapel Hill, Limited Obligation
Rev., 5.00%, 6/1/2021	20,000	20,481
Rev., 5.00%, 6/1/2022	30,000	32,166
Town of Mooresville, Enterprise System Rev., 5.00%, 5/1/2022	25,000	26,704
University of North Carolina at Wilmington Series 2019B, Rev., 5.00%, 10/1/2022	150,000	162,284
University of North Carolina, Hospital at Chapel Hill
Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	6,755,000	6,755,000
Series 2009-A, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	525,000	525,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2023	185,000	200,908
Rev., 5.00%, 2/1/2024	150,000	168,362
Rev., 5.00%, 2/1/2025	295,000	341,778

Total North Carolina		19,774,080

North Dakota — 0.2%
City of Bismarck Rev., 5.00%, 5/1/2021	200,000	203,928
City of Fargo
Series 2015D, GO, 2.00%, 5/1/2021	25,000	25,037
Series 2015B, GO, 5.00%, 5/1/2021	50,000	50,996
City of Fargo, NSDU Development Foundation Project Series 2012A, Rev., 3.00%, 12/1/2021	50,000	50,688
Fargo Public School District No. 1 GO, 5.00%, 8/1/2021	35,000	36,099
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series C, Rev., 1.75%, 7/1/2021	900,000	905,571
North Dakota Public Finance Authority, Capital Financing Program Series A, Rev., 1.75%, 11/1/2023	430,000	439,456
North Dakota Public Finance Authority, State Revolving Fund Program Series 2018A, Rev., 5.00%, 10/1/2021	50,000	51,999

Total North Dakota		1,763,774

Ohio — 6.5%
Akron Bath Copley Joint Township Hospital District Rev., 3.80%, 1/1/2022 (b)	520,000	536,458
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2022	260,000	274,628
American Municipal Power, Inc., Electric System Improvement, City of Hubbard Project Rev., BAN, 2.25%, 3/4/2021	325,000	326,609
American Municipal Power, Inc., Electric System Improvement, Village of Jackson Center Project Rev., BAN, 1.50%, 8/12/2021	645,000	650,205
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010D, Rev., 5.00%, 2/15/2021	100,000	100,962
American Municipal Power, Inc., Village of Carey Project Rev., BAN, 2.25%, 12/3/2020	765,000	765,084

Investments	Principal Amount($)	Value($)
American Municipal Power, Inc., Village of Genoa Project Rev., BAN, 2.25%, 12/10/2020	615,000	615,301
American Municipal Power, Inc., Village of Woodsfield Project Rev., BAN, 2.25%, 1/22/2021	220,000	220,609
Bellbrook-Sugarcreek Local School District
GO, 4.00%, 12/1/2020	35,000	35,000
GO, 4.00%, 12/1/2021	30,000	31,141
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2022	100,000	106,440
Brown Local School District, Classroom Facilities Improvement Series 2013B, GO, 5.00%, 1/15/2021 (b)	50,000	50,289
Buckeye Tobacco Settlement Financing Authority Series A-3, Rev., 6.25%, 6/1/2022 (b)	400,000	435,972
Central Ohio Solid Waste Authority GO, 5.00%, 12/1/2023	45,000	51,386
City of Akron
GO, 2.00%, 12/1/2021	425,000	431,889
GO, 2.00%, 12/1/2022	565,000	582,623
City of Akron, Community Learning Centers
Rev., 4.00%, 12/1/2020	50,000	50,000
Series 2012A, Rev., 4.00%, 12/1/2020	25,000	25,000
Series 2012A, Rev., 5.00%, 12/1/2020	100,000	100,000
Series 2012A, Rev., 5.00%, 12/1/2021	30,000	31,372
Rev., 5.00%, 12/1/2022	35,000	38,156
Series 2012A, Rev., 5.00%, 12/1/2022	25,000	26,691
City of Akron, Income Tax Rev., 1.50%, 12/1/2020 (b)	100,000	100,000
City of Akron, Parking Facilities Rev., 2.00%, 12/1/2020	25,000	25,000
City of Avon Lake, Utilities Improvement GO, 5.00%, 12/1/2020	140,000	140,000
City of Avon, Street Improvement GO, 2.00%, 12/1/2021	100,000	101,732
City of Cincinnati Series 2016A, GO, 4.00%, 12/1/2020	50,000	50,000
City of Cincinnati, Unlimited Tax, Various Purpose
Series 2012A, GO, 5.00%, 12/1/2020 (b)	300,000	300,000
Series 2012F, GO, 5.00%, 12/1/2020	200,000	200,000
Series 2015A, GO, 5.00%, 12/1/2020	190,000	190,000
Series 2016C, GO, 5.00%, 12/1/2021	20,000	20,952

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Cincinnati, Water System
Series 2011A, Rev., 5.00%, 12/1/2020	25,000	25,000
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	60,000	62,874
City of Cleveland, Airport System Series 2016A, Rev., AGM, 5.00%, 1/1/2021	85,000	85,279
City of Cleveland, Subordinate Lien Unrestricted Income Tax Rev., 5.00%, 5/15/2021	185,000	189,009
City of Columbus Series 2012-1, GO, 3.00%, 7/1/2021	25,000	25,412
City of Monroe, Various Purpose Rev., 4.00%, 12/1/2020	115,000	115,000
City of North Olmsted, Unlimited Tax GO, 4.00%, 12/1/2020	50,000	50,000
City of Reynoldsburg GO, 5.00%, 12/1/2020	60,000	60,000
City of Toledo, Various Purpose GO, AGM, 4.00%, 12/1/2020	100,000	100,000
City of Westerville
Series 2012A, GO, 4.00%, 12/1/2021	30,000	31,132
Rev., 5.00%, 12/1/2022	65,000	71,189
City of Whitehall Rev., 1.00%, 12/8/2021	1,000,000	1,005,480
City of Whitehall, Special Obligation Nontax Notes Rev., 2.25%, 12/9/2020	1,115,000	1,115,502
Cleveland Department of Public Utilities Division of Water Series 2017CC, Rev., 5.00%, 1/1/2022	20,000	21,045
Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	406,528
Columbus City School District Series 2014A, GO, 5.00%, 12/1/2021	60,000	62,880
Columbus City School District, School Facilities Construction and Improvement GO, 4.00%, 12/1/2020	25,000	25,000
Columbus Metropolitan Library, Library Fund Facilities
Series 2012-1, Rev., 3.00%, 12/1/2020	30,000	30,000
Series 2012-1, Rev., 4.00%, 12/1/2020	400,000	400,000
County of Allen, Hospital Facilities and Improvement Bonds, Catholic Health Partners Series 2012A, Rev., 5.00%, 5/1/2022	215,000	228,898

Investments	Principal Amount($)	Value($)
County of Allen, Hospital Facilities, Catholic Health Partners Series 2012A, Rev., 5.00%, 5/1/2021	210,000	213,990
County of Allen, Hospital Facilities, Mercy Health
Series 2017A, Rev., 5.00%, 8/1/2021	670,000	690,408
Series 2017A, Rev., 5.00%, 8/1/2024	425,000	493,026
County of Butler, Various Purpose, Limited Tax GO, 2.00%, 12/1/2020 (b)	50,000	50,000
County of Cuyahoga, Capital Improvement
Series A, GO, 5.00%, 12/1/2020	50,000	50,000
Series A, GO, 4.00%, 12/4/2020	25,000	25,005
County of Cuyahoga, Excise Tax, Sports Facilities Improvement Project Rev., 5.00%, 12/1/2022 (b)	20,000	21,887
County of Franklin, Nationwide Children’s Hospital Project Series 2012A, Rev., 5.00%, 11/1/2022	115,000	122,400
County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2047 (b)(c)	5,000,000	5,867,800
County of Greene, Sewer System, Limited Tax GO, 5.00%, 12/1/2021	75,000	78,616
County of Hamilton, Healthcare Facilities, Christ Hospital Project Rev., 5.00%, 6/1/2021	170,000	173,570
County of Hamilton, Sewer System Series 2014A, Rev., 5.00%, 12/1/2020	240,000	240,000
County of Lucas, Limited Tax, Court of Appeals Building GO, 3.25%, 12/1/2020	100,000	100,000
County of Montgomery, Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	130,000	149,257
County of Scioto, Southern Ohio Medical Center Rev., 5.00%, 2/15/2021	200,000	201,670
County of Stark, Communications System Improvement GO, 3.00%, 12/1/2020	85,000	85,000
County of Summit, Various Purpose Series 2002R, GO, NATL-RE, 5.50%, 12/1/2020	50,000	50,000
County of Warren, Jail Construction and Improvement
GO, 3.00%, 12/1/2021	180,000	185,092
GO, 3.00%, 6/1/2023	25,000	26,735
Cuyahoga Metropolitan Housing Authority, Riverside Park Phase II Project Rev., 2.00%, 4/1/2021 (c)	2,645,000	2,659,309

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dayton Metro Library Series 2013A, GO, 4.00%, 12/1/2022	25,000	25,923
Franklin County Convention Facilities Authority
Rev., 5.00%, 12/1/2023 (b)	50,000	57,023
Rev., 5.00%, 12/1/2024 (b)	75,000	88,963
Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	25,000	26,400
Greater Cleveland Regional Transit Authority
Rev., 5.00%, 12/1/2021	125,000	131,026
Series A, Rev., 5.00%, 12/1/2022	35,000	38,369
Greene County Vocational School District GO, 5.00%, 12/1/2021	220,000	230,560
Highland Local School District GO, 5.00%, 12/1/2022	20,000	21,917
Huber Heights City School District GO, 5.00%, 12/1/2020	180,000	180,000
Johnstown-Monroe Local School District GO, Zero Coupon, 12/1/2021	200,000	199,402
Lake Local School District GO, 4.00%, 12/1/2020	25,000	25,000
Lakewood City School District, School Facilities Improvement
GO, 4.00%, 12/1/2021	85,000	88,233
Series 2014A, GO, 5.00%, 11/1/2022 (b)	25,000	27,286
Lakota Local School District/Butler County GO, 5.00%, 12/1/2020	30,000	30,000
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 8/1/2021	300,000	309,324
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2022	190,000	200,317
Lebanon City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 3.00%, 12/1/2020	300,000	300,000
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	710,000	696,979
Mahoning County Career and Technical Center Board of Education COP, 4.00%, 12/1/2020	100,000	100,000
Miami Valley Career Technology Center, School Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,951
New Boston Local School District, Unlimited Tax GO, 3.00%, 11/1/2021	45,000	46,166

Investments	Principal Amount($)	Value($)
North Royalton City School District, School Improvement, Unlimited Tax GO, 4.00%, 12/1/2020	75,000	75,000
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2021	100,000	104,606
Rev., 5.00%, 5/15/2023 (b)	25,000	27,889
Northmont City School District Series 2012A, GO, 4.00%, 11/1/2021 (b)	60,000	62,086
Ohio Higher Educational Facility Commission, Case Western University Project Series 2012A, Rev., 5.00%, 12/1/2021	200,000	208,614
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group
Rev., 4.00%, 1/1/2021	100,000	100,301
Rev., 5.00%, 1/1/2022	95,000	99,855
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2021	100,000	104,182
Ohio Higher Educational Facility Commission, Kenyon College 2017 Project Rev., 4.00%, 7/1/2021	85,000	86,647
Ohio Housing Finance Agency Series 2019B, Rev., 1.45%, 9/1/2021	145,000	146,069
Ohio Housing Finance Agency, Multi-Family Housing, Wesley Tower Apartments Project Rev., 1.40%, 6/1/2021 (c)	10,500,000	10,554,180
Ohio Housing Finance Agency, Neilan Park Apartment Rev., 1.75%, 6/1/2021 (c)	620,000	624,538
Ohio State University (The), General Receipts
Series 2010D, Rev., 3.25%, 12/1/2020	50,000	50,000
Series 2012A, Rev., 5.00%, 6/1/2021	50,000	51,203
Series 2010D, Rev., 5.00%, 12/1/2021	100,000	104,821
Ohio State University (The), Multiyear Debt Issuance Program
Rev., 5.00%, 12/1/2020	125,000	125,000
Rev., 5.00%, 12/1/2021	30,000	31,446
Rev., 5.00%, 12/1/2022	55,000	60,237
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2021	450,000	454,365
Series 2017A, Rev., 5.00%, 2/15/2023	40,000	44,194

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series A-1, Rev., 5.00%, 2/15/2023 (b)	40,000	44,152
Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	109,648
Ohio Water Development Authority Water Pollution Control
Series 2014B, Rev., 5.00%, 12/1/2020	75,000	75,000
Rev., 5.25%, 12/1/2020	340,000	340,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/2020	25,000	25,000
Ohio Water Development Authority, Drinking Water Assistance
Rev., 4.00%, 12/1/2020	70,000	70,000
Rev., 5.00%, 12/1/2020	30,000	30,000
Rev., 4.00%, 6/1/2021	45,000	45,861
Rev., 5.00%, 12/1/2021	60,000	62,898
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2010C, Rev., 5.00%, 12/1/2020	30,000	30,000
Perrysburg Exempted Village School District GO, 5.00%, 12/1/2023	30,000	34,055
Port of Greater Cincinnati Development Authority Rev., 5.00%, 12/1/2024	200,000	236,442
Reynoldsburg City School District GO, 5.00%, 12/1/2021	20,000	20,960
RiverSouth Authority Series 2012A, Rev., 4.00%, 12/1/2020	275,000	275,000
Ross Local School District, Unlimited Tax GO, 2.50%, 12/1/2020	25,000	25,000
South-Western City School District, School Facilities Construction and Improvement GO, 4.00%, 12/1/2021	50,000	51,902
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2021	75,000	75,582
Series 2014A, GO, 5.00%, 9/15/2021	40,000	41,514
State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	31,377
State of Ohio, Capital Facilities Lease Appropriation Series 2016A, Rev., 5.00%, 10/1/2021	35,000	36,375
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2013B, Rev., 5.00%, 4/1/2021 (b)	25,000	25,404

Investments	Principal Amount($)	Value($)
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2014A, Rev., 5.00%, 2/1/2021 (b)	100,000	100,801
Series 2014A, Rev., 5.00%, 4/1/2021 (b)	45,000	45,727
Series 2019A, Rev., 5.00%, 10/1/2021	75,000	77,948
Rev., 5.00%, 4/1/2022	45,000	47,831
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects
Series 2013A, Rev., 5.00%, 4/1/2022	25,000	26,573
Series 2019A, Rev., 5.00%, 4/1/2022	85,000	90,347
Series 2016A, Rev., 5.00%, 10/1/2023	30,000	33,980
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Series 2015A, Rev., 5.00%, 2/1/2021	125,000	125,970
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	26,766
Series 2016A, Rev., 5.00%, 6/1/2023	50,000	55,866
Series 2015A, Rev., 5.00%, 2/1/2024	170,000	194,876
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects
Series 2015A, Rev., 5.00%, 2/1/2022	35,000	36,927
Series 2016B, Rev., 4.00%, 8/1/2022	85,000	90,260
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2015A, Rev., 5.00%, 4/1/2021	35,000	35,548
State of Ohio, Cleveland Clinic Health System Obligated Group
Series 2011A, Rev., 5.00%, 1/1/2021 (b)	150,000	150,591
Series 2011A, Rev., 5.00%, 1/1/2021	100,000	100,381
Series 2017A, Rev., 5.00%, 1/1/2021	250,000	250,953
State of Ohio, Common Schools
Series 2010A, GO, 5.00%, 9/15/2021	60,000	62,270
Series 2011A, GO, 5.00%, 9/15/2021	70,000	72,649
Series 2011C, GO, 5.00%, 9/15/2021	20,000	20,757
Series 2013B, GO, 5.00%, 6/15/2022	50,000	53,687
Series 2010C, GO, 4.25%, 9/15/2022	25,000	26,809
Series 2013A, GO, 5.00%, 9/15/2022	75,000	81,429

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Ohio, Conservation Project
Series 2018A, GO, 2.00%, 3/1/2021	50,000	50,225
Series 2015A, GO, 5.00%, 9/1/2022	40,000	43,354
State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2021	75,000	77,680
COP, 5.00%, 9/1/2023	100,000	112,883
State of Ohio, Department of Administrative Services, Administrative Knowledge System & Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2022	200,000	216,662
State of Ohio, Department of Administrative Services, Multi-Agency Radio Communication System Project COP, 5.00%, 9/1/2021	225,000	233,041
State of Ohio, Higher Education
Series 2018A, GO, 5.00%, 2/1/2021	25,000	25,197
Series 2014A, GO, 5.00%, 5/1/2021	25,000	25,498
Series 2011A, GO, 5.00%, 8/1/2021	20,000	20,639
Series 2014B, GO, 5.00%, 8/1/2021	30,000	30,959
Series 2014A, GO, 4.00%, 5/1/2024	50,000	56,412
State of Ohio, Infrastructure Improvement Series 2015B, GO, 5.00%, 9/1/2023	25,000	28,287
State of Ohio, Infrastructure Project Series 2019-1, Rev., 5.00%, 12/15/2022	25,000	27,400
State of Ohio, Major New Infrastructure Project
Series 2012-1, Rev., 5.00%, 12/15/2020	210,000	210,359
Series 2018-1, Rev., 5.00%, 12/15/2020	355,000	355,607
Series 2012-1, Rev., 5.00%, 12/15/2021	25,000	26,225
Series 2016-1, Rev., 5.00%, 12/15/2022	50,000	54,799
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	28,553
Series 2018-1, Rev., 5.00%, 12/15/2023	35,000	39,974
Series 2012-1, Rev., 5.00%, 12/15/2024	55,000	58,980
State of Ohio, Third Frontier Research and Development Tax Exempt Series 2013A, GO, 4.00%, 5/1/2021	20,000	20,316

Investments	Principal Amount($)	Value($)

State of Ohio, Treasury Management System Project Series 2014A, COP, 5.00%, 9/1/2021	30,000	31,072
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.35%, 12/10/2020 (c)	5,500,000	5,500,000
Summit County Development Finance Authority Rev., 4.00%, 12/19/2020	155,000	155,282
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 0.29%, 12/10/2020 (c)(f)	4,000,000	4,000,000
Series C, Rev., VRDO, LIQ: Citibank NA, 0.31%, 12/10/2020 (c)(f)	4,000,000	4,000,000
Township of Symmes, Hamilton County Parkland Acquisition and Improvement Limited Tax GO, 3.80%, 12/1/2020 (b)	35,000	35,000
University of Akron (The), General Receipts
Series 2019A, Rev., 4.00%, 1/1/2021	325,000	325,923
Series 2015A, Rev., 5.00%, 1/1/2021	175,000	175,637
University of Cincinnati, General Receipts
Series 2014D, Rev., 5.00%, 6/1/2021	25,000	25,585
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	268,386
Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2021	185,000	193,081
Westlake City School District, Unlimited Tax School Improvement GO, 4.00%, 12/1/2022	30,000	31,141
Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax Series 2019A, GO, 4.00%, 12/1/2021	25,000	25,954

Total Ohio		58,176,791

Oklahoma — 0.7%
Beaver County Independent School District No. 75, Balko Board of Education GO, 3.00%, 6/1/2021	25,000	25,346
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Rev., 4.00%, 9/1/2023	420,000	431,080
Rev., 4.00%, 9/1/2024	1,100,000	1,242,351

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Canadian County Independent School District No. 69 Mustang
GO, 3.00%, 4/1/2022	20,000	20,727
GO, 2.00%, 6/1/2023	45,000	46,831
City of Norman
Series 2016A, GO, 5.00%, 6/1/2021	25,000	25,588
GO, 4.00%, 6/1/2023	60,000	65,547
City of Oklahoma City
GO, 5.00%, 3/1/2021	25,000	25,299
GO, 3.00%, 3/1/2022	50,000	51,769
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2021	50,000	51,101
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project Rev., 4.00%, 9/1/2022	265,000	280,778
Oklahoma County Independent School District No. 12 Edmond
GO, 2.00%, 3/1/2021	100,000	100,440
GO, 3.00%, 3/1/2022	25,000	25,865
Oklahoma County Independent School District No. 12 Edmond, Combined Purpose GO, 3.00%, 3/1/2021	100,000	100,686
Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose Series 2018B, GO, 3.00%, 7/1/2021	50,000	50,794
Oklahoma County Independent School District No. 89 Oklahoma City
Series 2017C, GO, 3.00%, 7/1/2022	55,000	57,393
Series 2019A, GO, 3.00%, 7/1/2023	60,000	63,914
Oklahoma Department of Transportation
Series 2018A, Rev., GAN, 5.00%, 9/1/2021	35,000	36,245
Series 2018A, Rev., GAN, 5.00%, 9/1/2022	20,000	21,648
Oklahoma Development Finance Authority
Series 2015A, Rev., 5.00%, 8/15/2021	50,000	51,562
Oklahoma Development Finance Authority, Health Department Rev., 3.00%, 4/1/2021	190,000	191,465
Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,927
Oklahoma Development Finance Authority, System of Higher Education, Master Real Property
Series 2020A, Rev., 4.00%, 6/1/2021	220,000	223,819

Investments	Principal Amount($)	Value($)
Series 2013A, Rev., 3.00%, 6/1/2022	25,000	25,927
Series 2020A, Rev., 4.00%, 6/1/2022	250,000	262,998
Series 2020A, Rev., 4.00%, 6/1/2023	260,000	282,134
Series 2020A, Rev., 4.00%, 6/1/2024	445,000	496,998
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (c)	325,000	327,161
Oklahoma Municipal Power Authority Series 2019A, Rev., 5.00%, 1/1/2021	50,000	50,189
Oklahoma Turnpike Authority
Series 2011B, Rev., 3.75%, 1/1/2021 (b)	30,000	30,087
Series 2011B, Rev., 4.00%, 1/1/2021 (b)	100,000	100,313
Series 2017B, Rev., 4.00%, 1/1/2021	100,000	100,306
Series A, Rev., 5.00%, 1/4/2021	145,000	145,630
Oklahoma Turnpike Authority, Second Senior Series B, Rev., 5.00%, 1/1/2021 (b)	25,000	25,099
Oklahoma Water Resources Board, Master Trust Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	26,597
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 5.00%, 4/1/2021	50,000	50,791
Oklahoma Water Resources Board, Student Loan Program Series 2020A, Rev., 4.00%, 10/1/2023	60,000	66,323
Tulsa County Independent School District No. 1, Combined Purpose
Series 2018B, GO, 2.75%, 8/1/2021	30,000	30,501
Series 2018B, GO, 3.00%, 8/1/2023	35,000	37,558
Tulsa County Independent School District No. 3 Broken Arrow, Combined Purpose GO, 3.00%, 4/1/2022	35,000	36,287
Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose GO, 4.00%, 6/1/2021	50,000	50,936
Tulsa County Independent School District No. 9, Union Board of Education Building GO, 2.00%, 4/1/2021	50,000	50,294
Tulsa Public Facilities Authority Rev., 5.00%, 6/1/2024	100,000	115,780
Tulsa Public Facilities Authority, Capital Improvement
Rev., 3.00%, 6/1/2023	110,000	116,923

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Oklahoma (The) Series 2016A, Rev., 5.00%, 7/1/2023	250,000	278,573

Total Oklahoma		5,923,580

Oregon — 0.8%
City of Hillsboro, Full Faith and Credit Project GO, 5.00%, 6/1/2021	25,000	25,601
City of Portland, Sewer System, First Lien
Series 2015A, Rev., 5.00%, 6/1/2021	60,000	61,443
Series 2016A, Rev., 5.00%, 6/15/2021	50,000	51,297
Series A, Rev., 5.00%, 10/1/2021	20,000	20,803
City of Portland, Water System, First Lien Series 2012A, Rev., 5.00%, 4/1/2021	50,000	50,800
City of Portland, Water System, Second Lien Series 2013A, Rev., 4.00%, 10/1/2021	50,000	51,593
City of Wilsonville GO, 4.00%, 6/1/2022	25,000	25,444
Clackamas County School District No. 108 Estacada GO, AGM, 5.50%, 6/15/2021	50,000	51,427
Clackamas County School District No. 12 North Clackamas GO, 4.00%, 6/15/2021	40,000	40,818
Clackamas County School District No. 7J Lake Oswego GO, AGM, 4.25%, 6/1/2021	20,000	20,405
County of Multnomah, Full Faith and Credit Obligations GO, 5.00%, 6/1/2022	25,000	26,805
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2021	165,000	167,838
Rev., 4.00%, 10/1/2022	250,000	258,893
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 4.00%, 6/15/2021	25,000	25,511
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	175,000	201,385
Lane County School District No. 4J Eugene GO, 5.00%, 6/15/2021	50,000	51,291
Metro Series 2012A, GO, 5.00%, 6/1/2022	25,000	26,805
Multnomah County School District No. 1 Portland Series 2013B, GO, 5.00%, 6/15/2022	35,000	37,581

Investments	Principal Amount($)	Value($)
Ontario Hospital Facility Authority, Trinity Health Group Series 2010E, Rev., 5.00%, 12/1/2020 (b)	25,000	25,000
Oregon State Bond Bank, Business Development Department Series 201A-1, Rev., 3.50%, 1/1/2022	25,000	25,067
Oregon State Department of Administrative Services, Oregon State Lottery
Series 2016-XF2290, Rev., VRDO, LIQ: Citibank NA, 0.28%, 12/10/2020 (c)(f)	4,000,000	4,000,000
Series A, Rev., 5.00%, 4/1/2021	25,000	25,400
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2021	25,000	25,940
Oregon State Lottery
Series 2014B, Rev., 5.00%, 4/1/2022	25,000	26,607
Series C, Rev., 5.00%, 4/1/2022	40,000	42,572
Portland Community College District GO, 5.00%, 6/15/2022	20,000	21,481
State of Oregon
Series N, GO, 5.00%, 12/1/2020	45,000	45,000
Series 2014A, GO, 5.00%, 5/1/2021	100,000	102,002
Series 2018A, GO, 5.00%, 5/1/2021	25,000	25,501
Series 2012K, GO, 5.00%, 5/1/2022	25,000	26,704
State of Oregon, Article XI-M & XI-N Seismic Projects Series 2020E, GO, 5.00%, 6/1/2021	40,000	40,962
State of Oregon, Article XI-N Seismic Projects, Tax-Exempt Series D, GO, 3.00%, 6/1/2021	25,000	25,353
State of Oregon, Department of Transportation Highway User Senior Lien
Series 2013A, Rev., 5.00%, 11/15/2021	25,000	26,152
Series 2017A, Rev., 5.00%, 11/15/2021	35,000	36,612
State of Oregon, Housing and Community Services Department Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	260,000	264,602
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024	470,000	471,856
Series 2020A, Rev., 0.90%, 7/1/2024	630,000	633,377

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tri-County Metropolitan Transportation District of Oregon
Series 2011A, Rev., 5.00%, 10/1/2021 (b)	90,000	93,560
Series 2017A, Rev., 5.00%, 10/1/2022	100,000	108,631
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/2022	85,000	91,268
Washington County Clean Water Services, Senior Lien Sewer Refunding Series 2011A, Rev., 5.00%, 10/1/2021	35,000	36,405

Total Oregon		7,415,792

Pennsylvania — 3.0%
Allegheny County Hospital Development Authority, Medical Center
Series 2011A, Rev., 5.00%, 10/15/2021	95,000	98,771
Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	165,000	187,945
Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2020	100,000	100,000
Borough of Columbia GO, 3.00%, 6/15/2022	50,000	51,902
Borough of West Chester GO, 4.00%, 11/15/2022	25,000	26,744
Butler Area Sewer Authority Series 2020A, Rev., 5.00%, 7/1/2022	505,000	542,648
Carlisle Area School District GO, 3.00%, 9/1/2024	25,000	27,455
Central Bradford Progress Authority, Guthrie Healthcare System Rev., 4.00%, 12/1/2021	380,000	392,981
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2021	25,000	25,286
City of Philadelphia Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	60,000	61,312
City of Philadelphia, Airport System Series 2017A, Rev., 5.00%, 7/1/2021	100,000	102,629
City of Pittsburgh GO, 3.00%, 9/1/2021	110,000	112,190
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2023	220,000	244,176
Rev., 5.00%, 6/1/2024	355,000	409,279
Commonwealth of Pennsylvania Series 2012-1, GO, 5.00%, 6/1/2022 (b)	105,000	112,547
Cornwall Lebanon School District GO, 4.00%, 2/15/2022	45,000	46,964
Council Rock School District GO, 4.00%, 11/15/2022	120,000	128,809

Investments	Principal Amount($)	Value($)
County of Allegheny
Series C-65, GO, 5.00%, 5/1/2021 (b)	25,000	25,505
Series C-67, GO, 5.00%, 11/1/2021 (b)	20,000	20,878
Series C-68, GO, 5.00%, 11/1/2021 (b)	20,000	20,878
Series C-69, GO, 5.00%, 12/1/2021 (b)	75,000	78,592
County of Chester
GO, 4.00%, 11/15/2021 (b)	20,000	20,725
GO, 5.00%, 11/15/2021 (b)	55,000	57,517
County of Dauphin
GO, 5.00%, 11/15/2021	45,000	47,073
Series 2016A, GO, 4.00%, 11/15/2022	40,000	42,985
County of Lancaster
Series 2016A, GO, 4.00%, 5/1/2021	75,000	76,128
Series 2016A, GO, 5.00%, 5/1/2022	125,000	133,154
Series 2016B, GO, 3.00%, 11/1/2022	25,000	26,282
Series 2017C, GO, 4.00%, 11/1/2022	20,000	21,343
GO, 5.00%, 5/1/2023	25,000	27,760
County of Montgomery
GO, 5.00%, 5/1/2022	25,000	26,705
Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,095
County of York
Series A, GO, 4.00%, 6/1/2022	35,000	36,949
GO, 4.00%, 12/1/2022	30,000	32,228
Series 2016A, GO, 3.00%, 12/1/2023	30,000	32,327
Crawford Central School District, Crawford and Mercer GO, 4.00%, 2/1/2021	100,000	100,595
Crestwood School District GO, 4.00%, 3/1/2021	25,000	25,231
Dauphin County General Authority, Pinnacle Health System Project Series 2016A, Rev., 5.00%, 6/1/2022	140,000	149,016
Delaware County Authority, Neumann University Rev., 4.00%, 10/1/2021	180,000	182,916
Delaware County Authority, Villanova University Rev., 5.00%, 12/1/2021	125,000	130,627
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	161,666
Geisinger Authority, Health System
Series A-1, Rev., 5.00%, 6/1/2023	230,000	235,097
Series A-2, Rev., 5.00%, 6/1/2024	250,000	255,392

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Hamburg Area School District GO, 5.00%, 4/1/2023	20,000	22,163
Hempfield School District Series 2019A, GO, 4.00%, 8/1/2022	85,000	90,187
Hollidaysburg Area School District GO, 4.00%, 3/15/2021	100,000	101,039
Lancaster Area Sewer Authority Rev., 5.00%, 4/1/2021	215,000	218,328
Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	20,000	22,455
Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	26,458
Manheim Township School District Series 2018B, GO, 2.00%, 2/1/2021	25,000	25,069
Methacton School District, Montgomery County GO, 4.00%, 3/1/2022	25,000	26,147
Monroeville Finance Authority, University of Pittsburg Medical Center
Rev., 5.00%, 2/15/2021	100,000	100,927
Series 2013B, Rev., 3.50%, 7/1/2023	130,000	139,937
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2021	100,000	102,135
Rev., 4.00%, 12/1/2022	100,000	104,076
Rev., 4.00%, 12/1/2023	125,000	132,350
North Hills School District
Series 2016B, GO, 4.00%, 12/15/2020	100,000	100,132
GO, 4.00%, 10/15/2021	275,000	283,682
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	33,245
Northampton County General Purpose Authority, St. Luke’s University Health Network Project Series 2016A, Rev., 5.00%, 8/15/2022	95,000	101,784
Owen J Roberts School District Series 2016A, GO, 3.00%, 8/15/2021	25,000	25,481
Parkland School District
GO, 4.00%, 4/15/2021	30,000	30,408
GO, 5.00%, 4/15/2022	100,000	106,404
Pennridge School District Series 2014B, GO, 5.00%, 2/15/2022 (b)	150,000	158,570
Pennsbury School District
GO, 5.00%, 1/15/2022	25,000	26,306
Series 2015B, GO, 4.00%, 2/1/2022	25,000	25,158

Investments	Principal Amount($)	Value($)
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2021	570,000	574,269
Series 2013A, Rev., 5.00%, 7/1/2021	100,000	102,653
Series 2017A, Rev., 4.00%, 11/15/2021	290,000	299,860
Series 2014A, Rev., 5.00%, 2/1/2022	150,000	157,931
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (c)	380,000	389,299
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Rev., 5.00%, 12/1/2023	25,000	28,363
Rev., 5.00%, 12/1/2024	70,000	82,510
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2011A, Rev., 5.00%, 3/1/2021 (b)	50,000	50,604
Series 2016A, Rev., 2.25%, 8/14/2021 (b)(c)	100,000	101,389
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 5.00%, 8/15/2021	240,000	247,462
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	265,577
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2022	35,000	37,073
Series 2015B, Rev., 5.00%, 9/1/2022	50,000	54,138
Series 2016B, Rev., 5.00%, 9/1/2023	35,000	39,530
Pennsylvania Turnpike Commission
Series 2015B, Rev., 5.00%, 12/1/2020 (b)	65,000	65,000
Series 2016A, Rev., 5.00%, 12/1/2020	125,000	125,000
Series 2010B-2, Rev., 6.00%, 12/1/2020 (b)	100,000	100,000
Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	14,095,000	14,095,000
Series 2011E, Rev., 5.00%, 12/1/2021 (b)	30,000	31,406
Series 2013A, Rev., 5.00%, 12/1/2021	100,000	104,738
Pennsylvania Turnpike Commission, Motor License Fund Enhanced
Rev., 5.00%, 12/1/2020	200,000	200,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2011A, Rev., 5.25%, 12/1/2020 (b)	20,000	20,000
Rev., 6.00%, 12/1/2020 (b)	125,000	125,000
Rev., 5.00%, 12/1/2021 (b)	20,000	20,958
Rev., 5.00%, 12/1/2023	290,000	326,511
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate
Series 2010B-2, Rev., 5.13%, 12/1/2020 (b)	160,000	160,000
Series B, Rev., 5.00%, 12/1/2021 (b)	50,000	52,395
Philadelphia Authority for Industrial Development, Gift of Life Donor Program Project Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	700,000	700,000
Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	100,000	119,628
Pittsburgh School District Series 2017A, GO, 5.00%, 9/1/2022	35,000	37,897
Port Authority of Allegheny County
Rev., 5.25%, 3/1/2022	100,000	101,257
Rev., 5.25%, 3/1/2023	125,000	126,571
Quaker Valley School District GO, 5.00%, 10/1/2023	25,000	28,256
School District of Philadelphia (The) Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	245,000	250,370
South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	52,300
Southeastern Pennsylvania Transportation Authority Rev., 5.00%, 6/1/2021 (b)	60,000	61,436
Springfield School District/Delaware County GO, 4.00%, 9/1/2021	50,000	51,414
Susquehanna Township School District
GO, 4.00%, 5/15/2021	35,000	35,600
GO, 4.00%, 5/15/2022	130,000	137,124
Township of Dover GO, 3.00%, 9/1/2021	25,000	25,484
Township of Hampden GO, 4.00%, 5/15/2022	25,000	26,284
Township of Lower Paxton
GO, 4.00%, 4/1/2021	35,000	35,398
GO, 4.00%, 4/1/2024	30,000	33,330
Township of Susquehanna GO, 3.00%, 10/1/2021	25,000	25,589
Tuscarora School District/Franklin County GO, 2.00%, 4/1/2021	50,000	50,074
Union County Higher Educational Facilities Financing Authority Series 2013A, Rev., 5.00%, 4/1/2021	45,000	45,720

Investments	Principal Amount($)	Value($)
Upper Merion Area School District GO, 2.00%, 2/15/2021	100,000	100,143
Upper Moreland Township School District GO, 4.00%, 8/15/2021	30,000	30,776
West Chester Area School District GO, 5.00%, 3/15/2022	85,000	90,227
West Jefferson Hills School District GO, 3.00%, 8/1/2024	25,000	27,230
West View Municipal Authority, Water Rev., 4.00%, 11/15/2021	25,000	25,889

Total Pennsylvania		26,741,406

Rhode Island — 1.1%
Narragansett Bay Commission, Wastewater System Series C, Rev., 5.00%, 9/1/2022	25,000	27,083
Rhode Island Commerce Corp., Department of Transportation
Rev., GAN, 5.00%, 6/15/2021	325,000	333,121
Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	375,000	401,749
Rhode Island Convention Center Authority Series 2015A, Rev., 5.00%, 5/15/2022	1,000,000	1,059,340
Rhode Island Health and Educational Building Corp. Series 2017B, Rev., 4.00%, 5/15/2021	50,000	50,836
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University
Series A, Rev., 4.50%, 9/1/2021	50,000	51,616
Rev., 5.00%, 9/1/2021	155,000	160,588
Rev., 5.00%, 9/1/2022	30,000	32,521
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Bryant University Rev., VRDO, LOC: TD Bank NA, 0.12%, 12/10/2020 (c)	6,510,000	6,510,000
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Series 2016A, Rev., 5.00%, 5/15/2021	150,000	152,504
Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Pawtucket Issue Rev., 5.00%, 5/15/2022	350,000	373,457
Rhode Island Health and Educational Building Corp., Public School Program Series 2019A, Rev., 5.00%, 5/15/2021	25,000	25,525
Rhode Island Infrastructure Bank Series 2019A, Rev., 5.00%, 10/1/2022	150,000	162,744

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rhode Island Turnpike and Bridge Authority Series 2010A, Rev., 4.13%, 12/1/2020 (b)	110,000	110,000
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2014D, GO, 5.00%, 8/1/2021	50,000	51,588
Series 2013A, GO, 5.00%, 10/15/2021	50,000	52,079
Series 2014B, GO, 5.00%, 11/1/2021	50,000	52,186
Series 2012A, GO, 5.00%, 8/1/2022	25,000	26,983
Series 2013A, GO, 5.00%, 10/15/2022	25,000	27,228
Town of North Kingstown Series 2015A, GO, 5.00%, 7/15/2021	45,000	46,348

Total Rhode Island		9,707,496

South Carolina — 0.5%
Aiken County Consolidated School District Series 2018B, GO, SCSDE, 5.00%, 4/1/2022	30,000	31,937
Beaufort County School District Series 2018B, GO, SCSDE, 5.00%, 3/1/2021	50,000	50,598
Berkeley County School District Series 2014A, GO, SCSDE, 5.00%, 3/1/2021	25,000	25,298
Charleston Educational Excellence Finance Corp., Installment Purchase Rev., 5.00%, 12/1/2020	200,000	200,000
City of Charleston, Stormwater System Rev., 5.00%, 1/1/2021	90,000	90,351
City of Charleston, Waterworks and Sewer System
Rev., 4.50%, 1/1/2021 (b)	25,000	25,088
Rev., 5.00%, 1/1/2021 (b)	30,000	30,118
City of Columbia, City Stormwater Improvements 5.00%, 2/1/2022	40,000	42,250
City of Columbia, Waterworks and Sewer System
Series 2011A, Rev., 4.00%, 2/1/2021	25,000	25,157
Rev., 5.00%, 2/1/2021	50,000	50,397
City of Greenville
Rev., 5.00%, 2/1/2021	50,000	50,397
Rev., 4.00%, 6/1/2021	30,000	30,092
Clemson University, Higher Education Bonds Rev., 5.00%, 5/1/2023	110,000	122,058
County of Charleston Rev., 5.00%, 12/1/2020	100,000	100,000

Investments	Principal Amount($)	Value($)
County of Charleston, Transportation Sales Tax GO, 5.00%, 11/1/2021	25,000	26,105
County of Dorchester, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	25,000	27,206
County of Florence, McLeod Medical Center Project Rev., 5.00%, 11/1/2022	245,000	264,845
County of Spartanburg GO, 5.00%, 4/1/2021	50,000	50,800
Dorchester County School District No. 2 Rev., 5.00%, 12/1/2020	100,000	100,000
Fort Mill School District No. 4
Series 2013B, GO, SCSDE, 5.00%, 3/1/2021	35,000	35,422
Series 2013D, GO, SCSDE, 5.00%, 3/1/2021	75,000	75,904
Series 2016D, GO, SCSDE, 5.00%, 3/1/2021	30,000	30,362
Grand Strand Water and Sewer Authority Series 2011B, Rev., 5.00%, 6/1/2021	35,000	35,836
Greenville County School District
Rev., 5.00%, 12/1/2020	30,000	30,000
Rev., 5.00%, 12/1/2021	100,000	104,862
Rev., 5.00%, 12/1/2022	60,000	65,801
Horry County School District GO, SCSDE, 5.00%, 3/1/2021	50,000	50,598
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Rev., 5.00%, 11/1/2021	205,000	213,284
Rev., 5.00%, 11/1/2022	200,000	216,800
Lexington County School District No. 1
Series 2013B, GO, SCSDE, 3.00%, 2/1/2021	50,000	50,236
Series 2011C, GO, SCSDE, 5.00%, 2/1/2021	40,000	40,319
Series 2019B, GO, SCSDE, 5.00%, 2/1/2021	30,000	30,240
Series 2011C, GO, SCSDE, 4.00%, 2/1/2022 (b)	30,000	31,328
Piedmont Municipal Power Agency
Series 2010A-5, Rev., 5.00%, 1/1/2022	200,000	200,770
Series 2017B, Rev., 5.00%, 1/1/2024	100,000	113,261
Richland County School District No. 2
Series 2015A, GO, SCSDE, 5.00%, 2/1/2021	25,000	25,198
Series 2011B, GO, SCSDE, 5.00%, 5/1/2021 (b)	40,000	40,808
South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement, Mcleod Health Projects Rev., 5.00%, 11/1/2022	265,000	286,465

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
South Carolina Public Service Authority, Santee Cooper Series 2012D, Rev., 4.00%, 12/1/2020 (b)	75,000	75,000
State of South Carolina Series 2016G, GO, 5.00%, 6/1/2021	75,000	76,804
Town of Summerville Series 2015B, Rev., 5.00%, 10/1/2023	300,000	334,740
University of South Carolina, Athletic Facilities
Series 2017A, Rev., 5.00%, 5/1/2021	50,000	50,958
Series 2017B, Rev., 5.00%, 5/1/2024	410,000	468,667
Series 2017B, Rev., 5.00%, 5/1/2025	530,000	626,137
University of South Carolina, Higher Education
Rev., 5.00%, 5/1/2024	25,000	26,573
Rev., 5.00%, 5/1/2025	20,000	23,887
University of South Carolina, Higher Education Facilities
Rev., 5.00%, 5/1/2021	70,000	71,342
Rev., 5.00%, 5/1/2022	125,000	132,970
Rev., 5.00%, 5/1/2023	20,000	22,177

Total South Carolina		4,929,446

South Dakota — 0.6%
City of Sioux Falls, Sales Tax
Series 2012A, Rev., 4.00%, 11/15/2021	130,000	134,700
Series 2017A, Rev., 5.00%, 11/15/2021	20,000	20,913
County of Minnehaha, Limited Tax Series 2014A, COP, 5.00%, 12/1/2021	125,000	130,845
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 6/1/2021	25,000	25,321
Series 2017A, COP, 3.00%, 12/1/2021	160,000	164,120
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay Refunding Certificate GO, 4.00%, 8/1/2023	630,000	688,515
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2013A, Rev., 5.00%, 4/1/2021	70,000	71,024
South Dakota Health and Educational Facilities Authority, Vocational Education Program Series 2015C, Rev., 5.00%, 8/1/2021	25,000	25,786
South Dakota Housing Development Authority, Homeownership Mortgage Series B, Rev., 2.70%, 11/1/2021	20,000	20,393

Investments	Principal Amount($)	Value($)
South Dakota State Building Authority
Series 2011A, Rev., 5.00%, 9/1/2021	60,000	62,103
Series 2017A, Rev., 4.00%, 6/1/2022	50,000	52,739
Series 2018A, Rev., 4.00%, 6/1/2022	25,000	26,369
Series 2013B, Rev., 5.00%, 6/1/2022	80,000	85,575
Series 2015B, Rev., 5.00%, 6/1/2022	35,000	37,439
Series A, Rev., 5.00%, 6/1/2022	50,000	53,484
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	33,750
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	29,274
Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ: Barclays Bank plc, 0.26%, 12/10/2020 (c)(f)	3,680,000	3,680,000

Total South Dakota		5,342,350

Tennessee — 0.4%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	960,000	1,055,942
City of Chattanooga Series A, Rev., 5.00%, 9/1/2022	50,000	54,211
City of Franklin GO, 5.00%, 4/1/2021	25,000	25,400
City of Johnson City GO, 5.00%, 6/1/2021	20,000	20,481
City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2021	20,000	20,561
City of Memphis Series 2012A, GO, 5.00%, 4/1/2021	55,000	55,879
City of Memphis, Sanitary Sewerage System Rev., 5.00%, 10/1/2021	120,000	124,818
City of Morristown GO, 4.00%, 10/1/2024	100,000	102,999
Columbia Housing and Redevelopment Corp., Northridge Project Rev., 2.40%, 9/1/2021 (c)	150,000	152,239
County of Bradley GO, 5.00%, 6/1/2021	20,000	20,481
County of Knox GO, 5.00%, 6/1/2021	45,000	46,077
County of Madison GO, 5.00%, 4/1/2022	20,000	21,264
County of Marshall GO, 3.00%, 12/1/2020	30,000	30,000
County of Robertson
GO, 5.00%, 5/1/2021	75,000	76,469
Series 2014B, GO, 4.00%, 6/1/2021	100,000	101,857

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Rutherford GO, 5.00%, 4/1/2021	40,000	40,640
County of Shelby
Series 2015A, GO, 5.00%, 4/1/2021	25,000	25,400
Series 2012A, GO, 4.00%, 3/1/2022	55,000	57,630
Series A, GO, 5.00%, 3/1/2022	50,000	53,014
Series 2015A, GO, 5.00%, 4/1/2022	30,000	31,929
Series 2019B, GO, 5.00%, 4/1/2022	35,000	37,250
County of Sullivan, Public Improvement Series 2015A, GO, 5.00%, 4/1/2022	25,000	26,601
County of Williamson GO, 4.00%, 4/1/2021	30,000	30,380
County of Wilson Series 2017A, GO, 5.00%, 4/1/2021	25,000	25,400
Franklin County Health and Educational Facilities Board, BTT Development and Village Associates Rural Development Portfolio Rev., VRDO, 2.40%, 12/1/2021 (c)	160,000	160,000
Highlands Residential Services, Walnut Village Project Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	50,000	50,238
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I East Project Rev., 2.00%, 1/1/2021 (c)	500,000	500,660
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2022	25,000	26,893
Series 2015A, GO, 5.00%, 7/1/2022	25,000	26,893
Metropolitan Government of Nashville and Davidson County, Electric System Series 2015A, Rev., 5.00%, 5/15/2021	45,000	45,977
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series 2017A, Rev., 4.00%, 7/1/2022	50,000	52,997
Rev., 5.00%, 7/1/2022	20,000	21,514
Pigeon Forge Industrial Development Board, Public Facility Rev., 5.00%, 6/1/2022	50,000	51,071
Rutherford County Consolidated Utility District Rev., 4.00%, 2/1/2022	75,000	78,347

Investments	Principal Amount($)	Value($)
Tennergy Corp. Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	50,000	58,202
Tennessee State School Bond Authority, Higher Educational Facility Second Program
Series 2014B, Rev., 5.00%, 11/1/2021	100,000	104,418
Series 2015B, Rev., 5.00%, 11/1/2021	50,000	52,209
Series 2013A, Rev., 5.00%, 11/1/2022	25,000	27,291
Town of Collierville GO, 5.00%, 1/1/2022	75,000	78,917
Town of Collierville, Water and Sewer System GO, 4.00%, 11/1/2021	25,000	25,876
Town of Smyrna, Water and Sewer System GO, 4.00%, 6/1/2021	20,000	20,382

Total Tennessee		3,618,807

Texas — 5.2%
Alamo Community College District
GO, 4.00%, 2/15/2021	20,000	20,153
GO, 5.00%, 2/15/2022	25,000	25,241
GO, 5.50%, 2/15/2022	50,000	53,163
Alamo Heights Independent School District GO, PSF-GTD, 3.00%, 2/1/2021	25,000	25,114
Alamo Regional Mobility Authority Rev., 5.00%, 6/15/2023	50,000	55,901
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien Rev., 5.00%, 6/15/2021	25,000	25,648
Aledo Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2022	85,000	84,641
Alief Independent School District
GO, PSF-GTD, 2.00%, 2/15/2021	100,000	100,377
GO, PSF-GTD, 5.00%, 2/15/2021	60,000	60,591
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	21,163
Allen Economic Development Corp. Series 2017A, Rev., 4.00%, 9/1/2021	50,000	51,433
Amarillo College
GO, 3.00%, 2/15/2021	30,000	30,163
GO, 5.00%, 2/15/2021	35,000	35,333
Amarillo Independent School District GO, PSF-GTD, 5.00%, 2/1/2021	45,000	45,358
Arlington Independent School District
GO, PSF-GTD, 4.00%, 2/15/2021	30,000	30,235

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GO, PSF-GTD, 5.00%, 2/15/2021	20,000	20,197
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	21,162
Austin Community College District
GO, 5.00%, 8/1/2021 (b)	30,000	30,963
Series 2016A, Rev., 4.00%, 2/1/2023	125,000	134,872
Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	26,581
Austin Community College District Public Facility Corp., Highland Campus - Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	28,082
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	45,000	45,353
Austin Independent School District
Series 2015B, GO, 5.00%, 8/1/2021	20,000	20,642
Series 2014B, GO, 5.00%, 8/1/2022	20,000	21,604
Barbers Hill Independent School District
GO, 5.00%, 2/15/2021	30,000	30,294
GO, 5.00%, 2/15/2022	35,000	37,035
Bastrop Independent School District Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	205,000	211,749
Bexar County Hospital District
GO, 5.00%, 2/15/2021	235,000	237,289
GO, 5.00%, 2/15/2022	25,000	26,444
GO, 5.00%, 2/15/2023	200,000	220,738
Board of Regents of the University of Texas System
Series 2016C, Rev., 5.00%, 8/15/2021	30,000	31,024
Series 2016I, Rev., 5.00%, 8/15/2021	20,000	20,682
Series 2016J, Rev., 5.00%, 8/15/2022	20,000	21,649
Boerne Public Facilities Corp. Rev., 2.75%, 11/1/2021 (c)	100,000	102,197
Brazosport Independent School District Series 2012A, GO, PSF-GTD, 3.00%, 2/15/2021	55,000	55,319
Buna Independent School District, School Building GO, PSF-GTD, 2.25%, 8/15/2023	120,000	123,168
Calhoun County Independent School District GO, PSF-GTD, 5.00%, 2/15/2022	20,000	21,163

Investments	Principal Amount($)	Value($)
Capital Area Housing Finance Corp., Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (c)	125,000	126,234
Carroll Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2021	30,000	30,295
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	21,163
Carrollton-Farmers Branch Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2021	50,000	50,493
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,592
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	570,000	655,597
Central Texas Turnpike System Series C, Rev., 5.00%, 8/15/2022	150,000	159,524
City of Abilene
GO, 5.00%, 2/15/2022	35,000	37,013
GO, 5.00%, 2/15/2024	25,000	28,694
City of Arlington, Permanent Improvement GO, 4.00%, 8/15/2021	30,000	30,804
City of Arlington, Water and Wastewater System
Series 2019B, Rev., 3.00%, 6/1/2021	30,000	30,423
Series 2017A, Rev., 4.00%, 6/1/2021	75,000	76,431
Series 2015A, Rev., 5.00%, 6/1/2021	35,000	35,842
City of Austin, Electric Utility System Series 2015A, Rev., 5.00%, 11/15/2022	20,000	21,854
City of Austin, Public Improvement
GO, 5.00%, 9/1/2021	205,000	212,374
GO, 5.00%, 9/1/2022	30,000	32,516
City of Austin, Water and Wastewater Rev., 5.00%, 11/15/2022	65,000	71,091
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2024	50,000	52,273
City of Baytown
GO, 4.50%, 2/1/2021	100,000	100,694
GO, 5.00%, 2/1/2022	60,000	63,303
City of Boerne GO, 4.00%, 3/1/2022	100,000	104,718
City of Brownsville GO, 4.00%, 2/15/2022	265,000	276,302
City of Bryan GO, 3.00%, 8/15/2022	25,000	26,180
City of Bryan, Electric System Rev., 5.00%, 7/1/2021	95,000	97,548

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Buda GO, 5.00%, 8/15/2022	30,000	32,436
City of Cedar Hill
GO, 4.00%, 2/15/2021	105,000	105,806
GO, 5.00%, 2/15/2021	40,000	40,388
City of Cedar Park
GO, 5.00%, 2/15/2021	80,000	80,776
GO, 5.00%, 2/15/2022	30,000	31,725
City of Cedar Park, Utility System Rev., 3.00%, 8/15/2022	25,000	26,180
City of College Station
GO, 3.00%, 2/15/2021	50,000	50,283
GO, 5.00%, 2/15/2022	20,000	21,145
City of Corpus Christi, General Improvement
GO, 5.00%, 3/1/2021	30,000	30,359
GO, 5.00%, 3/1/2022	70,000	74,220
Series 2020A, GO, 5.00%, 3/1/2023	35,000	38,676
City of Dallas
GO, 5.00%, 2/15/2021	635,000	641,045
GO, 5.00%, 2/15/2023	495,000	523,082
City of Dallas Housing Finance Corp., Palladium Redbird Rev., 1.50%, 4/1/2022 (c)	900,000	914,778
City of Dallas, Equipment Acquisition Contractual Obligation GO, 5.00%, 2/15/2021	100,000	100,952
City of Dallas, Waterworks and Sewer System
Rev., 5.00%, 10/1/2022	75,000	77,921
Series 2020C, Rev., 5.00%, 10/1/2022	30,000	32,618
City of Deer Park GO, 3.00%, 3/15/2024	25,000	27,166
City of Del Rio GO, AGM, 3.00%, 6/1/2021	50,000	50,680
City of Denton
GO, 3.00%, 2/15/2021	25,000	25,142
GO, 4.00%, 2/15/2021	25,000	25,193
GO, 5.00%, 2/15/2021	120,000	121,166
GO, 5.00%, 2/15/2022	110,000	116,326
City of Edinburg GO, 5.00%, 3/1/2022	20,000	21,180
City of El Paso
Series 2012A, Rev., 4.00%, 3/1/2021	25,000	25,237
GO, 5.00%, 8/15/2021	30,000	30,987
City of El Paso, Combination Tax GO, 5.00%, 8/15/2022	85,000	91,932
City of El Paso, Municipal Drainage Utility System Rev., 5.00%, 3/1/2022	20,000	21,206
City of El Paso, Refunding and Improvement GO, 5.00%, 8/15/2021	25,000	25,822
City of El Paso, Water and Sewer
Series 2012A, Rev., 4.00%, 3/1/2022 (b)	40,000	41,872
Rev., 5.00%, 3/1/2022 (b)	40,000	42,369
Rev., 5.00%, 3/1/2022	50,000	53,014

Investments	Principal Amount($)	Value($)
City of El Paso, Water and Sewer System Rev., 5.00%, 3/1/2022	35,000	37,110
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	40,350
City of Fort Worth, Drainage Utility System Rev., 3.25%, 2/15/2021 (b)	25,000	25,155
City of Fort Worth, Water and Sewer System
Rev., 5.00%, 2/15/2021	50,000	50,491
Series 2015A, Rev., 5.00%, 2/15/2021	340,000	343,335
Rev., 5.00%, 2/15/2022	25,000	26,453
City of Frisco
Series 2016A, GO, 4.00%, 2/15/2021	85,000	85,655
GO, 5.00%, 2/15/2021	45,000	45,437
GO, 5.00%, 2/15/2022	55,000	58,170
City of Garland
GO, 5.00%, 2/15/2021	55,000	55,540
Series 2015A, GO, 5.00%, 2/15/2021	50,000	50,490
Series 2016B, Rev., 5.00%, 3/1/2023	220,000	242,691
City of Garland, Combination Tax GO, 5.00%, 2/15/2022	30,000	31,744
City of Grand Prairie
GO, 5.00%, 2/15/2021	125,000	126,226
Series 2013A, GO, 5.00%, 2/15/2021	65,000	65,638
GO, 4.00%, 2/15/2022	25,000	26,153
City of Grapevine GO, 5.00%, 2/15/2021	205,000	207,011
City of Grapevine, Combination Tax GO, 5.00%, 2/15/2022	40,000	42,325
City of Houston
Series 2017B, Rev., 4.00%, 11/15/2021	35,000	36,265
Series 2019B, Rev., 4.00%, 11/15/2021	25,000	25,904
Series 2016B, Rev., 5.00%, 11/15/2022	95,000	103,864
Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	83,186
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2021	25,000	25,543
Series 2013B, Rev., 4.00%, 11/15/2021	70,000	72,530
Series 2011D, Rev., 5.00%, 11/15/2021 (b)	80,000	83,661
Series 2012D, Rev., 5.00%, 11/15/2021	50,000	52,283
Series 2014D, Rev., 5.00%, 11/15/2021	75,000	78,425
Series 2018D, Rev., 5.00%, 11/15/2022	55,000	60,132

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Houston, Public Improvement
Series 2012A, GO, 5.00%, 3/1/2022	30,000	31,793
Series 2014A, GO, 5.00%, 3/1/2022	25,000	26,494
City of Hutto GO, 5.00%, 2/1/2021	110,000	110,854
City of Lakeway GO, 4.00%, 2/1/2024	45,000	50,094
City of Laredo
GO, 4.00%, 2/15/2022	70,000	73,185
GO, 5.00%, 2/15/2022	45,000	47,588
GO, 5.00%, 2/15/2023	45,000	49,477
GO, 5.00%, 2/15/2024	25,000	28,505
City of Laredo, Public Property Finance Contractual Obligations GO, 5.00%, 2/15/2021	50,000	50,485
City of Laredo, Waterworks and Sewer System Rev., AGM, 3.50%, 3/1/2022 (b)	300,000	312,249
City of League City Series 2011A, GO, 5.00%, 2/15/2022	25,000	26,425
City of Lewisville
GO, 5.00%, 2/15/2021	30,000	30,291
GO, 5.00%, 2/15/2022	20,000	21,148
City of Lubbock
Series 2016A, GO, 4.00%, 2/15/2021	30,000	30,232
GO, 5.00%, 2/15/2022	120,000	126,841
City of Lubbock, Electric Light and Power System Rev., 5.00%, 4/15/2022	120,000	127,856
City of Lubbock, Tax and Waterworks System GO, 5.00%, 2/15/2022	20,000	21,140
City of Mansfield, Combination Tax GO, 4.00%, 2/15/2022	20,000	20,922
City of McAllen GO, 5.00%, 2/15/2022	50,000	52,907
City of McAllen, Water and Sewer Rev., 5.00%, 2/1/2023	25,000	27,536
City of McKinney GO, 5.00%, 8/15/2021	25,000	25,850
City of Mesquite, Combination Tax GO, 3.00%, 2/15/2022	55,000	56,842
City of Mesquite, Waterworks and Sewer System
Rev., 4.00%, 3/1/2021	25,000	25,236
Rev., 3.00%, 3/1/2023	45,000	47,640
City of Midlothian GO, 3.00%, 8/15/2024	25,000	27,330
City of Missouri City
GO, 5.00%, 6/15/2021	30,000	30,770
Series 2018A, GO, 5.00%, 6/15/2022	20,000	21,465
GO, 5.00%, 6/15/2023	35,000	39,093
City of Mont Belvieu GO, 4.00%, 8/15/2022	100,000	106,421

Investments	Principal Amount($)	Value($)
City of New Braunfels
GO, 4.00%, 2/1/2022	35,000	36,503
GO, 5.00%, 2/1/2022	50,000	52,728
City of New Braunfels, Combination Tax Series 2014A, GO, 3.00%, 2/1/2022	50,000	51,567
City of New Braunfels, Utility System Rev., 5.00%, 7/1/2022	25,000	26,839
City of Paris GO, 4.50%, 12/15/2020	30,000	30,045
City of Pasadena
Series 2016A, GO, 5.00%, 2/15/2022	25,000	26,453
Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,209
City of Pearland GO, 4.00%, 3/1/2022	25,000	26,180
City of Plano, Municipal Drainage Utility System Revenue Rev., 3.00%, 5/15/2021	50,000	50,643
City of Richardson Series 2016A, GO, 5.00%, 2/15/2022	20,000	21,163
City of Richland Hills, Combination Tax GO, 4.00%, 8/15/2022	25,000	26,605
City of Rowlett GO, 5.00%, 2/15/2021	40,000	40,387
City of Sachse Series 2017A, GO, 4.00%, 2/15/2025	65,000	74,290
City of San Antonio
GO, 4.50%, 8/1/2021	25,000	25,714
GO, 5.00%, 8/1/2021	90,000	92,871
Rev., 5.00%, 2/1/2023	50,000	53,988
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2021	115,000	115,907
Series B, Rev., 2.00%, 12/1/2021 (c)	100,000	100,779
Rev., 5.00%, 2/1/2022	45,000	47,521
City of San Antonio, Municipal Drainage Utility System Rev., 5.00%, 2/1/2022	40,000	42,240
City of San Marcos GO, 3.00%, 8/15/2021	25,000	25,479
City of San Marcos, Combination Tax GO, 5.00%, 8/15/2023	25,000	28,199
City of Sugar Land
Series 2019A, GO, 5.00%, 2/15/2021	10,000	10,098
GO, 5.00%, 2/15/2022	30,000	31,744
City of Sugar Land, Waterworks and Sewer System
Rev., 5.00%, 8/15/2021	25,000	25,841
Rev., 4.00%, 8/15/2022	50,000	53,210
Rev., 5.00%, 8/15/2022	60,000	64,871
City of Temple
GO, 4.00%, 8/1/2022	35,000	37,226
GO, 5.00%, 8/1/2022	90,000	97,220

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Tyler, Water and Sewer System Series 2015B, Rev., 2.75%, 9/1/2021	25,000	25,482
City of Victoria GO, 5.00%, 8/15/2022	35,000	37,873
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	25,000	27,380
City of Waco, Combination Tax
GO, 5.00%, 2/1/2022	45,000	47,504
GO, 5.00%, 2/1/2023	25,000	27,553
City of Waco, Combination Tax and Certificates of Obligation GO, 5.00%, 2/1/2024	20,000	22,961
City of Wichita Falls Series 2015A, GO, 4.00%, 9/1/2021	25,000	25,713
City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	82,619
City of Wylie
GO, 5.00%, 2/15/2021	25,000	25,245
GO, 5.00%, 2/15/2023	50,000	55,092
Clear Creek Independent School District, Unlimited Tax Series 2012B, GO, 5.00%, 2/15/2022	25,000	26,453
Clear Lake City Water Authority
GO, 4.00%, 3/1/2021	125,000	125,972
GO, 4.00%, 3/1/2022	105,000	109,107
GO, 4.00%, 3/1/2023	145,000	155,595
Clifton Higher Education Finance Corp., Idea Public Schools Rev., 4.80%, 8/15/2021 (b)	155,000	159,937
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2020	20,000	20,035
Colorado River Municipal Water District Rev., 5.00%, 1/1/2021 (b)	110,000	110,433
Columbia-Brazoria Independent School District GO, PSF-GTD, 3.00%, 2/1/2025	200,000	220,112
Comal Independent School District Series 2012A, GO, PSF-GTD, 5.00%, 2/1/2021	60,000	60,479
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2021	100,000	100,798
Series 2015B, GO, PSF-GTD, 5.00%, 2/1/2021	80,000	80,638
GO, PSF-GTD, 5.00%, 2/1/2025	25,000	29,797
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	28,667
Conroe Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2021 (b)	20,000	20,196

Investments	Principal Amount($)	Value($)
Conroe Independent School District, School Building, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	52,906
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement
GO, 5.00%, 9/1/2021	70,000	72,518
GO, 5.00%, 9/1/2022	35,000	37,935
County of Bell GO, 5.00%, 8/15/2021	20,000	20,668
County of Bexar, Certificates of Obligation Series B, GO, 5.00%, 6/15/2021	20,000	20,519
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	52,490
County of Brazoria, Unlimited Tax GO, 4.00%, 3/1/2022	50,000	52,391
County of Brazos, Limited Tax
GO, 5.00%, 9/1/2021	35,000	36,251
GO, 5.00%, 9/1/2022	20,000	21,666
County of Collin, Unlimited Tax GO, 4.00%, 2/15/2021	40,000	40,310
County of Comal GO, 5.00%, 2/1/2022	50,000	52,782
County of Denton GO, 5.00%, 7/15/2021	20,000	20,594
County of El Paso GO, 5.00%, 2/15/2021 (b)	195,000	196,923
County of Ellis GO, 5.00%, 2/1/2022	70,000	73,895
County of Fort Bend, Toll Road, Unlimited Tax and Subordinate Lien Toll Road
GO, 5.00%, 3/1/2022	70,000	74,138
GO, 5.00%, 3/1/2022 (b)	25,000	26,481
County of Galveston, Limited Tax
GO, 4.00%, 2/1/2022	45,000	47,008
GO, 5.00%, 2/1/2024	50,000	57,266
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2022	55,000	59,387
Series 2016A, Rev., 5.00%, 8/15/2024	35,000	40,941
County of Harris, Subordinated Lien Series 2007C, GO, 5.25%, 8/15/2024	280,000	331,467
County of Harris, Unlimited Tax
Series 2019A, GO, 5.00%, 10/1/2021	35,000	36,405
Series 2010-A, GO, 5.00%, 10/1/2023	100,000	100,384
County of Hays, Limited Tax GO, 5.00%, 2/15/2022	45,000	47,616
County of Hidalgo, Certificates of Obligation GO, 5.00%, 8/15/2021	45,000	46,513

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	27,020
County of Montgomery, Limited Tax
GO, 5.00%, 3/1/2021	25,000	25,292
Series 2016A, GO, 5.00%, 3/1/2022	20,000	21,177
County of Rockwall, Unlimited Tax GO, 4.50%, 2/1/2021	50,000	50,356
County of Taylor, Limited Tax
GO, 5.00%, 2/15/2021	20,000	20,194
GO, 5.00%, 2/15/2022	65,000	68,738
GO, 5.00%, 2/15/2025	30,000	35,767
County of Travis, Limited Tax
Series 2019A, GO, 5.00%, 3/1/2021	30,000	30,359
GO, 3.50%, 3/1/2022	30,000	31,248
GO, 5.00%, 3/1/2022	80,000	84,822
GO, 5.00%, 3/1/2024	100,000	115,190
County of Travis, Unlimited Tax GO, 5.00%, 3/1/2022	75,000	79,521
County of Williamson, Limited Tax
GO, 5.00%, 2/15/2021	35,000	35,343
GO, 5.00%, 2/15/2022	20,000	21,163
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2021 (b)	25,000	25,197
Series 2012A, GO, PSF-GTD, 4.00%, 2/15/2021 (b)	210,000	211,655
GO, PSF-GTD, 5.00%, 2/15/2021	55,000	55,542
Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2021 (b)	150,000	151,486
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 4.00%, 12/1/2020	160,000	160,000
Series 2016B, Rev., 4.00%, 12/1/2020	100,000	100,000
Series 2014A, Rev., 5.00%, 12/1/2020	25,000	25,000
Series 2016B, Rev., 5.00%, 12/1/2020	100,000	100,000
Series 2014A, Rev., 5.00%, 12/1/2021	210,000	220,015
Series 2016B, Rev., 5.00%, 12/1/2021	40,000	41,908
Rev., 5.00%, 12/1/2022 (b)	25,000	27,385
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	21,904
Dallas County Hospital District, Limited Tax GO, 5.00%, 8/15/2022	100,000	107,727
Dallas County Utility and Reclamation District GO, 5.00%, 2/15/2024	115,000	131,240
Dallas Fort Worth International Airport
Series 2013G, Rev., 5.00%, 11/1/2021	380,000	395,964
Series 2014C, Rev., 5.00%, 11/1/2024	175,000	198,065

Investments	Principal Amount($)	Value($)
Dallas/Fort Worth International Airport
Series 2014E, Rev., 5.00%, 11/1/2021	175,000	182,352
Series F, Rev., 5.00%, 11/1/2024	250,000	282,950
Decatur Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2021	385,000	384,461
Deer Park Independent School District, School Building, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	21,163
Del Mar College District, Limited Tax
GO, 3.50%, 8/15/2022	45,000	47,507
GO, 5.00%, 8/15/2023	30,000	31,011
Eanes Independent School District Series B, GO, 4.00%, 8/1/2021	60,000	61,528
El Paso Downtown Development Corp, Downtown Ballpark Venue Project Rev., 5.00%, 8/15/2021	250,000	255,805
Fort Bend County Municipal Utility District No. 169, Water, Sewer and Drainage Facilities Series 2018A, Rev., AGM, 4.50%, 12/1/2020	265,000	265,000
Fort Bend Independent School District, Unlimited Tax Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	26,453
Fort Worth Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2021	165,000	166,625
GO, PSF-GTD, 5.00%, 2/15/2022	35,000	37,035
Frisco Independent School District GO, PSF-GTD, 5.00%, 2/15/2021 (b)	35,000	35,347
Garland Independent School District GO, PSF-GTD, 5.00%, 2/15/2022	25,000	26,453
Goose Creek Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2022	100,000	100,972
Grapevine-Colleyville Independent School District, Unlimited Tax Series 2013B, GO, 5.00%, 8/15/2022	25,000	27,052
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2015-1, Rev., 5.00%, 10/1/2021	200,000	207,688
Rev., 5.00%, 12/1/2021	100,000	104,409
Series 2013A, Rev., 5.00%, 12/1/2023	120,000	130,631

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Harris County Cultural Education Facilities Finance Corp., Teco Project Rev., 5.00%, 11/15/2022	100,000	109,041
Harris County Toll Road Senior Lien Series A, Rev., 5.00%, 8/15/2021	45,000	46,510
Harris County, Texas Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	145,000	156,565
Hays Consolidated Independent School District GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,840
Hays Consolidated Independent School District, School Building Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	100,000	103,609
Hidalgo County Drain District No. 1 Unlimited Tax GO, 5.00%, 9/1/2022	100,000	108,331
Highland Park Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2021	425,000	429,186
Houston Community College System
GO, 5.00%, 2/15/2022	65,000	68,738
GO, 4.00%, 2/15/2023	50,000	50,364
Houston Independent School District
GO, 5.00%, 7/15/2021	25,000	25,749
GO, PSF-GTD, 5.00%, 2/15/2025	25,000	29,921
Hudson Independent School District GO, PSF-GTD, 4.00%, 2/15/2022	200,000	209,100
Hurst-Euless-Bedford Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	45,000	48,694
Jefferson County Drain District No. 7, Maintenance Tax Notes Rev., 4.00%, 3/1/2022	100,000	104,718
Katy Independent School District, School Building
Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	30,000	31,733
Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,740
Keller Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	20,682
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	21,642
Klein Independent School District
Series 2012B, GO, PSF-GTD, 4.00%, 2/1/2021	60,000	60,376
GO, PSF-GTD, 5.00%, 2/1/2022	75,000	79,192
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	76,309

Investments	Principal Amount($)	Value($)
La Porte Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2021	50,000	50,492
Lake Travis Independent School District, School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2021	65,000	65,640
Lamar Consolidated Independent School District Series 2012B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	26,453
Las Varas Public Facility Corp., Wurzbach Manor Apartments Rev., VRDO, 1.70%, 12/1/2021 (c)	2,060,000	2,060,000
Leander Independent School District
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	44,964
Series 2013B, GO, 5.00%, 8/15/2023	35,000	39,367
Lewisville Independent School District
Series 2016B, GO, 5.00%, 8/15/2022	30,000	32,463
GO, PSF-GTD, 5.00%, 8/15/2023	25,000	28,213
Lone Star College System
Rev., 4.00%, 2/15/2021	25,000	25,194
GO, 5.00%, 2/15/2021	55,000	55,540
Series B, GO, 5.00%, 2/15/2021	280,000	282,747
Series 2015B, GO, 5.00%, 2/15/2022	20,000	21,163
GO, 5.00%, 2/15/2024	40,000	42,289
Lone Star College System, Limited Tax GO, 4.00%, 2/15/2021	30,000	30,233
Lower Colorado River Authority Rev., 5.00%, 5/15/2024	125,000	144,757
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2021	830,000	848,061
Series 2011A, Rev., 5.00%, 5/15/2021	140,000	143,046
Rev., 5.00%, 5/15/2022	110,000	117,622
Rev., 5.00%, 5/15/2023	250,000	278,490
Rev., 5.00%, 5/15/2024	100,000	115,806
Magnolia Independent School District
GO, PSF-GTD, 3.25%, 8/15/2021 (b)	40,000	40,862
GO, 5.00%, 8/15/2021	60,000	62,039
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	21,642
McLennan County Junior College District GO, 5.00%, 8/15/2021	45,000	46,522

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
McLennan County Junior College District, Limited Tax GO, 5.00%, 8/15/2022	75,000	81,130
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2011A, Rev., 5.00%, 11/1/2021 (b)	30,000	31,317
Series 2011A, Rev., 5.00%, 11/1/2021	20,000	20,868
Rev., 5.00%, 11/1/2022	25,000	27,256
Series 2015B, Rev., 5.00%, 11/1/2022	20,000	21,805
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	54,511
Series 2017A, Rev., 5.00%, 11/1/2022	30,000	32,707
Midland College District GO, 5.00%, 2/15/2023	85,000	89,791
Mustang Special Utility District
Series 2018A, Rev., 5.00%, 9/1/2021	45,000	46,608
Rev., 3.00%, 9/1/2022	25,000	26,234
North Central Texas Health Facility Development Corp., Children’s Medical Center Rev., 5.00%, 8/15/2021	360,000	371,711
North Texas Municipal Water District Water System
Rev., 5.25%, 9/1/2022	30,000	31,890
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	44,102
North Texas Municipal Water District Water System, Refunding and Improvement Rev., 5.00%, 9/1/2024	30,000	35,313
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2021	85,000	87,061
Rev., 5.00%, 6/1/2023	25,000	27,980
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2021	30,000	30,728
North Texas Tollway Authority System, First Tier
Rev., 5.00%, 1/1/2021	100,000	100,380
Rev., 6.00%, 1/1/2021 (b)	315,000	316,481
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	115,000	120,904
Series 2017A, Rev., 5.00%, 1/1/2025	190,000	207,666
North Texas Tollway Authority System, Special Projects System Series 2011A, Rev., 5.50%, 9/1/2021 (b)	100,000	103,940
Northside Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2021	145,000	146,428
Series 2019A, GO, PSF-GTD, 5.00%, 8/15/2021	45,000	46,536

Investments	Principal Amount($)	Value($)
Northwest Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	25,000	26,397
Pasadena Independent School District Series 2012D, GO, PSF-GTD, 5.00%, 2/15/2021	25,000	25,246
Permanent University Fund - University of Texas System
Series 2016A, Rev., 5.00%, 7/1/2021	55,000	56,544
Series 2015B, Rev., 5.00%, 7/1/2022	30,000	32,276
Series 2006B, Rev., 5.25%, 7/1/2022	20,000	21,596
Pflugerville Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	26,453
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	60,000	63,488
Rockwall Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2025	25,000	24,374
Round Rock Independent School District
GO, PSF-GTD, 5.00%, 8/1/2021	45,000	46,451
Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	27,005
Sam Rayburn Municipal Power Agency, Texas Power Supply System Rev., 5.00%, 10/1/2021	175,000	181,578
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	55,949
San Antonio Housing Trust Finance Corp., Alsbury Park Apartments Rev., FHA, 1.37%, 9/1/2021 (c)	40,000	40,312
San Antonio Independent School District GO, PSF-GTD, 5.00%, 2/15/2022	30,000	31,736
San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project Rev., 5.00%, 9/15/2024	35,000	37,727
San Antonio Water System Series 2012A, Rev., 5.00%, 5/15/2021	45,000	45,981
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2021	30,000	30,654

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2016C, Rev., 5.00%, 5/15/2021	50,000	51,090
Series 2017A, Rev., 5.00%, 5/15/2021	45,000	45,981
Series 2017A, Rev., 5.00%, 5/15/2022	25,000	26,744
Series 2020A, Rev., 5.00%, 5/15/2022	30,000	32,092
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	29,036
San Jacinto College District
Series 2016A, GO, 5.00%, 2/15/2021	75,000	75,736
Series 2016C, GO, 5.00%, 2/15/2021	50,000	50,491
Series 2016B, GO, 5.00%, 2/15/2022	40,000	42,325
Series 2019A, GO, 5.00%, 2/15/2022	70,000	74,069
Sharyland Independent School District GO, PSF-GTD, 5.00%, 2/15/2021 (b)	100,000	100,991
South Texas College GO, 3.00%, 8/15/2021	20,000	20,399
Spring Branch Independent School District
GO, PSF-GTD, 5.00%, 2/1/2021 (b)	25,000	25,200
Series 2015B, GO, PSF-GTD, 5.00%, 2/1/2021	20,000	20,159
GO, PSF-GTD, 5.00%, 2/1/2022	40,000	42,251
State of Texas
Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	2,915,000	2,915,000
Rev., TRAN, 4.00%, 8/26/2021	95,000	97,661
State of Texas, Transportation Commission Highway Improvement Series 2012A, GO, 5.00%, 4/1/2021	35,000	35,558
State of Texas, Transportation Commission Mobility Fund
Series 2015A, GO, 5.00%, 10/1/2021	50,000	52,004
Series A, GO, 5.00%, 10/1/2022	50,000	54,402
State of Texas, Veterans
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	3,660,000	3,660,000
Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	3,925,000	3,925,000
State of Texas, Water Financial Assistance
Series 2011B, GO, 5.00%, 8/1/2022	40,000	41,290
Series 2012G, GO, 5.00%, 8/1/2023	50,000	54,022

Investments	Principal Amount($)	Value($)
Stephen F Austin State University Revenue Financing System Series 2019A, Rev., 5.00%, 10/15/2021	50,000	51,958
Sugar Land 4B Corp., Sales Tax Rev., 3.00%, 2/15/2022	225,000	231,984
Tarrant County Cultural Education Facilities Finance Corp. Hospital, Cook Children’s Medical Center Rev., 5.00%, 12/1/2020	115,000	115,000
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center
Rev., 4.00%, 12/1/2020	150,000	150,000
Rev., 4.00%, 12/1/2021	145,000	150,175
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Rev., 5.00%, 10/1/2023	195,000	219,393
Tarrant Regional a Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2022	60,000	63,593
Texas A&M University, Financing System Series 2015A, Rev., 5.00%, 5/15/2022	40,000	42,814
Texas Department of Housing and Community Affairs, Crosby Plaza Apartments Rev., 1.17%, 2/1/2021 (c)	100,000	100,053
Texas Municipal Gas Acquisition and Supply Corp. Series 2006A, Rev., 5.25%, 12/15/2020	100,000	100,170
Texas Public Finance Authority Rev., 5.00%, 2/1/2021	50,000	50,396
Texas Southmost College District Series 2014A, GO, 5.00%, 2/15/2022	35,000	36,930
Texas State University System
Series 2019A, Rev., 4.00%, 3/15/2021	50,000	50,548
Rev., 5.00%, 3/15/2022	20,000	21,240
Series 2015A, Rev., 5.00%, 3/15/2022	45,000	47,791
Series 2015A, Rev., 5.00%, 3/15/2023	20,000	22,146
Texas Tech University System Series 2012A, Rev., 5.00%, 8/15/2021 (b)	40,000	41,359
Texas Tech University System, Refunding and Improvement Series 2012A, Rev., 5.00%, 8/15/2021 (b)	25,000	25,850
Texas Transportation Commission State Highway Fund Rev., 5.00%, 10/1/2023	40,000	45,379

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Texas Transportation Commission State Highway Fund, First Tier
Series 2014A, Rev., 5.00%, 4/1/2021	75,000	76,199
Series 2014A, Rev., 5.00%, 4/1/2022	25,000	26,608
Texas Water Development Board, Water Implementation Fund Series 2018B, Rev., 5.00%, 10/15/2022	25,000	27,253
Texas Woman’s University, Financing System
Rev., 4.00%, 7/1/2021	100,000	102,168
Rev., 4.00%, 7/1/2022	25,000	25,518
Town of Prosper, Combination Tax and Surplus GO, 4.00%, 2/15/2022	50,000	52,275
Town of Prosper, Refunding and Improvement GO, 5.00%, 8/15/2021	25,000	25,841
Trinity River Authority Central Regional Wastewater System
Rev., 5.00%, 8/1/2021	60,000	61,926
Rev., 5.00%, 8/1/2022	145,000	156,632
Trinity River Authority Denton Creek Wastewater Treatment System
Rev., 5.00%, 2/1/2022	30,000	31,644
Rev., 5.00%, 2/1/2024	40,000	45,840
Trinity River Authority, Water Project
Rev., 4.00%, 2/1/2021	65,000	65,398
Rev., 5.00%, 2/1/2025	40,000	47,584
Tyler Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	40,000	42,325
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	27,595
University of Houston
Series 2011A, Rev., 5.00%, 2/15/2021 (b)	30,000	30,291
Series 2016A, Rev., 5.00%, 2/15/2021	200,000	201,928
Series 2011A, Rev., 5.00%, 2/15/2022	50,000	50,502
Series 2016A, Rev., 5.00%, 2/15/2022	100,000	105,713
Series 2020A, Rev., 5.00%, 2/15/2022	125,000	132,141
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	53,838
University of North Texas System
Series 2017A, Rev., 5.00%, 4/15/2021	25,000	25,438
Series 2018A, Rev., 5.00%, 4/15/2023	55,000	61,058
University of Texas (The), Financing System
Series 2010B, Rev., 5.00%, 8/15/2021	25,000	25,853
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	175,000	189,303

Investments	Principal Amount($)	Value($)
Upper Trinity Regional Water District Rev., 5.00%, 8/1/2022	320,000	344,496
Viridian Municipal Management District, Unlimited Tax Utility Improvement and Road Improvement GO, 4.00%, 12/1/2020	100,000	100,000
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,891
Weslaco Housing Opportunities Corp., Primrose Village Apartments Rev., 1.42%, 1/1/2022 (c)	460,000	464,752
Wylie Independent School District, Unlimited Tax Series 2015C, GO, PSF-GTD, 6.75%, 8/15/2021	25,000	26,160

Total Texas		46,574,341

Utah — 0.5%
Alpine School District GO, 5.00%, 3/15/2021	25,000	25,343
Central Utah Water Conservancy District, Limited Tax Series 2011A, GO, 5.00%, 4/1/2022	35,000	35,557
City of Ogden City Rev., 3.00%, 1/15/2022	270,000	278,572
City of Park City GO, 5.00%, 5/1/2022	25,000	26,704
City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	27,587
City of South Jordan, Daybreak Assessment Area 4.00%, 11/1/2021	730,000	755,586
City of South Jordan, Daybreak Assessment Area No. 1 3.00%, 11/1/2022	40,000	42,162
City of St. George
Rev., 5.00%, 12/1/2021	20,000	20,964
Rev., 5.00%, 12/1/2022	20,000	21,925
GO, 4.00%, 8/1/2023	75,000	75,234
Rev., AGM, 5.00%, 6/1/2024	150,000	173,954
County of Salt Lake GO, 4.00%, 12/15/2022	75,000	80,724
County of Salt Lake, Sales Tax Series 2012A, Rev., 5.00%, 2/1/2022	55,000	58,048
County of Utah, IHC Health Services, Inc.
Series 2016B, Rev., 5.00%, 5/15/2022	145,000	154,718
Series 2018B-1, Rev., 5.00%, 8/1/2022 (c)	250,000	266,307
Series 2018B-2, Rev., 5.00%, 8/1/2024 (c)	235,000	268,267
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	100,000	116,271
County of Weber, Summit Mountain Assessment Area 5.00%, 1/15/2021	105,000	105,607

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Magna Water District GO, 5.00%, 6/1/2023	50,000	55,812
Metropolitan Water District of Salt Lake and Sandy, Water Revenue Project Series 2012A, Rev., 4.00%, 7/1/2022	35,000	37,115
Nebo School District Series 2017B, GO, 5.00%, 7/1/2022	30,000	32,266
Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2022	125,000	131,619
Southern Utah University, Auxiliary System and Student Building Rev., 4.00%, 5/1/2022	50,000	52,616
State of Utah GO, 5.00%, 7/1/2024	75,000	87,873
Summit County, Transportation Sales Tax Revenue Rev., 5.00%, 12/15/2021	75,000	78,757
Unified Fire Service Area Rev., 2.00%, 4/1/2021	100,000	100,574
University of Utah
Series 2015B, Rev., 5.00%, 12/1/2020	50,000	50,000
Series 2018B, Rev., AGM, 5.00%, 12/1/2020	20,000	20,000
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2021	20,000	20,646
Series 2015B, Rev., 5.00%, 8/1/2021	25,000	25,808
Series 2014B, Rev., 5.00%, 8/1/2022	25,000	27,001
Series 2016B-1, Rev., 5.00%, 8/1/2022	30,000	32,401
Series 2017B-2, Rev., 5.00%, 8/1/2022	20,000	21,601
Utah Associated Municipal Power Systems, San Juan Project Series 2011A, Rev., 5.50%, 6/1/2021	300,000	307,653
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2021	35,000	35,573
Series A, Rev., 5.00%, 4/15/2022	130,000	137,862
Series A, Rev., 5.00%, 4/15/2023	80,000	87,812
Utah State Building Ownership Authority, Facilities Master Lease Program
Rev., 5.00%, 5/15/2021	60,000	61,314
Rev., 5.00%, 5/15/2022	170,000	181,908
Rev., 5.00%, 5/15/2023	30,000	33,458

Investments	Principal Amount($)	Value($)
Washington County School District, School Building and Refunding, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	33,223
Washington County Water Conservancy District Rev., 5.00%, 10/1/2022	25,000	26,570
Weber School District, School Building GO, 5.00%, 6/15/2021	50,000	51,286

Total Utah		4,264,278

Vermont — 0.0% (g)
State of Vermont Series 2012E, GO, 4.00%, 8/15/2021	20,000	20,539
Vermont Municipal Bond Bank
Series 2013-1, Rev., 4.00%, 12/1/2020	100,000	100,000
Series 2018-1, Rev., 4.00%, 12/1/2021	25,000	25,956
Series 2011-4, Rev., 5.00%, 12/1/2022	40,000	41,924
Series 2011-6, Rev., 5.00%, 12/1/2022	25,000	26,203
Vermont Municipal Bond Bank, Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	30,000	32,647
Vermont Municipal Bond Bank, Local Investment Bond Series 2019-2, Rev., 3.00%, 12/1/2020	30,000	30,000

Total Vermont		277,269

Virginia — 0.8%
Arlington County Industrial Development Authority Rev., 5.00%, 2/15/2023	35,000	38,646
Chesapeake Hospital Authority, Regional Medical Center Rev., 4.00%, 7/1/2021	200,000	203,864
City of Alexandria Series 2012A, GO, 4.50%, 6/15/2021	30,000	30,697
City of Alexandria, Capital Improvement Series 2016A, GO, 5.00%, 7/15/2021	40,000	41,198
City of Harrisonburg, Public Improvement GO, 3.00%, 8/1/2022	25,000	25,469
City of Lynchburg, Public Improvement
GO, 5.00%, 2/1/2021	25,000	25,198
GO, 3.00%, 8/1/2021	25,000	25,471
City of Manassas, Public Improvement GO, 5.00%, 7/1/2021	55,000	56,544

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Newport News
Series 2014A, GO, 5.00%, 7/15/2021	20,000	20,599
Series 2017A, GO, 5.00%, 8/1/2021	25,000	25,802
City of Norfolk
Series 2016A, GO, 5.00%, 10/1/2021	20,000	20,803
Series A, GO, 5.00%, 10/1/2021	40,000	41,606
Rev., 5.00%, 11/1/2021	60,000	62,651
City of Poquoson
GO, 5.00%, 2/15/2021	25,000	25,245
GO, 5.00%, 2/15/2022	20,000	21,163
City of Portsmouth
Series 2016A, GO, 3.00%, 8/1/2021	25,000	25,471
Series 2015A, GO, 5.00%, 8/1/2021	25,000	25,802
Series 2013A, GO, 5.00%, 2/1/2022	30,000	31,688
City of Richmond Series 2013A, GO, 5.00%, 3/1/2021	35,000	35,419
City of Richmond, Public Improvement GO, 5.00%, 3/1/2022	20,000	21,203
City of Suffolk GO, 5.00%, 2/1/2021	30,000	30,238
County of Chesterfield, Public Improvement Series 2015A, GO, 5.00%, 1/1/2021	20,000	20,078
County of Fairfax, Public Improvement Series 2013A, GO, 5.00%, 10/1/2021 (b)	20,000	20,800
County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	25,000	26,952
County of Hanover, Public Improvement Bonds Series A, GO, 4.00%, 1/15/2021	25,000	25,114
County of Loudoun Series 2013A, GO, 4.00%, 12/1/2021	25,000	25,956
County of Loudoun, Public Improvement
Series 2011A, GO, 5.00%, 12/1/2020	25,000	25,000
Series 2016A, GO, 5.00%, 12/1/2021	50,000	52,410
County of Pittsylvania GO, 5.00%, 6/15/2021	50,000	51,282
County of Prince William COP, 5.00%, 10/1/2022	100,000	108,631
County of Pulaski GO, 5.00%, 2/1/2024	40,000	45,922
County of Spotsylvania Series 2011B, GO, 4.00%, 1/15/2024	30,000	30,129

Investments	Principal Amount($)	Value($)
County of Spotsylvania, Public Improvement
Series 2011A, GO, 4.00%, 1/15/2021	30,000	30,137
GO, 5.00%, 1/15/2021	50,000	50,289
GO, 5.00%, 1/15/2022	25,000	26,353
County of Spotsylvania, Water and Sewer System Rev., 5.00%, 6/1/2021	20,000	20,477
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	30,000	34,791
Fairfax County Economic Development Authority Series 2014A, Rev., 5.00%, 10/1/2021	30,000	31,204
Fairfax County Economic Development Authority, Route 28 Project Rev., 4.00%, 4/1/2021	140,000	141,775
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Rev., 4.00%, 5/15/2022	150,000	157,770
Hampton Roads Sanitation District, Wastewater
Series 2012A, Rev., 5.00%, 1/1/2021 (b)	50,000	50,197
Series A, Rev., 5.00%, 1/1/2021	80,000	80,312
Series 2018A, Rev., 5.00%, 10/1/2021	40,000	41,606
Loudoun County Economic Development Authority, Public Facilities Project Rev., 5.00%, 12/1/2021	25,000	26,205
Loudoun County Economic Development Authority, Public Facilities, Loudoun County Public Facilities Project Series 2016B, Rev., 5.00%, 12/1/2021	40,000	41,928
Loudoun County Sanitation Authority Series 2010A, Rev., 5.00%, 1/1/2021	50,000	50,195
Montgomery County Economic Development Authority, Public Projects Rev., 5.00%, 2/1/2021	35,000	35,271
Prince William County Industrial Development Authority, Facilities Project Series 2020A, Rev., 5.00%, 4/1/2021	80,000	81,279
Riverside Regional Jail Authority
Rev., 5.00%, 7/1/2021	50,000	51,403
Rev., 4.00%, 7/1/2022	100,000	106,043

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2021	175,000	179,445
Town of Leesburg GO, 5.00%, 1/15/2021	20,000	20,116
University of Virginia Series 2015B, Rev., 2.00%, 8/1/2021	30,000	30,370
Virginia Beach Development Authority, Public Facilities Series 2014A, Rev., 5.00%, 5/1/2021	25,000	25,501
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Rev., 5.00%, 2/1/2021	40,000	40,317
Series 2009E-1, Rev., 5.00%, 2/1/2021	220,000	221,745
Series 2009E-2, Rev., 5.00%, 2/1/2021	105,000	105,833
Series 2014A, Rev., 5.00%, 2/1/2021	70,000	70,555
Rev., 5.00%, 2/1/2022	60,000	63,375
Series 2009E-2, Rev., 5.00%, 2/1/2022	30,000	31,688
Series 2014A, Rev., 5.00%, 2/1/2022	35,000	36,969
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2012A, Rev., 5.00%, 9/1/2021 (b)	5,000	5,174
Series 2012-A, Rev., 5.00%, 9/1/2021	20,000	20,723
Series 2012B, Rev., 5.00%, 9/1/2021	70,000	72,529
Series 2015A, Rev., 5.00%, 9/1/2021	25,000	25,903
Series 2015A, Rev., 5.00%, 9/1/2022	25,000	27,106
Virginia College Building Authority, Virginia Educational Facilities Revenue 21st Century College and Equipment Project
Rev., 5.00%, 2/1/2021	110,000	110,872
Series 2011A, Rev., 5.00%, 2/1/2021 (b)	50,000	50,401
Virginia Commonwealth Transportation Board
Rev., GAN, 5.00%, 9/15/2021	60,000	62,276
Rev., GAN, 5.00%, 9/15/2022	25,000	27,148
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	140,000	155,251
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2021	115,000	117,513

Investments	Principal Amount($)	Value($)
Virginia Commonwealth Transportation Board, Federal Transportation
Series B-G, Rev., GAN, 5.00%, 3/15/2021	25,000	25,345
Series 2012B-G, Rev., GAN, 5.00%, 9/15/2021	40,000	41,517
Series 2012B-G, Rev., GAN, 5.00%, 3/15/2022	30,000	31,861
Virginia Commonwealth Transportation Board, Transportation District Program Rev., 5.00%, 5/15/2021	40,000	40,874
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Series 2014B, Rev., 5.00%, 5/15/2021	35,000	35,765
Virginia Housing Development Authority Series 2018A, Rev., 2.05%, 3/1/2022	20,000	20,016
Virginia Housing Development Authority, Commonwealth Mortgage Series 2012C-4, Rev., 2.49%, 1/1/2022	200,000	204,042
Virginia Polytechnic Institute & State University Series 2015A, Rev., 5.00%, 6/1/2021	50,000	51,203
Virginia Public Building Authority, Public Facilities
Series 2011A, Rev., 5.00%, 8/1/2021 (b)	35,000	36,123
Series 2011A, Rev., 5.00%, 8/1/2021	25,000	25,802
Series 2014A, Rev., 5.00%, 8/1/2021	20,000	20,642
Series 2014C, Rev., 5.00%, 8/1/2021	75,000	77,408
Series B, Rev., 5.00%, 8/1/2021	100,000	103,210
Series A, Rev., 5.00%, 8/1/2022	35,000	37,808
Virginia Public School Authority, School Financing 1997 Resolution
Series 2012A, Rev., 4.00%, 8/1/2021	45,000	46,134
Series 2011A, Rev., 4.13%, 8/1/2021 (b)	30,000	30,789
Series 2013A, Rev., 5.00%, 8/1/2021	25,000	25,796
Series 2020B, Rev., 5.00%, 8/1/2021	25,000	25,796
Series 2014B, Rev., 5.00%, 8/1/2022	25,000	26,988
Rev., 5.00%, 8/1/2023	50,000	56,321
Virginia Public School Authority, School Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	80,000	89,014

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Virginia Public School Authority, Special Obligation School Montgomery County
Rev., 5.00%, 1/15/2021 (b)	60,000	60,350
Rev., 5.00%, 2/1/2022	50,000	52,789
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Series 2014B, Rev., 5.00%, 11/1/2021	40,000	41,749
Series 2019C, Rev., 5.00%, 11/1/2021	20,000	20,874
Virginia Resources Authority, Pooled Financing Program Series 2010A, Rev., 5.00%, 11/1/2023	15,000	15,060
Western Regional Jail Authority Rev., 4.00%, 12/1/2022	50,000	53,692
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	1,640,000	1,676,851

Total Virginia		6,798,915

Washington — 2.0%
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax Series P-1, Rev., 5.00%, 2/1/2021	50,000	50,396
Central Puget Sound Regional Transit Authority, Sales and Use Tax
Series 2012S-1, Rev., 5.00%, 11/1/2021	25,000	26,104
Series 2012S-1, Rev., 5.00%, 11/1/2022	20,000	21,845
Central Washington University Rev., AGM, 5.00%, 5/1/2024	360,000	412,430
City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	30,000	32,888
City of Bellingham, Limited Tax Series 2016A, GO, 4.00%, 12/1/2020	50,000	50,000
City of Bellingham, Water and Sewer System Series 2016-ZF2389, Rev., VRDO, LIQ: Citibank NA, 0.31%, 12/10/2020 (c)(f)	5,480,000	5,480,000
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2022	25,000	26,908
City of Edmonds, Water and Sewer
Rev., 4.00%, 12/1/2020	25,000	25,000
Rev., 5.00%, 12/1/2023	25,000	27,959
City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	53,336
City of Kent, Limited Tax
GO, 5.00%, 12/1/2021	25,000	26,205

Investments	Principal Amount($)	Value($)
City of Kent, Utility System Rev., 5.00%, 12/1/2020	125,000	125,000
City of Leavenworth GO, 3.00%, 12/1/2020	25,000	25,000
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2020	25,000	25,000
City of Marysville, Water and Sewer Rev., 5.00%, 4/1/2022	80,000	85,144
City of Olympia, Limited Tax
GO, 5.00%, 12/1/2021	35,000	36,687
GO, 5.00%, 12/1/2024	25,000	29,698
City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	49,332
City of Redmond GO, 5.00%, 12/1/2020	55,000	55,000
City of Richland Series 2013A, GO, 4.00%, 12/1/2021	40,000	41,530
City of Richland, Water and Sewer Improvement Rev., 5.00%, 12/1/2020	45,000	45,000
City of Seattle, Drainage and Wastewater Improvement
Rev., 5.00%, 5/1/2021	65,000	66,301
Rev., 5.00%, 9/1/2021	80,000	82,891
City of Seattle, Drainage and Wastewater System Improvement Rev., 5.00%, 9/1/2024	25,000	26,480
City of Seattle, Municipal Light and Power Series 2012A, Rev., 5.00%, 6/1/2024	25,000	26,772
City of Seattle, Municipal Light and Power Improvement
Series 2011A, Rev., 5.00%, 2/1/2021	45,000	45,357
Rev., 5.00%, 9/1/2021	20,000	20,722
Rev., 5.00%, 1/1/2022	40,000	42,085
Rev., 5.00%, 9/1/2022	35,000	37,948
City of Shelton, Limited Tax
GO, 4.00%, 12/1/2021	150,000	155,292
GO, 4.00%, 12/1/2022	150,000	160,389
City of Spokane, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	49,332
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2020	45,000	45,000
City of Tacoma, Limited Tax Series 2015A, GO, 5.00%, 12/1/2020	75,000	75,000
City of Tacoma, Sewer Rev., 5.00%, 12/1/2020	25,000	25,000
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	38,923
City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., 5.00%, 1/1/2023	100,000	109,913
City of Vancouver, Limited Tax GO, 4.50%, 12/1/2020	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Clark County Public Utility District No. 1 Rev., 5.00%, 1/1/2024	15,000	17,138
Clark County School District No. 114 Evergreen, Unlimited Tax GO, 4.00%, 12/1/2020	105,000	105,000
Clark County School District No. 117 Camas, Unlimited Tax GO, 4.00%, 12/1/2021	75,000	77,869
Clark County School District No. 37 Vancouver Series 2001C, GO, NATL-RE, Zero Coupon, 12/1/2020	50,000	50,000
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 3.00%, 12/1/2022	30,000	31,679
GO, 3.00%, 12/1/2023	25,000	27,056
Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	27,354
County of Clark, Limited Tax GO, 5.00%, 12/1/2021	55,000	57,652
County of King Series 2011B, Rev., 5.00%, 1/1/2021 (b)	20,000	20,079
County of King, Limited Tax
Series 2015E, GO, 5.00%, 12/1/2020	30,000	30,000
Series 2019B, GO, 5.00%, 7/1/2022	30,000	32,281
Series 2012E, GO, 3.00%, 12/1/2022	30,000	31,686
Series 2014C, GO, 5.00%, 12/1/2022	20,000	21,921
County of King, Sewer
Rev., 5.00%, 1/1/2021	20,000	20,078
Rev., 5.00%, 1/1/2021 (b)	125,000	125,492
Series 2011C, Rev., 5.00%, 1/1/2021 (b)	25,000	25,098
Series 2013A, Rev., 5.00%, 1/1/2021	95,000	95,371
Series 2014B, Rev., 5.00%, 7/1/2021	80,000	82,246
County of King, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	52,410
County of Kitsap, Limited Tax GO, 4.00%, 12/1/2020	20,000	20,000
County of Kitsap, Sewer Rev., 5.00%, 12/1/2020	100,000	100,000
County of Pierce, Limited Tax Series 2013A, GO, 5.00%, 7/1/2021	35,000	35,964
County of Skagit, Limited Tax
GO, 3.00%, 12/1/2020	135,000	135,000
GO, 5.00%, 12/1/2021	20,000	20,964
GO, 5.00%, 12/1/2024	60,000	71,196
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2020	300,000	300,000
County of Spokane, Limited Tax GO, 5.00%, 12/1/2021	60,000	62,893
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	27,371

Investments	Principal Amount($)	Value($)
Energy Northwest, Columbia Generating Station Series A, Rev., 5.00%, 7/1/2021	50,000	51,389
FYI Properties, State of Washington District Project - Green Bonds
Rev., 5.00%, 6/1/2021	110,000	112,561
Rev., 5.00%, 6/1/2023	45,000	49,803
Grant County Public Utility District No. 2, Electric System
Series 2011-I, Rev., 5.00%, 1/1/2021 (b)	25,000	25,098
Series 2011-I, Rev., 5.00%, 1/1/2021 (b)	55,000	55,217
Grays Harbor County Public Utility District No. 1 Series 2015A, Rev., 5.00%, 1/1/2025	100,000	118,367
King County Fire Protection District No. 39 Series 2015A, GO, 5.00%, 12/1/2024	40,000	47,534
King County Housing Authority, Somerset Gardens Project Rev., 5.00%, 1/1/2021	125,000	125,442
King County Public Hospital District No. 2, Evergreen HealthCare GO, 4.50%, 12/1/2020 (b)	20,000	20,000
King County Public Hospital District No. 2, Evergreen Health GO, 5.00%, 12/1/2021	60,000	62,893
King County Rural Library District GO, 4.00%, 12/1/2021	90,000	93,442
King County School District No. 405 Bellevue
GO, 5.00%, 12/1/2020	20,000	20,000
GO, 5.00%, 12/1/2021	30,000	31,449
GO, 5.00%, 12/1/2022	25,000	27,401
GO, 5.00%, 12/1/2024	160,000	190,207
King County School District No. 414 Lake Washington
GO, 5.00%, 12/1/2020	50,000	50,000
GO, 4.00%, 12/1/2021	25,000	25,951
GO, 5.00%, 12/1/2021	30,000	31,440
GO, 5.00%, 12/1/2022	35,000	38,354
Lewis County Public Utility District No. 1
Rev., 5.00%, 10/1/2021	55,000	57,208
Rev., 5.00%, 10/1/2023	100,000	113,266
Metropolitan Park District of Tacoma, Unlimited Tax
Series 2014B, GO, 4.00%, 12/1/2020	25,000	25,000
GO, 5.00%, 12/1/2020	25,000	25,000
GO, 5.00%, 12/1/2021	50,000	52,410
Pierce County School District No. 3, Unlimited Tax, Washington State Credit Enhancement Program Series 2012A, GO, 4.00%, 12/1/2022	20,000	21,497

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pierce County, Peninsula School District No. 401, Unlimited Tax
GO, 4.00%, 12/1/2020	40,000	40,000
GO, 5.00%, 12/1/2021	45,000	47,169
Pierce County, Puyallup School District No. 3, Unlimited Tax
GO, 5.00%, 12/1/2021	60,000	62,861
GO, 5.00%, 12/1/2022	25,000	26,778
Port of Everett Rev., 4.00%, 12/1/2020	50,000	50,000
Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	50,000	54,011
Snohomish County School District No. 2 Everett
GO, 5.00%, 12/1/2021	25,000	26,208
GO, 3.00%, 12/1/2022	25,000	26,405
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	250,000	250,000
Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	100,000	100,000
South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	50,000	55,445
Southwest Suburban Sewer District Rev., 5.00%, 5/1/2022	20,000	21,319
Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	27,380
Spokane County School District No. 81 Spokane GO, 5.00%, 12/1/2020	230,000	230,000
State of Washington
Series 2017A, COP, 5.00%, 7/1/2021	30,000	30,834
Series R-2020D, GO, 5.00%, 7/1/2021	105,000	107,947
Series 2017A, COP, 5.00%, 7/1/2022	160,000	172,034
Series R-2020D, GO, 5.00%, 7/1/2022	40,000	43,028
Series 2017A, COP, 5.00%, 7/1/2023	45,000	50,477
State of Washington, Certificates of Participation
Series 2018C, COP, 5.00%, 7/1/2021	35,000	35,972
Series 2020D, COP, 5.00%, 7/1/2021	35,000	35,973
State of Washington, Local Agency Real, Certificates of Participation
Series 2010D, COP, 4.00%, 1/1/2021 (b)	25,000	25,077

Investments	Principal Amount($)	Value($)
Series 2013B, COP, 4.00%, 7/1/2022	125,000	132,430
Series 2019A, COP, 5.00%, 7/1/2022	25,000	26,880
State of Washington, Motor Vehicle Fuel Tax
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2021	40,000	39,952
Series R-2014B, GO, 5.00%, 7/1/2021	20,000	20,561
Series R-2017B, GO, 5.00%, 8/1/2021	60,000	61,926
Series 2021B, GO, 5.00%, 6/1/2022	50,000	53,586
Series B, GO, 5.00%, 7/1/2022	25,000	26,893
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	22,451
Series R-2021A, GO, 5.00%, 6/1/2024	500,000	575,860
State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue
Series 2012C, GO, 5.00%, 6/1/2022	15,000	15,352
Series 2012C, GO, 5.25%, 6/1/2026	400,000	409,872
Series 2012C, GO, 5.25%, 6/1/2027	110,000	112,715
Series 2012C, GO, 5.00%, 6/1/2028	230,000	235,391
Series 2012C, GO, 5.00%, 6/1/2031	50,000	51,172
Series 2012C, GO, 5.00%, 6/1/2033	25,000	25,586
Series 2012C, GO, 5.00%, 6/1/2041	110,000	112,578
State of Washington, Senior 520 Corridor Program
Series 2012F, Rev., 5.00%, 9/1/2022	375,000	405,551
Series 2012F, Rev., 5.00%, 9/1/2024	150,000	162,201
State of Washington, State and Local Agency Personal Property Series 2014B, COP, 5.00%, 7/1/2024	40,000	46,709
State of Washington, State and Local Agency Real and Personal Property
Series 2015B, COP, 5.00%, 1/1/2021	300,000	301,155
Series 2013A, COP, 5.00%, 7/1/2021	25,000	25,695
Series 2015C, COP, 5.00%, 7/1/2021	70,000	71,945
Series 2016A, COP, 5.00%, 7/1/2021	50,000	51,389
Series 2014A, COP, 4.00%, 7/1/2022	50,000	52,972

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2018C, COP, 5.00%, 7/1/2022	25,000	26,880
Series 2019D, COP, 5.00%, 7/1/2022	135,000	145,153
Series 2015C, COP, 5.00%, 7/1/2023	55,000	61,694
Series 2016A, COP, 5.00%, 7/1/2023	35,000	39,260
Series 2019B, COP, 5.00%, 7/1/2023	30,000	33,651
Series 2019D, COP, 5.00%, 7/1/2023	40,000	44,868
Series 2018C, COP, 5.00%, 7/1/2024	35,000	40,871
State of Washington, State and Local Agency Real Property
Series 2011A, COP, 4.40%, 1/1/2021	50,000	50,171
Series 2011D, COP, 4.50%, 1/1/2025	50,000	52,280
State of Washington, Various Purpose
Series 2011A, GO, 5.00%, 1/1/2021	50,000	50,197
Series R-2011A, GO, 5.00%, 1/1/2021	50,000	50,195
Series 2012D, GO, 5.00%, 2/1/2021	45,000	45,357
Series 2013D, GO, 5.00%, 2/1/2021	75,000	75,595
Series R-2012C, GO, 4.00%, 7/1/2021	25,000	25,557
Series R-2015G, GO, 4.00%, 7/1/2021	30,000	30,668
Series 2012A, GO, 5.00%, 8/1/2021	20,000	20,642
Series 2013A, GO, 5.00%, 8/1/2021	35,000	36,123
Series R-2012C, GO, 4.00%, 7/1/2022	35,000	37,098
Series R-2015E, GO, 5.00%, 7/1/2022	25,000	26,893
Series R-2015C, GO, 5.00%, 7/1/2023	20,000	22,451
Series 2015E, GO, 5.00%, 7/1/2024	25,000	29,232
Thurston County School District No. 111 Olympia, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	52,411
University of Washington
Series 2016A, Rev., 5.00%, 12/1/2020	25,000	25,000
Series 2011A, Rev., 5.00%, 4/1/2024	100,000	101,565
Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	65,000	65,254
Washington Biomedical Research Properties 3.2 Series 2015A, Rev., 5.00%, 1/1/2022	30,000	31,567

Investments	Principal Amount($)	Value($)
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II
Rev., 5.00%, 6/1/2021	30,000	30,721
Series A, Rev., 5.00%, 6/1/2022	50,000	53,610
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2011A, Rev., 5.00%, 2/1/2021 (b)	150,000	151,164
Washington Health Care Facilities Authority, Multicare Health System Series 2017B, Rev., 5.00%, 8/15/2021	100,000	103,210
Washington Health Care Facilities Authority, Providence Health and Services Series B, Rev., 5.00%, 10/1/2021 (c)	150,000	155,586
Washington Health Care Facilities Authority, Seattle Children’s Hospital
Series 2010B, Rev., 5.00%, 10/1/2021	225,000	225,821
Series 2017A, Rev., 5.00%, 10/1/2022	170,000	183,694
Washington State Housing Finance Commission, SAG Portfolio Projects Rev., 2.55%, 7/1/2021 (c)	500,000	506,345

Total Washington		18,173,118

West Virginia — 0.8%
Monongalia County Building Commission, Justice Center Project Series 2014A, Rev., 4.00%, 2/1/2022	250,000	251,472
Putnam County Board of Education GO, 4.00%, 5/1/2021 (b)	150,000	152,376
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company - Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	500,000	514,645
West Virginia Hospital Finance Authority, United Health System
Series 2016A, Rev., 5.00%, 6/1/2021	5,670,000	5,792,812
Series 2016A, Rev., 5.00%, 6/1/2022	20,000	21,288
West Virginia University
Series 2011B, Rev., 4.50%, 10/1/2021 (b)	25,000	25,896
Series 2019A, Rev., 5.00%, 10/1/2022	275,000	297,047

Total West Virginia		7,055,536

Wisconsin — 3.8%
City of Appleton, Water System
Rev., 3.00%, 1/1/2021	50,000	50,112
Rev., 4.00%, 1/1/2022	25,000	26,022

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Kaukauna, Electric System Rev., 4.00%, 12/15/2020	100,000	100,137
City of Kenosha, Promissory Notes Series 2018B, GO, 3.00%, 4/1/2021	50,000	50,460
City of La Crosse/Wisconsin Series 2011-C, GO, 3.00%, 10/1/2024	100,000	102,187
City of Lake Mills Series 2014B, GO, 4.00%, 9/1/2022	140,000	149,096
City of Madison Series 2019A, Rev., 5.00%, 1/1/2022	25,000	26,306
City of Madison, Sewer System Series 2018E, Rev., 4.00%, 12/1/2021	30,000	31,147
City of Madison, Water Utility
Rev., 4.00%, 1/1/2021	20,000	20,062
Rev., 5.00%, 1/1/2021	110,000	110,429
Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,075,537
City of Manitowoc
GO, 2.00%, 2/1/2021	385,000	386,097
GO, 2.00%, 2/1/2023	320,000	330,291
City of Merrill
Series 2019A, GO, 3.00%, 10/1/2021	60,000	61,388
Series 2019A, GO, 3.00%, 10/1/2022	60,000	62,584
City of Milwaukee, Promissory Notes
Series 2017N4, GO, 5.00%, 4/1/2021	3,675,000	3,731,375
Series 2018N4, GO, 5.00%, 4/1/2021	445,000	451,826
City of Oshkosh
Series A, GO, 0.05%, 12/1/2022	70,000	69,693
Series A, GO, 2.00%, 12/1/2023	200,000	209,558
City of Oshkosh, Promissory Notes Series 2017B, GO, 4.00%, 12/1/2020	295,000	295,000
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2022	140,000	145,187
County of Fond Du Lac, Promissory Notes
Series 2017A, GO, 2.00%, 3/1/2021	200,000	200,840
Series 2019A, GO, 3.00%, 3/1/2021	50,000	50,333
County of Milwaukee Series 2017A, GO, 2.00%, 9/1/2021	300,000	303,690
County of Milwaukee, Corporate Purpose Bonds Series 2018D, GO, 3.00%, 8/1/2024	100,000	109,530
East Troy Community School District GO, 3.00%, 3/1/2021	25,000	25,171

Investments	Principal Amount($)	Value($)
Fox Valley Technical College District
Series 2013A, GO, 4.00%, 12/1/2020	110,000	110,000
Series 2019A, GO, 3.00%, 12/1/2021	155,000	159,227
Ithaca School District, School Improvement GO, 3.00%, 3/1/2021	175,000	176,206
Madison Area Technical College
Series 2010-11B, GO, 4.00%, 3/1/2021 (b)	25,000	25,240
Series 2011-12A, GO, 4.00%, 3/1/2021	30,000	30,280
Series 2018-19B, GO, 4.00%, 3/1/2021	60,000	60,560
Mequon and Thiensville School District, School Improvement GO, 4.00%, 3/1/2021	35,000	35,328
Milwaukee Area Technical College District
Series 2017-2018L, GO, 3.00%, 6/1/2021	25,000	25,344
Series 2018-2019C, GO, 4.00%, 6/1/2022	75,000	79,201
Milwaukee Redevelopment Authority, Milwaukee Public Schools
Rev., 5.00%, 11/15/2022	365,000	398,602
Rev., 5.00%, 11/15/2023	130,000	147,274
Milwaukee Redevelopment Authority, Milwaukee Public Schools - Neighborhood Schools Initiative
Rev., 4.00%, 8/1/2021	350,000	358,677
Rev., NATL-RE, 4.00%, 8/1/2023	400,000	437,264
Northcentral Technical College District, Promissory Notes GO, 3.00%, 3/1/2021	50,000	50,345
Public Finance Authority, KU Campus Development Corp. - Central District Development Project
Rev., 5.00%, 3/1/2021	100,000	101,064
Rev., 5.00%, 3/1/2023	25,000	27,271
Public Finance Authority, Multi-Family Housing
Series 2015A, Rev., 5.15%, 12/1/2020 (b)	6,050,000	6,352,500
Series 2015A, Rev., 5.35%, 12/1/2020 (b)	1,790,000	1,879,500
Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	125,000	139,746
Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	359,089
Sevastopol School District, Promissory Notes
GO, 4.00%, 3/1/2024	985,000	1,095,359
GO, 4.00%, 3/1/2025	625,000	714,113

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sheboygan Area School District GO, 2.00%, 3/1/2021	50,000	50,071
State of Wisconsin
Series 2011-1, GO, 5.00%, 5/1/2021	195,000	198,904
Series 2011A, GO, 5.00%, 5/1/2021	50,000	51,001
Series 2011-2, GO, 4.00%, 11/1/2021	20,000	20,701
Series 2016-1, GO, 5.00%, 11/1/2021	30,000	31,325
Series 2016-2, GO, 5.00%, 11/1/2021	30,000	31,325
Series 3, GO, 5.00%, 11/1/2021	115,000	120,081
Series 2013-1, GO, 5.00%, 5/1/2022	25,000	26,705
State of Wisconsin, Master Lease
Series 2018A, COP, 3.00%, 9/1/2022	25,000	25,524
Series 2018A, COP, 3.00%, 3/1/2023	100,000	102,001
Sun Prairie Area School District GO, 5.00%, 3/1/2021	45,000	45,530
Tender Option Bond Trust Receipts/Certificates Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.17%, 12/10/2020 (c)(f)	7,570,000	7,570,000
University of Wisconsin Hospitals and Clinics Series 2013A, Rev., 5.00%, 4/1/2021	200,000	202,860
Village of DeForest Series 2019A, GO, 0.05%, 5/1/2021	95,000	94,937
Village of Ephraim, Street Improvement Series 2018A, GO, 5.00%, 3/1/2022	30,000	31,789
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	200,472
Village of Menomonee Falls, Corporate Purpose
Series B, GO, 3.50%, 2/1/2022	150,000	155,733
Series B, GO, 3.50%, 2/1/2023	155,000	165,641
Series B, GO, 3.50%, 2/1/2024	245,000	269,051
Village of Waunakee, Corporate Purpose Series 2012A, GO, 4.00%, 4/1/2021	80,000	80,247
West Salem School District GO, 1.25%, 4/1/2022	200,000	200,158
Western Technical College District Series 2017B, GO, 3.00%, 4/1/2022	50,000	51,853

Investments	Principal Amount($)	Value($)
Wisconsin Department of Transportation
Series 2013-1, Rev., 4.00%, 7/1/2021	80,000	81,772
Series 2012-2, Rev., 5.00%, 7/1/2021	25,000	25,699
Series 2013-1, Rev., 5.00%, 7/1/2021	20,000	20,559
Series 2015-1, Rev., 5.00%, 7/1/2021	25,000	25,699
Series 2017-1, Rev., 5.00%, 7/1/2021	20,000	20,559
Series 2019A, Rev., 5.00%, 7/1/2021	55,000	56,537
Series 2012-1, Rev., 5.00%, 7/1/2022	55,000	59,173
Series 2017-1, Rev., 5.00%, 7/1/2022	60,000	64,552
Wisconsin Health and Educational Facilities Authority Series 2014A, Rev., 5.00%, 12/1/2025	145,000	169,521
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 1/26/2022 (c)	155,000	163,107
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	205,000	224,475
Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,000,000	1,137,500
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	200,000	235,956
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2021	175,000	180,441
Rev., 5.00%, 8/15/2023	100,000	111,814
Rev., 5.00%, 8/15/2024	100,000	115,695
Wisconsin Health and Educational Facilities Authority, Froedtert Health Inc., Obligated Group Series 2017A, Rev., 5.00%, 4/1/2021	250,000	253,658
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2021	290,000	302,786
Wisconsin Housing and Economic Development Authority Series 2019A, Rev., 1.55%, 11/1/2021 (c)	100,000	100,094

Total Wisconsin		34,011,754

Wyoming — 0.0% (g)
University of Wyoming, Facilities Improvement
Series 2011B, Rev., 3.50%, 6/1/2022	45,000	45,711
Series 2012A, Rev., 5.00%, 6/1/2023	75,000	80,197

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wyoming State Loan & Investment Board Series 2012A, Rev., 5.00%, 10/1/2023	30,000	32,579

Total Wyoming		158,487

TOTAL MUNICIPAL BONDS (Cost $807,370,601)		810,296,320

	Shares
SHORT-TERM INVESTMENTS — 10.5%
INVESTMENT COMPANIES — 10.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(h)(i) (Cost $94,045,537)	93,992,480	94,048,875

Total Investments — 100.8% (Cost $901,416,138)		904,345,195
Liabilities in Excess of Other Assets — (0.8)%		(6,752,993)

Net Assets — 100.0%		897,592,202

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association

GO	General Obligation
GTD	Guaranteed
ICC	Insured Custody Certificates
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$810,296,320	$—	$810,296,320
Short-Term Investments
Investment Companies	94,048,875	—	—	94,048,875

Total Investments in Securities	$94,048,875	$810,296,320	$—	$904,345,195

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a)(b)	$8,637,248	$586,887,733	$501,474,089	$(5,356)	$3,339	$94,048,875	93,992,480	$60,347	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.